UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington , D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)
c/o BlackRock Fund Advisors
400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	April 30, 2024

Date of reporting period:	October 31, 2023

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.
OCTOBER 31, 2023
2023 Semi-Annual Report
(Unaudited)
iShares Trust
iShares Cohen & Steers REIT ETF | ICF | Cboe BZX

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended October 31, 2023. Significantly tighter monetary policy helped to rein in inflation, as the annual increase in the Consumer Price Index declined to its long-term average of approximately 3% in October 2023. Meanwhile, real economic growth proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades before rising slightly. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7,
2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were solid during the period, as the durability of consumer spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. However, equity returns were uneven, as the performance of a few notable technology companies supported gains among large-capitalization U.S. stocks, while small-capitalization U.S.
stocks declined overall. Meanwhile, international developed market equities advanced, and emerging market equities posted solid gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period, but slowed and then paused its tightening later in the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for several pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries,
U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-
currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of October 31, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
1.39% 10.14%
U.S. small cap equities
(Russell 2000
®
Index)
(5.29) (8.56)
International equities
(MSCI Europe, Australasia,
Far East Index)
(7.88) 14.40
Emerging market equities
(MSCI Emerging Markets
Index)
(4.78) 10.80
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.63 4.77
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(9.70) (3.25)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(6.13) 0.36
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.65) 2.64
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
0.02 6.23
This Page is not Part of Your Fund Report
2

Table of Contents
Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of October 31, 2023
2023
iShares Semi-Annual Report to Shareholders
4
iShares
®
Cohen & Steers REIT ETF
Investment Objective
The iShares Cohen & Steers REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (“REITs”), as represented by the Cohen & Steers Realty Majors Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (11.01)% (7.84)% 2.34% 5.16% (7.84)% 12.26% 65.33%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (11.01) (7.92) 2.33 5.16 (7.92) 12.22 65.32
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (10.85) (7.52) 2.71 5.53 (7.52) 14.30 71.38
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 889.90 $ 1.57 $ 1,000.00 $ 1,023.48 $ 1.68 0.33%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Specialized REITs ................................. 44.9%
Residential REITs ................................. 19.8
Retail REITs ..................................... 13.9
Industrial REITs ................................... 8.7
Health Care REITs ................................. 7.4
Office REITs ..................................... 3.7
Hotel & Resort REITs ............................... 1.6
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
American Tower Corp. .............................. 8.6%
Equinix, Inc. ..................................... 8.6
Prologis, Inc. ..................................... 7.4
Welltower, Inc. .................................... 6.2
Crown Castle, Inc. ................................. 6.0
Public Storage .................................... 5.6
Digital Realty Trust, Inc. ............................. 5.4
Realty Income Corp. ................................ 4.9
Simon Property Group, Inc. ........................... 4.9
VICI Properties, Inc. ................................ 4.1
(a)
Excludes money market funds.

About Fund Performance
5
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense example are intended to highlight shareholder’s ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
October 31, 2023
iShares
®
Cohen & Steers REIT ETF
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Health Care REITs — 7.4%
Healthpeak Properties, Inc. ............ 1,442,649 $ 22,433,192
Welltower, Inc. ..................... 1,310,870 109,601,841
132,035,033
Hotel & Resort REITs — 1.6%
Host Hotels & Resorts, Inc. ............ 1,875,827 29,037,802
Industrial REITs — 8.6%
Prologis, Inc. ...................... 1,305,886 131,568,014
Rexford Industrial Realty, Inc. .......... 529,991 22,916,811
154,484,825
Office REITs — 3.7%
Alexandria Real Estate Equities, Inc. ...... 415,239 38,671,208
Boston Properties, Inc. ............... 376,409 20,164,230
Cousins Properties, Inc. .............. 399,532 7,139,637
65,975,075
Residential REITs — 19.6%
American Homes 4 Rent, Class A ........ 828,663 27,130,427
AvalonBay Communities, Inc. .......... 374,509 62,071,122
Equity LifeStyle Properties, Inc. ......... 491,286 32,326,619
Equity Residential .................. 899,393 49,763,415
Essex Property Trust, Inc. ............. 169,273 36,210,880
Invitation Homes, Inc. ................ 1,533,179 45,520,084
Mid-America Apartment Communities, Inc. .. 307,680 36,352,392
Sun Communities, Inc. ............... 328,114 36,499,401
UDR, Inc. ........................ 816,071 25,959,218
351,833,558
Retail REITs — 13.8%
Federal Realty Investment Trust ......... 193,488 17,644,171
Kimco Realty Corp. ................. 1,634,905 29,330,196
Realty Income Corp. ................. 1,837,020 87,038,007
Regency Centers Corp. .............. 433,371 26,114,936
Simon Property Group, Inc. ............ 792,002 87,033,100
247,160,410
Specialized REITs — 44.7%
American Tower Corp. ............... 863,947 153,946,716
Crown Castle, Inc. .................. 1,143,765 106,347,270
Digital Realty Trust, Inc. .............. 768,398 95,557,975
Equinix, Inc. ...................... 210,629 153,683,344
Extra Space Storage, Inc. ............. 557,033 57,703,049
Public Storage ..................... 417,317 99,617,741
SBA Communications Corp. ........... 285,734 59,612,684
VICI Properties, Inc. ................. 2,648,580 73,895,382
800,364,161
Total Long-Term Investments — 99.4%
(Cost: $2,030,406,773) ........................... 1,780,890,864
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33%
(a)(b)
................ 1,964,536 $ 1,964,536
Total Short-Term Securities — 0.1%
(Cost: $1,964,536) .............................. 1,964,536
Total Investments — 99.5%
(Cost: $2,032,371,309 ) ........................... 1,782,855,400
Other Assets Less Liabilities — 0.5% ................... 9,361,247
Net Assets — 100.0% ..............................
$ 1,792,216,647
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Cohen & Steers REIT ETF
Schedule of Investments
7
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ $ 2,647,281 $ — $ (682,745)
(a)
$ — $ — $ 1,964,536 1,964,536 $ 85,840 $ —
— —
(a)
Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 375 12/15/23 $ 10,935 $ (64,008)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 64,008 $ — $ — $ — $ 64,008
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (940,039) $ — $ — $ — $ (940,039)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (210,565) $ — $ — $ — $ (210,565)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 7,478,810

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Cohen & Steers REIT ETF
8
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,780,890,864 $ — $ — $ 1,780,890,864
Short-Term Securities
Money Market Funds ...................................... 1,964,536 — — 1,964,536
$ 1,782,855,400 $ — $ — $ 1,782,855,400
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (64,008) $ — $ — $ (64,008)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

October 31, 2023
9
Financial Statements
iShares Cohen
& Steers REIT
ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,780,890,864
Investments, at value — affiliated
(b)
.......................................................................................... 1,964,536
Cash pledged:
Futures contracts .................................................................................................... 107,000
Receivables: –
Investments sold .................................................................................................... 9,267,612
Dividends — unaffiliated ............................................................................................... 480,512
Dividends — affiliated ................................................................................................. 14,454
Variation margin on futures contracts ....................................................................................... 18,675
Other assets ......................................................................................................... 10,353
Total assets .........................................................................................................
1,792,754,006
LIABILITIES
Payables: –
Capital shares redeemed ............................................................................................... 8,166
Investment advisory fees ............................................................................................... 529,193
Total liabilities ........................................................................................................
537,359
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 1,792,216,647
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 2,207,496,027
Accumulated loss ..................................................................................................... (415,279,380)
NET ASSETS ........................................................................................................
$ 1,792,216,647
NET ASSET VALUE
Shares outstanding ....................................................................................................
36,700,000
Net asset value .......................................................................................................
$ 48.83
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 2,030,406,773
(b)
  Investments, at cost — affiliated ................................................................................... $ 1,964,536
See notes to financial statements.

Statement of Operations
(unaudited)
Six Months Ended October 31, 2023
2023
iShares Semi-Annual Report to Shareholders
10
See notes to financial statements.
iShares Cohen
& Steers REIT
ETF
INVESTMENT INCOME –
Dividends — unaffiliated ............................................................................................... $ 35,891,949
Dividends — affiliated ................................................................................................. 85,840
Interest — unaffiliated ................................................................................................. 11,082
Total investment income .................................................................................................
35,988,871
EXPENSES
Investment advisory .................................................................................................. 3,524,654
Total expenses .......................................................................................................
3,524,654
Net investment income ..................................................................................................
32,464,217
REALIZED AND UNREALIZED GAIN (LOSS) $ (272,112,595)
Net realized gain (loss) from:
Investments — unaffiliated ........................................................................................... (34,238,167)
Futures contracts .................................................................................................. (940,039)
In-kind redemptions — unaffiliated
(a)
..................................................................................... 22,912,129
(12,266,077)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (259,635,952)
Futures contracts .................................................................................................. (210,565)
(259,846,517)
Net realized and unrealized loss ............................................................................................
(272,112,594)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (239,648,377)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
11
Financial Statements
See notes to financial statements.
iShares Cohen & Steers REIT ETF
Six Months Ended
10/31/23
(unaudited)
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 32,464,217 $ 66,359,085
Net realized gain (loss) .............................................................................. (12,266,077) 37,864,098
Net change in unrealized appreciation (depreciation) .......................................................... (259,846,517) (563,377,383)
Net decrease in net assets resulting from operations ............................................................
(239,648,377) (459,154,200)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(32,223,442) (60,855,631)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(213,044,526) 43,705,708
NET ASSETS
Total decrease in net assets ............................................................................ (484,916,345) (476,304,123)
Beginning of period ..................................................................................
2,277,132,992 2,753,437,115
End of period ......................................................................................
$ 1,792,216,647 $ 2,277,132,992
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
iShares Annual Report to Shareholders
12
iShares Cohen & Steers REIT ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of period ................
$ 55.74  $ 68.41  $ 62.62  $ 49.68  $ 55.51  $ 47.00
Net investment income
(b)
........................
0.81  1.62  1.01  1.15  1.39  1.28
Net realized and unrealized gain (loss)
(c)
..............
(6.91) (12.80) 6.10  13.04  (5.78) 8.74
Net increase (decrease) from investment operations ....... (6.10) (11.18) 7.11  14.19  (4.39) 10.02
Distributions from net investment income
(d)
.............. (0.81) (1.49) (1.32) (1.25) (1.44) (1.51)
Net asset value, end of period ..................... $ 48.83  $ 55.74  $ 68.41  $ 62.62  $ 49.68  $ 55.51
Total Return
(e)
— — — — — —
Based on net asset value ......................... (11.01)%
(f)
(16.31)% 11.33% 29.11% (8.10)% 21.70%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.33%
(h)
0.33% 0.32% 0.33% 0.34% 0.34%
Net investment income ...........................
3.02%
(h)
2.77% 1.46% 2.15% 2.43% 2.51%
Supplemental Data
Net assets, end of period (000) ..................... $ 1,792,217  $ 2,277,133  $ 2,753,437  $ 2,257,332  $ 1,842,861  $ 2,187,126
Portfolio turnover rate
( i )
........................... 8% 12% 11% 27% 19% 17%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
13
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
iShares ETF
Diversification
Classification
Cohen & Steers REIT .................................................................................................. Non-diversified

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report to Shareholders
14
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except ( i ) interest and taxes; (ii)
brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.3500%
Over $121 billion, up to and including $181 billion ............................................................................ 0.3325
Over $181 billion, up to and including $231 billion ............................................................................ 0.3159
Over $231 billion, up to and including $281 billion ............................................................................ 0.3001
Over $281 billion .................................................................................................. 0.2851

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended October 31, 2023, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the six months ended October 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended October 31, 2023, in-kind transactions were as follows:
7. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of April 30, 2023, the Fund had non-expiring capital loss carryforwards of $132,983,422 available to offset future realized capital gains.
As of October 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Cohen & Steers REIT ................................................................... $ 33,398,863 $ 21,567,093 $ (1,239,937)
iShares ETF Purchases Sales
Cohen & Steers REIT ................................................................................... $ 173,774,300 $ 176,708,133
iShares ETF
In-kind
Purchases
In-kind
Sales
Cohen & Steers REIT ................................................................................... $ 23,136,946 $ 235,705,275
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Cohen & Steers REIT .............................................. $ 2,058,418,945 $ 86,465,203 $ (362,092,756) $ (275,627,553)

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report to Shareholders
16
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption
Six Months Ended
10/31/23
Year Ended
04/30/23
iShares ETF Shares Amount Shares Amount
Cohen & Steers REIT
Shares sold 450,000 $ 23,293,773 5,500,000 $ 323,631,350
Shares redeemed (4,600,000) (236,338,299) (4,900,000) (279,925,642)
(4,150,000) $ (213,044,526) 600,000 $ 43,705,708

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Board Review and Approval of Investment Advisory Contract
2023
iShares Semi-Annual Report to Shareholders
18
iShares Cohen & Steers REIT ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
(continued)
19
Board Review and Approval of Investment Advisory Contract
calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.
The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
2023
iShares Semi-Annual Report to Shareholders
20
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
October 31, 2023
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Cohen & Steers REIT ................... $ 0.808961 $ — $ — $ 0.808961 100% —% —% 100%

General Information
21
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT are available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

iS-SAR-411-1023
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management,
Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2023
2023 Semi-Annual Report
(Unaudited)
iShares Trust
iShares Morningstar Growth ETF | ILCG | NYSE Arca
iShares Morningstar Mid-Cap ETF | IMCB | NYSE Arca
iShares Morningstar Mid-Cap Growth ETF | IMCG | NYSE Arca
iShares Morningstar Small-Cap Growth ETF | ISCG | NYSE Arca
iShares Morningstar Small-Cap Value ETF | ISCV | NYSE Arca

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended October 31, 2023. Significantly tighter monetary policy helped to rein in inflation, as the annual increase in the Consumer Price Index declined to its long-term average of approximately 3% in October 2023. Meanwhile, real economic growth proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades before rising slightly. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7,
2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were solid during the period, as the durability of consumer spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. However, equity returns were uneven, as the performance of a few notable technology companies supported gains among large-capitalization U.S. stocks, while small-capitalization U.S.
stocks declined overall. Meanwhile, international developed market equities advanced, and emerging market equities posted solid gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period, but slowed and then paused its tightening later in the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for several pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries,
U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-
currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of October 31, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
1.39% 10.14%
U.S. small cap equities
(Russell 2000
®
Index)
(5.29) (8.56)
International equities
(MSCI Europe, Australasia,
Far East Index)
(7.88) 14.40
Emerging market equities
(MSCI Emerging Markets
Index)
(4.78) 10.80
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.63 4.77
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(9.70) (3.25)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(6.13) 0.36
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.65) 2.64
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
0.02 6.23
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of October 31, 2023
2023
iShares Semi-Annual Report To Shareholders

iShares
®
Morningstar Growth ETF
Investment Objective
The iShares Morningstar Growth ETF (the “ Fund ” ) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar
®
US Large-Mid Cap Broad Growth Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US
Large
Growth
Index
SM
. Index performance beginning on March 22, 2021 reflects
the performance of the Morningstar
®
US Large-Mid Cap Broad Growth Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.22% 17.05% 12.22% 12.83% 17.05% 78.00% 234.49%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.18 17.09 12.22 12.83 17.09 77.99 234.27
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.23 17.06 12.38 13.13 17.06 79.21 243.45
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,052.20 $ 0.21 $ 1,000.00 $ 1,024.94 $ 0.20 0.04%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 43.2%
Consumer Discretionary ............................ 15.5
Health Care .................................... 9.9
Communication Services ............................ 8.1
Financials ...................................... 7.1
Industrials ...................................... 6.6
Consumer Staples ................................ 3.2
Real Estate ..................................... 2.6
Energy ........................................ 1.6
Materials ...................................... 1.5
Utilities ........................................ 0.7
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Microsoft Corp. ................................... 12.7%
Apple, Inc. ...................................... 12.7
Amazon.com, Inc. ................................. 6.1
NVIDIA Corp. .................................... 5.1
Tesla, Inc. ....................................... 2.8
Alphabet, Inc., Class A .............................. 2.3
Eli Lilly & Co. .................................... 2.2
Alphabet, Inc., Class C, NVS .......................... 1.9
Visa, Inc., Class A ................................. 1.9
Mastercard, Inc., Class A ............................. 1.6
(a)
Excludes money market funds.

Fund Summary
as of October 31, 2023

Fund Summary
iShares
®
Morningstar Mid-Cap ETF
Investment Objective
The iShares Morningstar Mid-Cap ETF (the “ Fund ” ) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the
Morningstar
®
US Mid Cap Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US Mid Core Index
SM
. Index performance beginning on March 22, 2021 reflects the performance of the Morningstar
®
US Mid Cap Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.57)% (0.88)% 6.95% 7.84% (0.88)% 39.93% 112.71%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.62) (0.96) 6.96 7.84 (0.96) 39.98 112.62
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.55) (0.87) 7.09 8.04 (0.87) 40.88 116.73
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 954.30 $ 0.20 $ 1,000.00 $ 1,024.94 $ 0.20 0.04%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 18.2%
Information Technology ............................. 14.7
Financials ...................................... 13.5
Health Care .................................... 10.3
Consumer Discretionary ............................ 8.9
Real Estate ..................................... 8.0
Utilities ........................................ 6.9
Materials ...................................... 6.4
Energy ........................................ 5.3
Consumer Staples ................................ 4.7
Communication Services ............................ 3.1
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Parker-Hannifin Corp. ............................... 0.6%
TransDigm Group, Inc. .............................. 0.6
NXP Semiconductors NV ............................ 0.6
American International Group, Inc. ...................... 0.6
Workday, Inc., Class A .............................. 0.6
Trane Technologies plc .............................. 0.6
Welltower, Inc. .................................... 0.6
Newmont Corp. ................................... 0.6
PACCAR, Inc. .................................... 0.6
Williams Cos., Inc. (The) ............................. 0.5
(a)
Excludes money market funds.

Fund Summary
as of October 31, 2023
2023
iShares Semi-Annual Report To Shareholders

iShares
®
Morningstar Mid-Cap Growth ETF
Investment Objective
The iShares Morningstar Mid-Cap Growth ETF (the “ Fund ” ) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar
®
US Mid Cap Broad Growth Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US Mid Growth Index
SM
. Index performance beginning on March 22, 2021 reflects
the performance of the Morningstar
®
US Mid Cap Broad Growth Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3.99)% 1.36% 9.65% 9.70% 1.36% 58.51% 152.35%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.05) 1.24 9.63 9.71 1.24 58.39 152.52
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3.97) 1.38 9.83 9.91 1.38 59.84 157.31
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 960.10 $ 0.30 $ 1,000.00 $ 1,024.83 $ 0.31 0.06%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 23.2%
Information Technology ............................. 20.7
Health Care .................................... 11.9
Consumer Discretionary ............................ 10.3
Financials ...................................... 8.2
Real Estate ..................................... 7.6
Consumer Staples ................................ 4.6
Communication Services ............................ 4.2
Energy ........................................ 3.7
Materials ...................................... 3.3
Utilities ........................................ 2.3
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
TransDigm Group, Inc. .............................. 1.2%
Workday, Inc., Class A .............................. 1.1
Marvell Technology, Inc. ............................. 1.0
Hilton Worldwide Holdings, Inc. ........................ 1.0
Crowdstrike Holdings, Inc., Class A ...................... 1.0
Ross Stores, Inc. .................................. 1.0
Copart, Inc. ...................................... 1.0
MSCI, Inc. ...................................... 1.0
Constellation Energy Corp. ........................... 0.9
Paychex, Inc. .................................... 0.9
(a)
Excludes money market funds.

Fund Summary
as of October 31, 2023

Fund Summary
iShares
®
Morningstar Small-Cap Growth ETF
Investment Objective
The iShares Morningstar Small-Cap Growth ETF (the “ Fund ” ) seeks to track the investment results of an index composed of small-capitalization U.S. equities, that exhibit growth characteristics, as represented by the Morningstar
®
US Small Cap Broad Growth Extended Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US Small Growth
Index
SM
. Index performance beginning on March 22, 2021 reflects
the performance of the Morningstar
®
US Small Cap Broad Growth Extended Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (5.58)% (3.04)% 3.63% 6.17% (3.04)% 19.53% 81.95%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (5.45) (3.04) 3.67 6.18 (3.04) 19.72 82.08
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (5.64) (3.24) 3.65 6.22 (3.24) 19.64 82.85
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 944.20 $ 0.29 $ 1,000.00 $ 1,024.83 $ 0.31 0.06%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 22.3%
Information Technology ............................. 19.7
Health Care .................................... 16.8
Consumer Discretionary ............................ 12.1
Financials ...................................... 7.2
Real Estate ..................................... 4.8
Materials ...................................... 4.3
Energy ........................................ 4.1
Consumer Staples ................................ 3.7
Communication Services ............................ 3.7
Utilities ........................................ 1.3
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Vertiv Holdings Co., Class A .......................... 0.8%
Tradeweb Markets, Inc., Class A ........................ 0.6
Pure Storage, Inc., Class A ........................... 0.6
Saia, Inc. ....................................... 0.6
Range Resources Corp. ............................. 0.5
Clean Harbors, Inc. ................................ 0.5
Celsius Holdings, Inc. ............................... 0.4
EastGroup Properties, Inc. ........................... 0.4
Roku, Inc., Class A ................................. 0.4
Advanced Drainage Systems, Inc. ...................... 0.4
(a)
Excludes money market funds.

Fund Summary
as of October 31, 2023
2023
iShares Semi-Annual Report To Shareholders

iShares
®
Morningstar Small-Cap Value ETF
Investment Objective
The iShares Morningstar Small-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar
®
US Small Cap Broad Value Extended Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US Small Cap Value Index
SM
. Index performance beginning on March 22, 2021
reflects the performance of the Morningstar
®
US Small Cap Broad Value Extended Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.11)% (7.08)% 3.23% 4.93% (7.08)% 17.26% 61.84%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.11) (7.42) 3.22 4.92 (7.42) 17.19 61.63
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.15) (7.21) 3.38 5.11 (7.21) 18.08 64.57
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 958.90 $ 0.30 $ 1,000.00 $ 1,024.83 $ 0.31 0.06%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Financials ...................................... 27.1%
Industrials ...................................... 15.4
Consumer Discretionary ............................ 14.6
Energy ........................................ 8.0
Real Estate ..................................... 7.6
Information Technology ............................. 6.8
Health Care .................................... 6.1
Materials ...................................... 6.0
Utilities ........................................ 3.2
Consumer Staples ................................ 2.9
Communication Services ............................ 2.3
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
XPO, Inc. ....................................... 0.5%
Antero Resources Corp. ............................. 0.5
Omega Healthcare Investors, Inc. ....................... 0.5
Assurant, Inc. .................................... 0.5
Southwestern Energy Co. ............................ 0.5
United States Steel Corp. ............................ 0.5
Chord Energy Corp. ................................ 0.4
New York Community Bancorp, Inc. ..................... 0.4
Lithia Motors, Inc., Class A ........................... 0.4
Murphy Oil Corp. .................................. 0.4
(a)
Excludes money market funds.

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
October 31, 2023
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.5%
Axon Enterprise, Inc.
(a)
............... 5,750 $ 1,175,818
HEICO Corp. ..................... 3,238 512,932
HEICO Corp., Class A ................ 6,242 793,545
Howmet Aerospace, Inc. .............. 32,178 1,419,050
Huntington Ingalls Industries, Inc. ........ 1,667 366,440
Textron, Inc. ...................... 5,461 415,036
TransDigm Group, Inc.
(a)
.............. 4,536 3,756,216
8,439,037
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc. .......... 3,007 246,063
Expeditors International of Washington, Inc. . 4,871 532,157
778,220
Automobile Components — 0.2%
Aptiv plc
(a)
........................ 23,239 2,026,441
BorgWarner, Inc. ................... 7,629 281,510
Lear Corp. ....................... 1,794 232,789
2,540,740
Automobiles — 2.8%
(a)
Lucid Group, Inc.
(b)
.................. 72,861 300,187
Tesla, Inc. ........................ 226,983 45,587,266
45,887,453
Banks — 0.1%
First Citizens BancShares, Inc., Class A .... 971 1,340,699
Beverages — 1.0%
Brown-Forman Corp., Class A .......... 4,558 261,720
Brown-Forman Corp., Class B, NVS ...... 15,163 851,554
Coca-Cola Co. (The) ................ 117,301 6,626,333
Monster Beverage Corp.
(a)
............. 61,116 3,123,028
PepsiCo, Inc. ..................... 36,242 5,917,594
16,780,229
Biotechnology — 1.2%
(a)
Alnylam Pharmaceuticals, Inc. .......... 10,301 1,563,692
Apellis Pharmaceuticals, Inc. ........... 8,441 410,739
BioMarin Pharmaceutical, Inc.
(b)
......... 15,566 1,267,851
Exact Sciences Corp.
(b)
............... 14,766 909,438
Incyte Corp. ...................... 15,260 822,972
Karuna Therapeutics, Inc. ............. 1,616 269,242
Neurocrine Biosciences, Inc. ........... 7,998 887,298
Regeneron Pharmaceuticals, Inc. ........ 3,156 2,461,333
Sarepta Therapeutics, Inc. ............. 7,624 513,171
Seagen, Inc. ...................... 11,566 2,461,360
Vertex Pharmaceuticals, Inc. ........... 21,215 7,682,164
19,249,260
Broadline Retail — 6.5%
Amazon.com, Inc.
(a)
................. 746,334 99,329,592
Coupang, Inc., Class A
(a)
.............. 63,463 1,078,871
eBay, Inc. ........................ 19,066 747,959
Etsy, Inc.
(a)
....................... 10,260 639,198
MercadoLibre, Inc.
(a)
................. 3,793 4,706,127
106,501,747
Building Products — 0.4%
A O Smith Corp. ................... 5,648 394,004
Allegion plc ....................... 4,426 435,341
Builders FirstSource, Inc.
(a)
............ 5,520 599,030
Carlisle Cos., Inc. .................. 2,711 688,838
Carrier Global Corp. ................. 25,316 1,206,561
Johnson Controls International plc ....... 19,106 936,576
Lennox International, Inc. ............. 1,237 458,358
Security
Shares
Shares Value
Building Products (continued)
Trane Technologies plc ............... 12,521 $ 2,382,872
7,101,580
Capital Markets — 1.6%
Ameriprise Financial, Inc. ............. 3,436 1,080,863
Ares Management Corp., Class A ........ 13,565 1,337,373
Blackstone, Inc., Class A .............. 16,643 1,536,981
Charles Schwab Corp. (The) ........... 44,875 2,335,295
FactSet Research Systems, Inc. ......... 3,128 1,350,952
Interactive Brokers Group, Inc., Class A .... 8,789 703,735
Intercontinental Exchange, Inc. ......... 23,518 2,526,774
LPL Financial Holdings, Inc. ............ 6,272 1,408,190
MarketAxess Holdings, Inc. ............ 3,095 661,556
Moody's Corp. ..................... 9,064 2,791,712
Morningstar, Inc. ................... 2,114 535,349
MSCI, Inc. ....................... 6,497 3,063,660
Nasdaq, Inc. ...................... 11,081 549,618
Raymond James Financial, Inc. ......... 8,492 810,477
S&P Global, Inc. ................... 16,301 5,694,102
SEI Investments Co. ................. 4,232 227,089
26,613,726
Chemicals — 1.2%
Air Products & Chemicals, Inc. .......... 7,549 2,132,140
Albemarle Corp. ................... 5,109 647,719
Corteva, Inc. ...................... 24,606 1,184,533
DuPont de Nemours, Inc. ............. 16,889 1,230,870
Ecolab, Inc. ...................... 13,547 2,272,374
FMC Corp. ....................... 4,116 218,971
Linde plc ........................ 18,447 7,049,705
Olin Corp. ........................ 4,350 185,832
PPG Industries, Inc. ................. 11,888 1,459,490
RPM International, Inc. ............... 5,416 494,318
Sherwin-Williams Co. (The) ............ 7,080 1,686,527
Westlake Corp. .................... 1,501 173,155
18,735,634
Commercial Services & Supplies — 0.7%
Cintas Corp. ...................... 5,426 2,751,633
Copart, Inc.
(a)
..................... 71,408 3,107,676
Republic Services, Inc. ............... 8,966 1,331,361
Rollins, Inc. ....................... 23,090 868,415
Tetra Tech, Inc. .................... 4,417 666,570
Waste Management, Inc. .............. 13,685 2,248,856
10,974,511
Communications Equipment — 0.4%
Arista Networks, Inc.
(a)
............... 20,642 4,136,038
F5, Inc.
(a)
........................ 1,660 251,639
Motorola Solutions, Inc. .............. 7,894 2,198,163
6,585,840
Construction & Engineering — 0.2%
AECOM ......................... 5,770 441,693
EMCOR Group, Inc. ................. 2,245 463,929
Quanta Services, Inc. ................ 7,722 1,290,501
WillScot Mobile Mini Holdings Corp.
(a)
..... 16,166 637,102
2,833,225
Construction Materials — 0.3%
Martin Marietta Materials, Inc. .......... 5,063 2,070,463
Vulcan Materials Co. ................ 10,927 2,147,046
4,217,509
Consumer Finance — 0.1%
Discover Financial Services ............ 12,531 1,028,544

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 1.7%
BJ's Wholesale Club Holdings, Inc.
(a)
...... 5,508 $ 375,205
Casey's General Stores, Inc. ........... 1,937 526,690
Costco Wholesale Corp. .............. 36,427 20,123,732
Dollar General Corp. ................ 5,585 664,838
Dollar Tree, Inc.
(a)
................... 17,204 1,911,192
Performance Food Group Co.
(a)(b)
........ 12,956 748,339
Sysco Corp. ...................... 41,435 2,755,013
US Foods Holding Corp.
(a)
............. 11,756 457,779
27,562,788
Containers & Packaging — 0.1%
Avery Dennison Corp. ................ 2,776 483,218
Ball Corp. ........................ 11,556 556,421
Crown Holdings, Inc. ................ 3,346 269,688
1,309,327
Distributors — 0.1%
Genuine Parts Co. .................. 5,409 697,004
LKQ Corp. ....................... 6,691 293,869
Pool Corp. ....................... 1,929 609,120
1,599,993
Diversified Consumer Services — 0.0%
Service Corp. International ............ 4,870 265,025
Electric Utilities — 0.4%
Constellation Energy Corp. ............ 26,423 2,983,685
NextEra Energy, Inc. ................ 65,120 3,796,496
NRG Energy, Inc. ................... 5,968 252,924
7,033,105
Electrical Equipment — 0.4%
AMETEK, Inc. ..................... 18,932 2,665,058
Hubbell, Inc. ...................... 4,424 1,194,922
Rockwell Automation, Inc. ............. 9,468 2,488,285
6,348,265
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A ............. 28,282 2,278,115
CDW Corp. ....................... 11,014 2,207,206
Cognex Corp. ..................... 14,108 507,747
Flex Ltd.
(a)(b)
...................... 13,065 336,032
Jabil, Inc. ........................ 6,302 773,885
Keysight Technologies, Inc.
(a)
........... 8,799 1,073,918
TE Connectivity Ltd. ................. 13,334 1,571,412
Teledyne Technologies, Inc.
(a)
........... 2,200 824,098
Trimble, Inc.
(a)
..................... 9,392 442,645
Zebra Technologies Corp., Class A
(a)
...... 2,425 507,868
10,522,926
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A ............ 48,142 1,657,048
Halliburton Co. .................... 47,587 1,872,073
Schlumberger NV .................. 55,137 3,068,925
6,598,046
Entertainment — 1.8%
Electronic Arts, Inc. ................. 8,934 1,105,940
Liberty Media Corp.-Liberty Formula One,
Class A
(a)
...................... 1,376 79,189
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)
.................. 11,710 757,520
Live Nation Entertainment, Inc.
(a)
........ 11,628 930,472
Netflix, Inc.
(a)
...................... 36,427 14,996,632
ROBLOX Corp., Class A
(a)(b)
............ 39,583 1,259,135
Take-Two Interactive Software, Inc.
(a)(b)
.... 12,997 1,738,349
Walt Disney Co. (The)
(a)
.............. 86,676 7,071,895
Security
Shares
Shares Value
Entertainment (continued)
Warner Bros Discovery, Inc.
(a)
.......... 74,216 $ 737,707
28,676,839
Financial Services — 4.0%
Block, Inc., Class A
(a)
................ 45,152 1,817,368
Fiserv, Inc.
(a)
...................... 23,838 2,711,572
FleetCor Technologies, Inc.
(a)
........... 3,446 775,936
Global Payments, Inc. ............... 7,146 759,048
Jack Henry & Associates, Inc. .......... 6,042 851,862
Mastercard, Inc., Class A
(b)
............ 68,390 25,738,576
PayPal Holdings, Inc.
(a)
............... 28,776 1,490,597
Visa, Inc., Class A .................. 132,076 31,051,068
WEX, Inc.
(a)
....................... 1,888 314,314
65,510,341
Food Products — 0.3%
Darling Ingredients, Inc.
(a)(b)
............ 8,522 377,439
Hershey Co. (The) .................. 12,315 2,307,215
Hormel Foods Corp. ................. 7,512 244,516
Lamb Weston Holdings, Inc. ........... 12,022 1,079,576
McCormick & Co., Inc., NVS ........... 12,200 779,580
4,788,326
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 4,304 463,369
Ground Transportation — 0.7%
CSX Corp. ....................... 46,649 1,392,473
JB Hunt Transport Services, Inc. ........ 6,709 1,153,076
Knight-Swift Transportation Holdings, Inc. .. 4,123 201,573
Old Dominion Freight Line, Inc. ......... 7,351 2,768,828
Uber Technologies, Inc.
(a)
............. 115,631 5,004,510
U-Haul Holding Co.
(a)
................ 436 21,416
10,541,876
Health Care Equipment & Supplies — 2.1%
Align Technology, Inc.
(a)
............... 5,831 1,076,344
Boston Scientific Corp.
(a)
.............. 68,931 3,528,578
Cooper Cos., Inc. (The) .............. 2,740 854,195
Dexcom, Inc.
(a)(b)
................... 31,876 2,831,545
Edwards Lifesciences Corp.
(a)
.......... 50,055 3,189,505
GE HealthCare Technologies, Inc. ....... 12,175 810,490
Hologic, Inc.
(a)
..................... 7,129 471,726
IDEXX Laboratories, Inc.
(a)
............. 6,825 2,726,383
Insulet Corp.
(a)
..................... 5,729 759,494
Intuitive Surgical, Inc.
(a)
............... 28,881 7,573,176
Masimo Corp.
(a)
.................... 3,642 295,475
Penumbra, Inc.
(a)
................... 3,129 598,108
ResMed, Inc. ..................... 12,104 1,709,327
Shockwave Medical, Inc.
(a)
............. 3,016 622,080
STERIS plc ....................... 8,124 1,705,877
Stryker Corp. ..................... 19,554 5,283,882
Teleflex, Inc. ...................... 1,875 346,406
34,382,591
Health Care Providers & Services — 1.7%
agilon health, Inc.
(a)(b)
................ 24,700 444,600
Chemed Corp. ..................... 766 430,990
Elevance Health, Inc. ................ 6,186 2,784,257
Humana, Inc. ..................... 4,695 2,458,724
Molina Healthcare, Inc.
(a)
.............. 2,721 905,957
UnitedHealth Group, Inc. .............. 39,087 20,933,434
27,957,962

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs — 0.1%
Healthpeak Properties, Inc. ............ 19,451 $ 302,463
Welltower, Inc. ..................... 24,682 2,063,662
2,366,125
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A
(a)
......... 12,016 2,315,603
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............ 58,276 902,112
Hotels, Restaurants & Leisure — 3.2%
Airbnb, Inc., Class A
(a)
................ 35,036 4,144,408
Aramark ......................... 9,011 242,666
Booking Holdings, Inc.
(a)
.............. 2,935 8,187,359
Caesars Entertainment, Inc.
(a)
.......... 17,852 712,116
Chipotle Mexican Grill, Inc.
(a)
........... 2,271 4,410,736
Churchill Downs, Inc. ................ 5,630 618,399
Darden Restaurants, Inc. ............. 5,136 747,442
Domino's Pizza, Inc. ................. 1,677 568,486
DoorDash, Inc., Class A
(a)
............. 24,653 1,847,742
DraftKings, Inc., Class A
(a)
............. 37,817 1,044,506
Hilton Worldwide Holdings, Inc. ......... 21,487 3,255,925
Las Vegas Sands Corp. .............. 26,912 1,277,244
Marriott International, Inc., Class A ....... 20,587 3,881,885
McDonald's Corp. .................. 24,823 6,507,846
MGM Resorts International ............ 23,071 805,639
Royal Caribbean Cruises Ltd.
(a)
......... 12,429 1,053,109
Starbucks Corp. .................... 94,151 8,684,488
Vail Resorts, Inc. ................... 3,166 671,984
Wynn Resorts Ltd. .................. 7,961 698,817
Yum! Brands, Inc. .................. 23,066 2,787,757
52,148,554
Household Products — 0.1%
Church & Dwight Co., Inc. ............. 13,070 1,188,586
Clorox Co. (The) ................... 6,700 788,590
1,977,176
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. ...................... 9,596 313,981
Industrial Conglomerates — 0.3%
General Electric Co. ................. 47,726 5,184,475
Industrial REITs — 0.3%
Americold Realty Trust, Inc. ............ 10,090 264,560
Prologis, Inc. ...................... 40,906 4,121,280
Rexford Industrial Realty, Inc. .......... 16,960 733,350
5,119,190
Insurance — 1.3%
American Financial Group, Inc. ......... 1,869 204,394
Aon plc, Class A ................... 8,976 2,777,175
Arch Capital Group Ltd.
(a)
............. 16,094 1,395,028
Arthur J Gallagher & Co. .............. 10,588 2,493,368
Brown & Brown, Inc. ................. 19,438 1,349,386
Cincinnati Financial Corp. ............. 5,612 559,348
Erie Indemnity Co., Class A, NVS ........ 2,021 558,180
Kinsale Capital Group, Inc. ............ 1,811 604,711
Markel Group, Inc.
(a)
................. 496 729,378
Marsh & McLennan Cos., Inc. .......... 23,182 4,396,466
Progressive Corp. (The) .............. 28,625 4,525,326
RenaissanceRe Holdings Ltd. .......... 2,145 471,021
Willis Towers Watson plc .............. 4,470 1,054,428
WR Berkley Corp. .................. 7,543 508,549
21,626,758
Security
Shares
Shares Value
Interactive Media & Services — 5.9%
(a)
Alphabet, Inc., Class A ............... 297,062 $ 36,859,453
Alphabet, Inc., Class C, NVS ........... 252,693 31,662,433
Match Group, Inc. .................. 22,765 787,669
Meta Platforms, Inc., Class A ........... 78,828 23,748,512
Pinterest, Inc., Class A ............... 47,816 1,428,742
Snap, Inc., Class A, NVS
(b)
............ 83,817 839,008
ZoomInfo Technologies, Inc. ........... 25,074 324,959
95,650,776
IT Services — 1.4%
Accenture plc, Class A ............... 27,935 8,299,209
Akamai Technologies, Inc.
(a)
............ 4,169 430,783
Cloudflare, Inc., Class A
(a)
............. 24,045 1,363,111
EPAM Systems, Inc.
(a)
................ 4,773 1,038,461
Gartner, Inc.
(a)
..................... 6,472 2,148,963
GoDaddy, Inc., Class A
(a)(b)
............. 12,062 883,300
MongoDB, Inc., Class A
(a)
............. 5,803 1,999,656
Okta, Inc., Class A
(a)
................. 12,780 861,500
Snowflake, Inc., Class A
(a)
............. 26,782 3,886,872
Twilio, Inc., Class A
(a)
................ 14,881 762,800
VeriSign, Inc.
(a)
.................... 7,415 1,480,479
23,155,134
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc. ............. 24,231 2,504,758
Avantor, Inc.
(a)
..................... 17,208 299,935
Bio-Rad Laboratories, Inc., Class A
(a)
...... 1,713 471,555
Bio-Techne Corp. ................... 13,000 710,190
Bruker Corp. ...................... 8,140 463,980
Charles River Laboratories International, Inc.
(a)
(b)
........................... 4,238 713,510
Danaher Corp. .................... 54,018 10,372,536
Illumina, Inc.
(a)
..................... 6,483 709,370
IQVIA Holdings, Inc.
(a)
................ 8,446 1,527,290
Mettler-Toledo International, Inc.
(a)
....... 1,799 1,772,375
Repligen Corp.
(a)
................... 4,304 579,146
Thermo Fisher Scientific, Inc. ........... 11,771 5,235,388
Waters Corp.
(a)(b)
................... 3,228 769,975
West Pharmaceutical Services, Inc. ...... 6,079 1,934,885
28,064,893
Machinery — 1.5%
Caterpillar, Inc. .................... 15,770 3,564,808
Cummins, Inc. ..................... 4,985 1,078,255
Deere & Co. ...................... 11,816 4,317,094
Dover Corp. ...................... 6,925 899,904
Fortive Corp. ...................... 15,729 1,026,789
Graco, Inc. ....................... 13,928 1,035,547
IDEX Corp. ....................... 6,233 1,193,059
Ingersoll Rand, Inc. ................. 33,286 2,019,794
Lincoln Electric Holdings, Inc. .......... 4,723 825,580
Middleby Corp. (The)
(a)
............... 2,190 247,185
Nordson Corp. ..................... 4,447 945,388
Otis Worldwide Corp. ................ 17,934 1,384,684
Parker-Hannifin Corp. ................ 7,192 2,653,201
Pentair plc ....................... 5,967 346,802
Toro Co. (The) ..................... 8,627 697,407
Westinghouse Air Brake Technologies Corp. . 7,863 833,635
Xylem, Inc. ....................... 19,690 1,841,803
24,910,935
Media — 0.3%
(a)
Charter Communications, Inc., Class A .... 2,331 938,927
Liberty Broadband Corp., Class A ........ 1,304 108,649
Liberty Broadband Corp., Class C, NVS .... 9,418 784,614

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Trade Desk, Inc. (The), Class A ......... 36,559 $ 2,594,226
4,426,416
Metals & Mining — 0.0%
Royal Gold, Inc. .................... 5,375 560,774
Multi-Utilities — 0.1%
Ameren Corp. ..................... 10,675 808,204
CenterPoint Energy, Inc. .............. 20,693 556,228
CMS Energy Corp. .................. 9,158 497,646
1,862,078
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc. ...... 5,799 540,061
Oil, Gas & Consumable Fuels — 1.2%
Cheniere Energy, Inc. ................ 10,970 1,825,628
ConocoPhillips .................... 45,804 5,441,515
Coterra Energy, Inc. ................. 34,528 949,520
Devon Energy Corp. ................. 25,153 1,171,375
Diamondback Energy, Inc. ............. 6,398 1,025,727
EQT Corp. ....................... 17,680 749,278
Hess Corp. ....................... 9,764 1,409,922
Marathon Oil Corp. .................. 16,872 460,774
Marathon Petroleum Corp. ............ 11,065 1,673,581
Occidental Petroleum Corp. ............ 32,970 2,037,876
Ovintiv, Inc. ....................... 7,977 382,896
Targa Resources Corp. ............... 7,471 624,650
Texas Pacific Land Corp. .............. 508 937,743
18,690,485
Passenger Airlines — 0.1%
American Airlines Group, Inc.
(a)
.......... 26,921 300,169
Delta Air Lines, Inc. ................. 24,653 770,406
Southwest Airlines Co. ............... 20,745 461,162
United Airlines Holdings, Inc.
(a)
.......... 11,615 406,641
1,938,378
Personal Care Products — 0.1%
Coty, Inc., Class A
(a)
................. 11,377 106,602
Estee Lauder Cos., Inc. (The), Class A .... 11,146 1,436,385
1,542,987
Pharmaceuticals — 3.0%
Catalent, Inc.
(a)
.................... 4,348 149,528
Eli Lilly & Co. ..................... 65,545 36,307,342
Merck & Co., Inc. ................... 66,351 6,814,247
Zoetis, Inc., Class A ................. 37,837 5,940,409
49,211,526
Professional Services — 1.3%
Automatic Data Processing, Inc. ......... 33,864 7,389,802
Booz Allen Hamilton Holding Corp. ....... 4,808 576,623
Broadridge Financial Solutions, Inc. ...... 9,707 1,656,403
Ceridian HCM Holding, Inc.
(a)(b)
.......... 12,768 817,280
Equifax, Inc. ...................... 10,126 1,717,066
Genpact Ltd. ...................... 5,597 187,723
Jacobs Solutions, Inc. ................ 4,537 604,782
KBR, Inc. ........................ 6,858 398,793
Paychex, Inc. ..................... 26,415 2,933,386
Paycom Software, Inc. ............... 4,022 985,269
Paylocity Holding Corp.
(a)
............. 3,544 635,794
Robert Half, Inc. ................... 4,094 306,108
TransUnion ....................... 9,211 404,179
Verisk Analytics, Inc. ................. 11,931 2,712,632
21,325,840
Security
Shares
Shares Value
Real Estate Management & Development — 0.2%
(a)
CBRE Group, Inc., Class A ............ 8,664 $ 600,761
CoStar Group, Inc. .................. 33,563 2,463,860
Zillow Group, Inc., Class A ............. 4,330 153,845
Zillow Group, Inc., Class C, NVS ........ 12,908 467,915
3,686,381
Residential REITs — 0.5%
American Homes 4 Rent, Class A ........ 15,764 516,113
AvalonBay Communities, Inc. .......... 6,556 1,086,592
Camden Property Trust ............... 8,739 741,766
Equity LifeStyle Properties, Inc. ......... 9,409 619,112
Equity Residential .................. 14,778 817,667
Essex Property Trust, Inc. ............. 2,239 478,967
Invitation Homes, Inc. ................ 47,270 1,403,446
Mid-America Apartment Communities, Inc. .. 5,271 622,769
Sun Communities, Inc. ............... 10,233 1,138,319
UDR, Inc. ........................ 16,754 532,945
7,957,696
Retail REITs — 0.1%
Federal Realty Investment Trust ......... 3,361 306,489
Realty Income Corp. ................. 28,311 1,341,375
Regency Centers Corp. .............. 4,887 294,491
1,942,355
Semiconductors & Semiconductor Equipment — 7.8%
Advanced Micro Devices, Inc.
(a)
......... 80,821 7,960,868
Analog Devices, Inc. ................. 20,378 3,206,071
Broadcom, Inc. .................... 16,922 14,237,663
Enphase Energy, Inc.
(a)
............... 11,179 889,625
Entegris, Inc. ...................... 12,290 1,082,012
First Solar, Inc.
(a)(b)
.................. 8,777 1,250,284
Lattice Semiconductor Corp.
(a)
.......... 11,273 626,891
Marvell Technology, Inc. .............. 70,627 3,335,007
Microchip Technology, Inc. ............. 21,624 1,541,575
Monolithic Power Systems, Inc. ......... 3,927 1,734,713
NVIDIA Corp. ..................... 203,032 82,796,450
NXP Semiconductors NV ............. 9,173 1,581,700
ON Semiconductor Corp.
(a)
............ 17,016 1,065,882
Skyworks Solutions, Inc. .............. 4,687 406,550
SolarEdge Technologies, Inc.
(a)(b)
........ 4,627 351,421
Teradyne, Inc.
(b)
.................... 6,059 504,533
Texas Instruments, Inc. ............... 32,839 4,663,466
127,234,711
Software — 20.1%
Adobe, Inc.
(a)
...................... 37,467 19,934,692
ANSYS, Inc.
(a)
..................... 7,141 1,987,055
Aspen Technology, Inc.
(a)
.............. 2,377 422,512
Atlassian Corp., Class A
(a)
............. 12,439 2,246,981
Autodesk, Inc.
(a)
.................... 17,531 3,464,651
Bentley Systems, Inc., Class B .......... 18,861 917,399
BILL Holdings, Inc.
(a)
................. 7,945 725,299
Cadence Design Systems, Inc.
(a)
........ 22,329 5,355,611
Crowdstrike Holdings, Inc., Class A
(a)
...... 18,442 3,259,992
Datadog, Inc., Class A
(a)
.............. 24,577 2,002,288
DocuSign, Inc.
(a)
................... 16,696 649,140
Dynatrace, Inc.
(a)
................... 19,523 872,873
Fair Isaac Corp.
(a)
................... 2,048 1,732,342
Fortinet, Inc.
(a)
..................... 53,601 3,064,369
HubSpot, Inc.
(a)
.................... 4,113 1,742,966
Intuit, Inc. ........................ 23,021 11,394,244
Manhattan Associates, Inc.
(a)
........... 5,091 992,643
Microsoft Corp. .................... 610,719 206,490,201
Oracle Corp. ...................... 53,059 5,486,301
Palantir Technologies, Inc., Class A
(a)(b)
.... 156,459 2,315,593

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Palo Alto Networks, Inc.
(a)(b)
............ 25,141 $ 6,109,766
Procore Technologies, Inc.
(a)
........... 7,255 443,208
PTC, Inc.
(a)
....................... 9,762 1,370,780
Roper Technologies, Inc.
(b)
............. 3,869 1,890,277
Salesforce, Inc.
(a)
................... 80,061 16,078,651
ServiceNow, Inc.
(a)
.................. 16,769 9,757,043
Splunk, Inc.
(a)
..................... 12,522 1,842,737
Synopsys, Inc.
(a)
................... 12,511 5,873,164
Tyler Technologies, Inc.
(a)
............. 3,442 1,283,522
Unity Software, Inc.
(a)(b)
............... 19,849 503,569
VMware, Inc., Class A
(a)(b)
............. 7,575 1,103,299
Workday, Inc., Class A
(a)
.............. 16,935 3,585,309
Zoom Video Communications, Inc., Class A
(a)
20,616 1,236,548
Zscaler, Inc.
(a)
..................... 7,193 1,141,457
327,276,482
Specialized REITs — 1.2%
American Tower Corp. ............... 27,430 4,887,752
Crown Castle, Inc. .................. 13,550 1,259,879
CubeSmart ....................... 11,050 376,695
Digital Realty Trust, Inc. .............. 10,966 1,363,732
Equinix, Inc. ...................... 7,705 5,621,876
Extra Space Storage, Inc. ............. 9,666 1,001,301
Gaming & Leisure Properties, Inc. ....... 6,865 311,602
Iron Mountain, Inc. .................. 14,101 832,946
Lamar Advertising Co., Class A ......... 2,224 182,968
Public Storage ..................... 5,400 1,289,034
SBA Communications Corp. ........... 8,930 1,863,066
18,990,851
Specialty Retail — 1.9%
AutoZone, Inc.
(a)
................... 804 1,991,612
Burlington Stores, Inc.
(a)
.............. 5,313 643,032
CarMax, Inc.
(a)
..................... 6,991 427,080
Five Below, Inc.
(a)
................... 4,620 803,788
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 8,814 726,274
Home Depot, Inc. (The) .............. 30,842 8,780,409
Lowe's Cos., Inc. ................... 17,229 3,283,331
O'Reilly Automotive, Inc.
(a)
............. 3,292 3,063,008
Ross Stores, Inc. ................... 28,010 3,248,320
TJX Cos., Inc. (The) ................. 58,087 5,115,722
Tractor Supply Co. .................. 8,928 1,719,176
Ulta Beauty, Inc.
(a)
.................. 4,107 1,566,040
31,367,792
Technology Hardware, Storage & Peripherals — 12.7%
Apple, Inc. ....................... 1,208,010 206,291,868
NetApp, Inc. ...................... 8,106 589,954
206,881,822
Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp.
(a)
.............. 2,154 1,286,067
Lululemon Athletica, Inc.
(a)(b)
............ 9,507 3,740,815
NIKE, Inc., Class B ................. 70,160 7,210,343
12,237,225
Trading Companies & Distributors — 0.5%
Fastenal Co. ...................... 46,983 2,740,988
United Rentals, Inc. ................. 3,080 1,251,312
Watsco, Inc. ...................... 2,755 961,192
WW Grainger, Inc. .................. 3,648 2,662,420
7,615,912
Security
Shares
Shares Value
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 8,395 $ 987,672
Essential Utilities, Inc. ................ 11,043 369,499
1,357,171
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.
(a)
.................. 23,859 3,432,356
Total Long-Term Investments — 99.9%
(Cost: $1,335,119,568) ........................... 1,626,983,744
Short-Term Securities
Money Market Funds — 2.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 30,780,556 30,792,869
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 1,781,281 1,781,281
Total Short-Term Securities — 2.0%
(Cost: $32,566,835) .............................. 32,574,150
Total Investments — 101.9%
(Cost: $1,367,686,403 ) ........................... 1,659,557,894
Liabilities in Excess of Other Assets — (1.9)% ............ (30,404,843)
Net Assets — 100.0% ..............................
$ 1,629,153,051
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Growth ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares ............... $ 32,759,171 $ — $ (1,968,091)
(a)
$ 7,618 $ (5,829) $ 30,792,869 30,780,556 $ 41,819
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,400,069 — (618,788)
(a)
— — 1,781,281 1,781,281 85,516 —
$ 7,618 $ (5,829) $ 32,574,150 $ 127,335 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 6 12/15/23 $ 1,739 $ (32,898)
S&P E-Mini Communication Services Index ........................................ 2 12/15/23 170 (4,556)
$ (37,454)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 37,454 $ — $ — $ — $ 37,454
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 334,476 $ — $ — $ — $ 334,476
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (214,717) $ — $ — $ — $ (214,717)

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Growth ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,721,228
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,626,983,744 $ — $ — $ 1,626,983,744
Short-Term Securities
Money Market Funds ...................................... 32,574,150 — — 32,574,150
$ 1,659,557,894 $ — $ — $ 1,659,557,894
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (37,454) $ — $ — $ (37,454)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2023
iShares
®
Morningstar Mid-Cap ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
Axon Enterprise, Inc.
(a)(b)
.............. 6,293 $ 1,286,855
HEICO Corp. ..................... 3,574 566,157
HEICO Corp., Class A ................ 6,834 868,807
Howmet Aerospace, Inc. .............. 35,213 1,552,893
Huntington Ingalls Industries, Inc. ........ 3,571 784,977
L3Harris Technologies, Inc. ............ 17,007 3,051,226
Textron, Inc. ...................... 17,820 1,354,320
TransDigm Group, Inc.
(b)
.............. 4,953 4,101,530
13,566,765
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. .......... 10,503 859,460
Expeditors International of Washington, Inc. . 13,299 1,452,916
2,312,376
Automobile Components — 0.5%
Aptiv plc
(b)
........................ 25,432 2,217,671
BorgWarner, Inc. ................... 21,197 782,169
Lear Corp. ....................... 5,288 686,171
3,686,011
Automobiles — 0.0%
Lucid Group, Inc.
(a)(b)
................. 79,805 328,797
Banks — 1.5%
Citizens Financial Group, Inc. .......... 42,514 996,103
East West Bancorp, Inc. .............. 12,672 679,473
Fifth Third Bancorp ................. 61,233 1,451,834
First Citizens BancShares, Inc., Class A .... 1,070 1,477,392
First Horizon Corp. .................. 50,287 540,585
Huntington Bancshares, Inc. ........... 130,069 1,255,166
KeyCorp ......................... 83,762 856,048
M&T Bank Corp. ................... 14,918 1,682,004
Regions Financial Corp. .............. 84,414 1,226,535
10,165,140
Beverages — 0.3%
Brown-Forman Corp., Class A .......... 5,006 287,445
Brown-Forman Corp., Class B, NVS ...... 16,375 919,620
Molson Coors Beverage Co., Class B ..... 16,704 964,990
2,172,055
Biotechnology — 1.6%
(b)
Alnylam Pharmaceuticals, Inc. .......... 11,240 1,706,232
Apellis Pharmaceuticals, Inc. ........... 9,146 445,044
BioMarin Pharmaceutical, Inc.
(a)
......... 16,924 1,378,460
Exact Sciences Corp. ................ 16,243 1,000,406
Incyte Corp. ...................... 16,714 901,386
Karuna Therapeutics, Inc. ............. 3,220 536,484
Neurocrine Biosciences, Inc. ........... 8,803 976,605
Sarepta Therapeutics, Inc.
(a)
........... 8,369 563,318
Seagen, Inc. ...................... 12,626 2,686,939
United Therapeutics Corp. ............. 4,230 942,698
11,137,572
Broadline Retail — 0.6%
Coupang, Inc., Class A
(a)(b)
............. 102,720 1,746,240
eBay, Inc. ........................ 47,852 1,877,234
Etsy, Inc.
(a)(b)
...................... 11,073 689,848
4,313,322
Building Products — 2.2%
A O Smith Corp. ................... 11,152 777,964
Allegion plc ....................... 7,925 779,503
Builders FirstSource, Inc.
(a)(b)
........... 11,249 1,220,741
Carlisle Cos., Inc. .................. 4,494 1,141,880
Security
Shares
Shares Value
Building Products (continued)
Carrier Global Corp. ................. 75,174 $ 3,582,793
Fortune Brands Innovations, Inc. ........ 11,461 639,524
Lennox International, Inc. ............. 2,876 1,065,673
Masco Corp. ...................... 20,266 1,055,656
Owens Corning .................... 8,078 915,803
Trane Technologies plc ............... 20,500 3,901,355
15,080,892
Capital Markets — 3.9%
Ameriprise Financial, Inc. ............. 9,228 2,902,852
Ares Management Corp., Class A ........ 14,840 1,463,076
Bank of New York Mellon Corp. (The) ..... 70,028 2,976,190
Carlyle Group, Inc. (The) .............. 19,437 535,295
Coinbase Global, Inc., Class A
(a)(b)
........ 15,211 1,173,072
FactSet Research Systems, Inc. ......... 3,430 1,481,383
Franklin Resources, Inc. .............. 25,445 579,892
Interactive Brokers Group, Inc., Class A .... 9,629 770,994
Invesco Ltd. ...................... 40,379 523,716
LPL Financial Holdings, Inc. ............ 6,860 1,540,207
MarketAxess Holdings, Inc. ............ 3,379 722,261
Morningstar, Inc. ................... 2,343 593,341
MSCI, Inc. ....................... 7,111 3,353,192
Nasdaq, Inc. ...................... 30,486 1,512,106
Northern Trust Corp. ................. 18,634 1,228,167
Raymond James Financial, Inc. ......... 16,901 1,613,031
SEI Investments Co. ................. 9,052 485,730
State Street Corp. .................. 28,652 1,851,779
T. Rowe Price Group, Inc. ............. 20,168 1,825,204
27,131,488
Chemicals — 2.9%
Albemarle Corp. ................... 10,552 1,337,783
Celanese Corp. .................... 9,015 1,032,308
CF Industries Holdings, Inc. ............ 17,356 1,384,662
Dow, Inc. ........................ 63,221 3,056,103
DuPont de Nemours, Inc. ............. 41,183 3,001,417
Eastman Chemical Co. ............... 10,670 797,369
FMC Corp. ....................... 11,273 599,724
International Flavors & Fragrances, Inc. .... 22,953 1,568,837
LyondellBasell Industries NV, Class A ..... 23,030 2,078,227
Mosaic Co. (The) ................... 29,949 972,743
Olin Corp. ........................ 11,326 483,847
PPG Industries, Inc. ................. 21,178 2,600,023
RPM International, Inc. ............... 11,546 1,053,803
Westlake Corp. .................... 2,874 331,545
20,298,391
Commercial Services & Supplies — 0.7%
Copart, Inc.
(b)
..................... 78,136 3,400,479
Rollins, Inc. ....................... 25,219 948,486
Tetra Tech, Inc. .................... 4,766 719,237
5,068,202
Communications Equipment — 0.2%
F5, Inc.
(b)
........................ 5,338 809,188
Juniper Networks, Inc. ............... 29,023 781,299
1,590,487
Construction & Engineering — 0.7%
AECOM ......................... 12,455 953,430
EMCOR Group, Inc. ................. 4,244 877,023
Quanta Services, Inc. ................ 13,056 2,181,919
WillScot Mobile Mini Holdings Corp.
(b)
..... 17,757 699,803
4,712,175
Construction Materials — 0.7%
Martin Marietta Materials, Inc. .......... 5,557 2,272,480

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction Materials (continued)
Vulcan Materials Co. ................ 11,947 $ 2,347,466
4,619,946
Consumer Finance — 1.0%
Ally Financial, Inc. .................. 24,029 581,261
Capital One Financial Corp. ............ 34,300 3,474,247
Discover Financial Services ............ 22,476 1,844,830
Synchrony Financial ................. 37,653 1,056,167
6,956,505
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A .......... 36,270 787,059
BJ's Wholesale Club Holdings, Inc.
(b)
...... 12,026 819,211
Casey's General Stores, Inc. ........... 3,372 916,881
Dollar Tree, Inc.
(b)
................... 18,827 2,091,492
Kroger Co. (The) ................... 59,377 2,693,935
Performance Food Group Co.
(a)(b)
........ 13,978 807,369
Sysco Corp. ...................... 45,315 3,012,994
US Foods Holding Corp.
(b)
............. 20,493 797,997
Walgreens Boots Alliance, Inc. .......... 64,429 1,358,163
13,285,101
Containers & Packaging — 1.1%
Amcor plc ........................ 132,148 1,174,796
Avery Dennison Corp. ................ 7,251 1,262,181
Ball Corp. ........................ 28,313 1,363,271
Crown Holdings, Inc. ................ 10,851 874,591
International Paper Co. ............... 31,127 1,049,914
Packaging Corp. of America ........... 8,048 1,231,746
WestRock Co. ..................... 22,936 824,090
7,780,589
Distributors — 0.5%
Genuine Parts Co. .................. 12,628 1,627,244
LKQ Corp. ....................... 24,082 1,057,682
Pool Corp. ....................... 3,494 1,103,300
3,788,226
Diversified Consumer Services — 0.1%
Service Corp. International ............ 13,503 734,833
Diversified REITs — 0.2%
WP Carey, Inc. .................... 19,267 1,033,675
Electric Utilities — 3.8%
Alliant Energy Corp. ................. 22,679 1,106,508
Avangrid, Inc. ..................... 6,246 186,568
Constellation Energy Corp. ............ 28,917 3,265,308
Edison International ................. 34,357 2,166,552
Entergy Corp. ..................... 19,015 1,817,644
Evergy, Inc. ....................... 20,704 1,017,394
Eversource Energy ................. 31,390 1,688,468
Exelon Corp. ...................... 89,314 3,477,887
FirstEnergy Corp. .................. 46,402 1,651,911
NRG Energy, Inc. ................... 20,621 873,918
OGE Energy Corp. .................. 17,944 613,685
PG&E Corp.
(b)
..................... 188,046 3,065,150
Pinnacle West Capital Corp. ........... 10,148 752,779
PPL Corp. ....................... 66,280 1,628,500
Xcel Energy, Inc. ................... 49,478 2,932,561
26,244,833
Electrical Equipment — 1.1%
AMETEK, Inc. ..................... 20,697 2,913,517
Hubbell, Inc. ...................... 4,823 1,302,692
Regal Rexnord Corp. ................ 5,987 708,921
Security
Shares
Shares Value
Electrical Equipment (continued)
Rockwell Automation, Inc. ............. 10,303 $ 2,707,731
7,632,861
Electronic Equipment, Instruments & Components — 2.4%
CDW Corp. ....................... 12,054 2,415,622
Cognex Corp. ..................... 15,393 553,994
Corning, Inc. ...................... 69,030 1,847,243
Flex Ltd.
(b)
........................ 40,185 1,033,558
Jabil, Inc. ........................ 11,769 1,445,233
Keysight Technologies, Inc.
(b)
........... 16,039 1,957,560
TD SYNNEX Corp. .................. 4,304 394,591
TE Connectivity Ltd. ................. 28,170 3,319,835
Teledyne Technologies, Inc.
(b)
........... 4,233 1,585,639
Trimble, Inc.
(b)
..................... 22,340 1,052,884
Zebra Technologies Corp., Class A
(b)
...... 4,626 968,823
16,574,982
Energy Equipment & Services — 0.9%
Baker Hughes Co., Class A ............ 90,789 3,124,958
Halliburton Co. .................... 80,798 3,178,593
6,303,551
Entertainment — 1.2%
Electronic Arts, Inc. ................. 22,169 2,744,300
Liberty Media Corp.-Liberty Formula One,
Class A
(b)
...................... 2,108 121,315
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(b)
.................. 18,724 1,211,256
Live Nation Entertainment, Inc.
(b)
........ 12,755 1,020,655
ROBLOX Corp., Class A
(b)
............. 43,313 1,377,787
Take-Two Interactive Software, Inc.
(b)
...... 14,203 1,899,651
8,374,964
Financial Services — 2.0%
Apollo Global Management, Inc. ......... 39,245 3,039,133
Block, Inc., Class A
(b)
................ 49,406 1,988,592
Equitable Holdings, Inc. .............. 29,386 780,786
Fidelity National Information Services, Inc. .. 53,274 2,616,286
FleetCor Technologies, Inc.
(b)
........... 6,650 1,497,381
Global Payments, Inc. ............... 23,379 2,483,317
Jack Henry & Associates, Inc. .......... 6,559 924,753
WEX, Inc.
(b)
....................... 3,840 639,283
13,969,531
Food Products — 1.9%
Bunge Ltd. ....................... 13,550 1,436,029
Campbell Soup Co. ................. 17,707 715,540
Conagra Brands, Inc. ................ 42,950 1,175,112
Darling Ingredients, Inc.
(b)
............. 14,421 638,706
Hershey Co. (The) .................. 13,475 2,524,541
Hormel Foods Corp. ................. 25,911 843,403
J M Smucker Co. (The) ............... 9,192 1,046,417
Kellogg Co. ....................... 23,727 1,197,502
Lamb Weston Holdings, Inc. ........... 13,123 1,178,445
McCormick & Co., Inc., NVS ........... 22,579 1,442,798
Tyson Foods, Inc., Class A ............ 25,702 1,191,288
13,389,781
Gas Utilities — 0.2%
Atmos Energy Corp. ................. 13,354 1,437,692
Ground Transportation — 0.8%
Avis Budget Group, Inc.
(a)(b)
............ 1,777 289,295
JB Hunt Transport Services, Inc. ........ 7,345 1,262,385
Knight-Swift Transportation Holdings, Inc. .. 14,440 705,972
Old Dominion Freight Line, Inc. ......... 8,057 3,034,750
U-Haul Holding Co., NVS ............. 8,896 419,980

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Mid-Cap ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
U-Haul Holding Co.
(b)
................ 911 $ 44,748
5,757,130
Health Care Equipment & Supplies — 3.0%
Align Technology, Inc.
(b)
............... 6,400 1,181,376
Baxter International, Inc. .............. 45,536 1,476,733
Cooper Cos., Inc. (The) .............. 4,452 1,387,911
Dentsply Sirona, Inc. ................ 18,945 576,117
GE HealthCare Technologies, Inc. ....... 35,173 2,341,467
Hologic, Inc.
(b)
..................... 22,025 1,457,394
IDEXX Laboratories, Inc.
(a)(b)
........... 7,465 2,982,044
Insulet Corp.
(b)
..................... 6,272 831,479
Masimo Corp.
(b)
.................... 3,995 324,114
Penumbra, Inc.
(b)
................... 3,449 659,276
ResMed, Inc. ..................... 13,213 1,865,940
Shockwave Medical, Inc.
(b)
............. 3,313 683,339
STERIS plc ....................... 8,871 1,862,733
Teleflex, Inc. ...................... 4,243 783,894
Zimmer Biomet Holdings, Inc. .......... 18,791 1,961,968
20,375,785
Health Care Providers & Services — 2.3%
agilon health, Inc.
(a)(b)
................ 27,008 486,144
Cardinal Health, Inc. ................. 22,820 2,076,620
Cencora, Inc. ..................... 14,954 2,768,733
Centene Corp.
(b)
................... 48,590 3,351,738
Chemed Corp. ..................... 1,362 766,329
DaVita, Inc.
(a)(b)
.................... 4,847 374,334
Henry Schein, Inc.
(b)
................. 11,740 762,865
Laboratory Corp. of America Holdings ..... 7,967 1,591,249
Molina Healthcare, Inc.
(b)
.............. 5,243 1,745,657
Quest Diagnostics, Inc. ............... 10,093 1,313,100
Universal Health Services, Inc., Class B ... 5,592 703,977
15,940,746
Health Care REITs — 0.9%
Healthpeak Properties, Inc. ............ 49,365 767,626
Ventas, Inc. ...................... 36,187 1,536,500
Welltower, Inc. ..................... 46,561 3,892,965
6,197,091
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A
(b)
......... 13,104 2,525,272
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............ 64,133 992,779
Hotels, Restaurants & Leisure — 3.0%
Aramark ......................... 23,536 633,824
Caesars Entertainment, Inc.
(b)
.......... 19,268 768,601
Carnival Corp.
(b)
.................... 90,580 1,038,047
Churchill Downs, Inc. ................ 6,131 673,429
Darden Restaurants, Inc. ............. 10,869 1,581,766
Domino's Pizza, Inc. ................. 3,139 1,064,090
DoorDash, Inc., Class A
(b)
............. 26,974 2,021,701
DraftKings, Inc., Class A
(a)(b)
............ 41,644 1,150,207
Expedia Group, Inc.
(a)(b)
............... 12,404 1,181,977
Hilton Worldwide Holdings, Inc. ......... 23,469 3,556,258
MGM Resorts International ............ 25,267 882,324
Royal Caribbean Cruises Ltd.
(b)
......... 21,193 1,795,683
Vail Resorts, Inc. ................... 3,469 736,295
Wynn Resorts Ltd. .................. 8,716 765,090
Yum! Brands, Inc. .................. 25,197 3,045,309
20,894,601
Security
Shares
Shares Value
Household Durables — 1.5%
DR Horton, Inc. .................... 27,378 $ 2,858,263
Garmin Ltd. ....................... 13,776 1,412,453
Lennar Corp., Class A ................ 22,707 2,422,383
Lennar Corp., Class B
(a)
.............. 1,194 117,740
NVR, Inc.
(b)
....................... 293 1,585,898
PulteGroup, Inc. ................... 19,738 1,452,520
Whirlpool Corp. .................... 4,906 512,971
10,362,228
Household Products — 0.5%
Church & Dwight Co., Inc. ............. 22,073 2,007,319
Clorox Co. (The) ................... 11,136 1,310,707
3,318,026
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) ................... 60,270 898,023
Vistra Corp. ...................... 31,108 1,017,854
1,915,877
Industrial REITs — 0.2%
Americold Realty Trust, Inc. ............ 22,863 599,468
Rexford Industrial Realty, Inc. .......... 18,590 803,831
1,403,299
Insurance — 4.9%
Allstate Corp. (The) ................. 23,521 3,013,746
American Financial Group, Inc. ......... 5,959 651,676
American International Group, Inc. ....... 64,015 3,924,760
Arch Capital Group Ltd.
(b)
............. 33,537 2,906,987
Brown & Brown, Inc. ................. 21,168 1,469,483
Cincinnati Financial Corp. ............. 14,108 1,406,144
Erie Indemnity Co., Class A, NVS ........ 2,232 616,456
Everest Group Ltd. .................. 3,903 1,544,105
Fidelity National Financial, Inc., Class A .... 22,887 894,653
Globe Life, Inc. .................... 7,825 910,517
Hartford Financial Services Group, Inc. (The) 27,500 2,019,875
Kinsale Capital Group, Inc. ............ 1,972 658,470
Loews Corp. ...................... 16,645 1,065,446
Markel Group, Inc.
(b)
................. 1,193 1,754,330
Old Republic International Corp. ......... 23,824 652,301
Principal Financial Group, Inc. .......... 20,007 1,354,074
Prudential Financial, Inc. .............. 32,641 2,984,693
Reinsurance Group of America, Inc. ...... 5,962 891,140
RenaissanceRe Holdings Ltd. .......... 4,606 1,011,432
Unum Group ...................... 16,549 809,246
Willis Towers Watson plc .............. 9,386 2,214,064
WR Berkley Corp. .................. 18,313 1,234,662
33,988,260
Interactive Media & Services — 0.5%
(b)
Match Group, Inc. .................. 25,075 867,595
Pinterest, Inc., Class A
(a)
.............. 52,345 1,564,069
Snap, Inc., Class A, NVS
(a)
............ 91,158 912,491
ZoomInfo Technologies, Inc. ........... 27,460 355,882
3,700,037
IT Services — 2.3%
Akamai Technologies, Inc.
(b)
............ 13,670 1,412,521
Cloudflare, Inc., Class A
(a)(b)
............ 26,309 1,491,457
Cognizant Technology Solutions Corp., Class A 45,306 2,920,878
EPAM Systems, Inc.
(b)
................ 5,185 1,128,100
Gartner, Inc.
(b)
..................... 7,088 2,353,500
GoDaddy, Inc., Class A
(a)(b)
............. 13,212 967,515
MongoDB, Inc., Class A
(b)
............. 6,346 2,186,768
Okta, Inc., Class A
(b)
................. 13,969 941,650
Twilio, Inc., Class A
(a)(b)
............... 16,300 835,538

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
VeriSign, Inc.
(b)
.................... 8,068 $ 1,610,857
15,848,784
Leisure Products — 0.1%
Hasbro, Inc. ...................... 11,787 532,183
Life Sciences Tools & Services — 2.6%
Agilent Technologies, Inc. ............. 26,493 2,738,581
Avantor, Inc.
(b)
..................... 60,484 1,054,236
Bio-Rad Laboratories, Inc., Class A
(b)
...... 1,881 517,802
Bio-Techne Corp. ................... 14,090 769,737
Bruker Corp. ...................... 8,857 504,849
Charles River Laboratories International, Inc.
(a)
(b)
........................... 4,588 772,436
Illumina, Inc.
(b)
..................... 14,235 1,557,594
IQVIA Holdings, Inc.
(b)
................ 16,428 2,970,675
Mettler-Toledo International, Inc.
(b)
....... 1,966 1,936,903
Repligen Corp.
(b)
................... 4,687 630,683
Revvity, Inc. ...................... 11,172 925,600
Waters Corp.
(b)
.................... 5,317 1,268,264
West Pharmaceutical Services, Inc. ...... 6,641 2,113,764
17,761,124
Machinery — 4.8%
AGCO Corp. ...................... 5,563 637,853
Cummins, Inc. ..................... 12,737 2,755,013
Dover Corp. ...................... 12,578 1,634,511
Fortive Corp. ...................... 31,654 2,066,373
Graco, Inc. ....................... 15,176 1,128,336
IDEX Corp. ....................... 6,800 1,301,588
Ingersoll Rand, Inc. ................. 36,248 2,199,529
Lincoln Electric Holdings, Inc. .......... 5,156 901,269
Middleby Corp. (The)
(b)
............... 4,849 547,307
Nordson Corp. ..................... 4,856 1,032,337
Otis Worldwide Corp. ................ 37,024 2,858,623
PACCAR, Inc. ..................... 46,930 3,873,133
Parker-Hannifin Corp. ................ 11,518 4,249,105
Pentair plc ....................... 14,777 858,839
Snap-on, Inc. ..................... 4,736 1,221,604
Stanley Black & Decker, Inc. ........... 13,794 1,173,180
Toro Co. (The) ..................... 9,300 751,812
Westinghouse Air Brake Technologies Corp. . 16,108 1,707,770
Xylem, Inc. ....................... 21,619 2,022,241
32,920,423
Media — 1.4%
Fox Corp., Class A, NVS .............. 22,834 693,925
Fox Corp., Class B .................. 11,874 331,404
Interpublic Group of Cos., Inc. (The) ...... 34,643 983,861
Liberty Broadband Corp., Class A
(b)
....... 1,492 124,314
Liberty Broadband Corp., Class C, NVS
(a)(b)
. 10,319 859,676
Liberty Media Corp.-Liberty SiriusXM, Class A,
NVS
(b)
........................ 6,683 163,667
Liberty Media Corp.-Liberty SiriusXM, Class C,
NVS
(b)
........................ 13,383 328,552
News Corp., Class A, NVS ............ 34,156 706,346
News Corp., Class B ................ 10,523 225,613
Omnicom Group, Inc. ................ 17,687 1,324,933
Paramount Global, Class A
(a)
........... 647 8,993
Paramount Global, Class B, NVS ........ 43,400 472,192
Sirius XM Holdings, Inc.
(a)
............. 58,792 251,630
Trade Desk, Inc. (The), Class A
(b)
........ 40,120 2,846,915
9,322,021
Metals & Mining — 1.7%
Cleveland-Cliffs, Inc.
(b)
............... 45,783 768,239
Newmont Corp. .................... 103,529 3,879,232
Security
Shares
Shares Value
Metals & Mining (continued)
Nucor Corp. ...................... 22,365 $ 3,305,323
Reliance Steel & Aluminum Co. ......... 5,269 1,340,328
Royal Gold, Inc. .................... 5,884 613,878
Steel Dynamics, Inc. ................. 14,003 1,491,459
11,398,459
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc. ........ 44,563 695,628
Multi-Utilities — 2.2%
Ameren Corp. ..................... 23,627 1,788,800
CenterPoint Energy, Inc. .............. 56,757 1,525,628
CMS Energy Corp. .................. 26,244 1,426,099
Consolidated Edison, Inc. ............. 31,016 2,722,895
DTE Energy Co. ................... 18,540 1,786,885
NiSource, Inc. ..................... 37,280 937,965
Public Service Enterprise Group, Inc. ..... 44,880 2,766,852
WEC Energy Group, Inc. .............. 28,364 2,308,546
15,263,670
Office REITs — 0.3%
Alexandria Real Estate Equities, Inc. ...... 14,010 1,304,751
Boston Properties, Inc. ............... 12,917 691,964
1,996,715
Oil, Gas & Consumable Fuels — 4.4%
APA Corp. ....................... 27,660 1,098,655
Cheniere Energy, Inc. ................ 21,637 3,600,830
Chesapeake Energy Corp. ............ 10,126 871,646
Coterra Energy, Inc. ................. 68,110 1,873,025
Devon Energy Corp. ................. 57,612 2,682,991
Diamondback Energy, Inc. ............. 16,079 2,577,785
EQT Corp. ....................... 32,383 1,372,392
HF Sinclair Corp. ................... 13,091 724,980
Kinder Morgan, Inc. ................. 174,311 2,823,838
Marathon Oil Corp. .................. 54,254 1,481,677
ONEOK, Inc. ...................... 52,376 3,414,915
Ovintiv, Inc. ....................... 22,825 1,095,600
Targa Resources Corp. ............... 20,116 1,681,899
Texas Pacific Land Corp. .............. 556 1,026,348
Williams Cos., Inc. (The) .............. 109,181 3,755,826
30,082,407
Passenger Airlines — 0.7%
American Airlines Group, Inc.
(b)
.......... 58,944 657,226
Delta Air Lines, Inc. ................. 57,857 1,808,031
Southwest Airlines Co. ............... 53,568 1,190,817
United Airlines Holdings, Inc.
(b)
.......... 29,523 1,033,600
4,689,674
Personal Care Products — 0.0%
Coty, Inc., Class A
(b)
................. 32,237 302,061
Pharmaceuticals — 0.5%
Catalent, Inc.
(b)
.................... 16,124 554,504
Jazz Pharmaceuticals plc
(b)
............ 5,681 721,601
Royalty Pharma plc, Class A ........... 34,741 933,491
Viatris, Inc. ....................... 108,086 961,965
3,171,561
Professional Services — 3.0%
Booz Allen Hamilton Holding Corp. ....... 11,789 1,413,855
Broadridge Financial Solutions, Inc. ...... 10,621 1,812,367
Ceridian HCM Holding, Inc.
(b)
........... 14,001 896,204
Equifax, Inc. ...................... 11,035 1,871,205
Genpact Ltd. ...................... 15,014 503,570
Jacobs Solutions, Inc. ................ 11,323 1,509,356
KBR, Inc. ........................ 12,142 706,057

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Mid-Cap ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Leidos Holdings, Inc. ................ 12,296 $ 1,218,779
Paychex, Inc. ..................... 28,854 3,204,237
Paycom Software, Inc. ............... 4,407 1,079,583
Paylocity Holding Corp.
(b)
............. 3,875 695,175
Robert Half, Inc. ................... 9,639 720,708
SS&C Technologies Holdings, Inc. ....... 19,419 975,805
TransUnion ....................... 17,401 763,556
Verisk Analytics, Inc. ................. 13,011 2,958,181
20,328,638
Real Estate Management & Development — 0.8%
(b)
CBRE Group, Inc., Class A ............ 27,861 1,931,882
CoStar Group, Inc. .................. 36,718 2,695,468
Zillow Group, Inc., Class A ............. 4,746 168,625
Zillow Group, Inc., Class C, NVS
(a)
....... 14,224 515,620
5,311,595
Residential REITs — 1.9%
American Homes 4 Rent, Class A ........ 28,621 937,052
AvalonBay Communities, Inc. .......... 12,728 2,109,539
Camden Property Trust ............... 9,555 811,028
Equity LifeStyle Properties, Inc. ......... 16,662 1,096,360
Equity Residential .................. 31,015 1,716,060
Essex Property Trust, Inc. ............. 5,744 1,228,756
Invitation Homes, Inc. ................ 51,726 1,535,745
Mid-America Apartment Communities, Inc. .. 10,498 1,240,339
Sun Communities, Inc. ............... 11,197 1,245,554
UDR, Inc. ........................ 27,284 867,904
12,788,337
Retail REITs — 1.4%
Federal Realty Investment Trust ......... 6,567 598,845
Kimco Realty Corp. ................. 55,477 995,257
NNN REIT, Inc. .................... 16,305 592,361
Realty Income Corp. ................. 63,734 3,019,717
Regency Centers Corp. .............. 14,793 891,426
Simon Property Group, Inc. ............ 29,422 3,233,183
9,330,789
Semiconductors & Semiconductor Equipment — 3.4%
Enphase Energy, Inc.
(b)
............... 12,265 976,049
Entegris, Inc. ...................... 13,510 1,189,420
First Solar, Inc.
(b)
................... 9,609 1,368,802
Lattice Semiconductor Corp.
(b)
.......... 12,422 690,787
Marvell Technology, Inc. .............. 77,187 3,644,770
Microchip Technology, Inc. ............. 48,851 3,482,588
Monolithic Power Systems, Inc. ......... 4,296 1,897,715
NXP Semiconductors NV ............. 23,143 3,990,548
ON Semiconductor Corp.
(b)
............ 38,803 2,430,620
Qorvo, Inc.
(b)
...................... 8,811 770,258
Skyworks Solutions, Inc. .............. 14,333 1,243,244
SolarEdge Technologies, Inc.
(a)(b)
........ 5,097 387,117
Teradyne, Inc. ..................... 13,855 1,153,706
23,225,624
Software — 5.1%
ANSYS, Inc.
(b)
..................... 7,778 2,164,306
Aspen Technology, Inc.
(b)
.............. 2,555 454,151
Atlassian Corp., Class A
(b)
............. 13,657 2,467,001
Bentley Systems, Inc., Class B
(a)
......... 20,648 1,004,319
BILL Holdings, Inc.
(b)
................. 8,711 795,227
Crowdstrike Holdings, Inc., Class A
(a)(b)
.... 20,115 3,555,729
Datadog, Inc., Class A
(b)
.............. 26,892 2,190,891
DocuSign, Inc.
(b)
................... 18,107 704,000
Dynatrace, Inc.
(b)
................... 21,378 955,810
Fair Isaac Corp.
(b)
................... 2,235 1,890,519
Gen Digital, Inc. .................... 50,675 844,246
Security
Shares
Shares Value
Software (continued)
HubSpot, Inc.
(b)
.................... 4,498 $ 1,906,117
Manhattan Associates, Inc.
(b)
........... 5,549 1,081,944
Palantir Technologies, Inc., Class A
(a)(b)
.... 170,764 2,527,307
Procore Technologies, Inc.
(a)(b)
.......... 7,946 485,421
PTC, Inc.
(b)
....................... 10,686 1,500,528
Splunk, Inc.
(b)
..................... 13,700 2,016,092
Tyler Technologies, Inc.
(b)
............. 3,785 1,411,427
Unity Software, Inc.
(a)(b)
............... 21,744 551,645
Workday, Inc., Class A
(b)
.............. 18,470 3,910,284
Zoom Video Communications, Inc., Class A
(b)
22,560 1,353,149
Zscaler, Inc.
(a)(b)
.................... 7,833 1,243,019
35,013,132
Specialized REITs — 2.3%
CubeSmart ....................... 20,313 692,470
Digital Realty Trust, Inc. .............. 27,219 3,384,955
Extra Space Storage, Inc. ............. 18,999 1,968,107
Gaming & Leisure Properties, Inc. ....... 23,642 1,073,110
Iron Mountain, Inc. .................. 26,243 1,550,174
Lamar Advertising Co., Class A ......... 7,837 644,750
SBA Communications Corp. ........... 9,746 2,033,308
VICI Properties, Inc. ................. 91,129 2,542,499
Weyerhaeuser Co. .................. 65,710 1,885,220
15,774,593
Specialty Retail — 2.1%
Advance Auto Parts, Inc. .............. 5,300 275,759
Bath & Body Works, Inc. .............. 20,704 613,874
Best Buy Co., Inc. .................. 17,477 1,167,813
Burlington Stores, Inc.
(b)
.............. 5,818 704,153
CarMax, Inc.
(b)
..................... 14,160 865,034
Dick's Sporting Goods, Inc. ............ 5,639 603,091
Five Below, Inc.
(b)
................... 4,986 867,464
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 9,597 790,793
Penske Automotive Group, Inc.
(a)
........ 1,756 251,248
Ross Stores, Inc. ................... 30,571 3,545,319
Tractor Supply Co. .................. 9,749 1,877,267
Ulta Beauty, Inc.
(b)
.................. 4,479 1,707,888
Williams-Sonoma, Inc. ............... 5,781 868,537
14,138,240
Technology Hardware, Storage & Peripherals — 1.3%
Dell Technologies, Inc., Class C ......... 22,787 1,524,678
Hewlett Packard Enterprise Co. ......... 116,134 1,786,141
HP, Inc. ......................... 77,755 2,047,289
NetApp, Inc. ...................... 18,962 1,380,054
Seagate Technology Holdings plc ........ 17,249 1,177,244
Western Digital Corp.
(b)
............... 28,790 1,155,919
9,071,325
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.
(b)
.............. 2,352 1,404,285
Tapestry, Inc. ...................... 20,959 577,630
VF Corp. ........................ 29,624 436,362
2,418,277
Trading Companies & Distributors — 1.8%
Fastenal Co. ...................... 51,254 2,990,158
Ferguson plc ...................... 18,366 2,758,573
United Rentals, Inc. ................. 6,140 2,494,498
Watsco, Inc. ...................... 3,015 1,051,903
WW Grainger, Inc. .................. 4,002 2,920,780
12,215,912

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Water Utilities — 0.4%
American Water Works Co., Inc. ......... 17,504 $ 2,059,346
Essential Utilities, Inc. ................ 21,959 734,748
2,794,094
Total Long-Term Investments — 99.8%
(Cost: $695,471,477) ............................. 687,457,140
Short-Term Securities
Money Market Funds — 3.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 22,512,920 22,521,926
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 815,471 815,471
Total Short-Term Securities — 3.4%
(Cost: $23,326,862) .............................. 23,337,397
Total Investments — 103.2%
(Cost: $718,798,339 ) ............................. 710,794,537
Liabilities in Excess of Other Assets — (3.2)% ............ (22,032,468)
Net Assets — 100.0% ..............................
$ 688,762,069
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares ............... $ 32,613,650 $ — $ (10,092,884)
(a)
$ 3,412 $ (2,252) $ 22,521,926 22,512,920 $ 69,094
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,036,626 — (1,221,155)
(a)
— — 815,471 815,471 35,983 —
$ 3,412 $ (2,252) $ 23,337,397 $ 105,077 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Mid-Cap ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 5 12/15/23 $ 1,188 $ (52,932)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 52,932 $ — $ — $ — $ 52,932
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (17,357) $ — $ — $ — $ (17,357)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (70,337) $ — $ — $ — $ (70,337)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,301,030

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Mid-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 687,457,140 $ — $ — $ 687,457,140
Short-Term Securities
Money Market Funds ...................................... 23,337,397 — — 23,337,397
$ 710,794,537 $ — $ — $ 710,794,537
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (52,932) $ — $ — $ (52,932)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2023
iShares
®
Morningstar Mid-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.7%
Axon Enterprise, Inc.
(a)(b)
.............. 26,215 $ 5,360,705
HEICO Corp.
(a)
.................... 14,936 2,366,012
HEICO Corp., Class A ................ 28,290 3,596,508
Howmet Aerospace, Inc. .............. 146,080 6,442,128
Huntington Ingalls Industries, Inc. ........ 7,566 1,663,158
Textron, Inc. ...................... 24,409 1,855,084
TransDigm Group, Inc.
(b)
.............. 20,585 17,046,233
38,329,828
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. .......... 13,627 1,115,098
Expeditors International of Washington, Inc. . 22,153 2,420,215
3,535,313
Automobile Components — 0.8%
Aptiv plc
(b)
........................ 105,503 9,199,862
BorgWarner, Inc. ................... 35,052 1,293,419
Lear Corp. ....................... 8,137 1,055,857
11,549,138
Automobiles — 0.1%
Lucid Group, Inc.
(a)(b)
................. 330,288 1,360,787
Banks — 0.4%
First Citizens BancShares, Inc., Class A .... 4,436 6,124,963
Beverages — 0.3%
Brown-Forman Corp., Class A .......... 20,779 1,193,130
Brown-Forman Corp., Class B, NVS ...... 68,133 3,826,350
5,019,480
Biotechnology — 2.9%
(b)
Alnylam Pharmaceuticals, Inc. .......... 46,630 7,078,434
Apellis Pharmaceuticals, Inc.
(a)
.......... 37,717 1,835,309
BioMarin Pharmaceutical, Inc.
(a)
......... 70,195 5,717,383
Exact Sciences Corp. ................ 67,394 4,150,797
Incyte Corp. ...................... 69,473 3,746,679
Karuna Therapeutics, Inc.
(a)
............ 7,327 1,220,752
Neurocrine Biosciences, Inc. ........... 36,428 4,041,322
Sarepta Therapeutics, Inc. ............. 34,797 2,342,186
Seagen, Inc. ...................... 52,514 11,175,504
41,308,366
Broadline Retail — 0.8%
Coupang, Inc., Class A
(b)
.............. 288,573 4,905,741
eBay, Inc. ........................ 86,430 3,390,649
Etsy, Inc.
(b)
....................... 45,823 2,854,773
11,151,163
Building Products — 1.9%
A O Smith Corp. ................... 25,866 1,804,412
Allegion plc ....................... 20,126 1,979,593
Builders FirstSource, Inc.
(a)(b)
........... 25,088 2,722,550
Carlisle Cos., Inc. .................. 12,101 3,074,743
Carrier Global Corp. ................. 114,150 5,440,389
Lennox International, Inc. ............. 5,640 2,089,846
Trane Technologies plc ............... 57,111 10,868,794
27,980,327
Capital Markets — 3.7%
Ameriprise Financial, Inc. ............. 15,592 4,904,775
Ares Management Corp., Class A ........ 61,563 6,069,496
FactSet Research Systems, Inc. ......... 14,229 6,145,363
Interactive Brokers Group, Inc., Class A .... 39,904 3,195,113
LPL Financial Holdings, Inc. ............ 28,461 6,390,064
MarketAxess Holdings, Inc. ............ 14,075 3,008,531
Security
Shares
Shares Value
Capital Markets (continued)
Morningstar, Inc. ................... 9,692 $ 2,454,402
MSCI, Inc. ....................... 29,503 13,912,140
Nasdaq, Inc. ...................... 50,655 2,512,488
Raymond James Financial, Inc. ......... 38,065 3,632,924
SEI Investments Co. ................. 19,246 1,032,740
53,258,036
Chemicals — 1.4%
Albemarle Corp. ................... 23,239 2,946,240
DuPont de Nemours, Inc. ............. 76,938 5,607,242
FMC Corp. ....................... 18,619 990,531
Olin Corp. ........................ 18,964 810,142
PPG Industries, Inc. ................. 54,168 6,650,205
RPM International, Inc. ............... 24,786 2,262,218
Westlake Corp. .................... 6,914 797,599
20,064,177
Commercial Services & Supplies — 1.5%
Copart, Inc.
(b)
..................... 324,144 14,106,747
Rollins, Inc. ....................... 104,961 3,947,583
Tetra Tech, Inc. .................... 19,886 3,000,996
21,055,326
Communications Equipment — 0.1%
F5, Inc.
(b)
........................ 7,408 1,122,979
Construction & Engineering — 0.9%
AECOM ......................... 26,321 2,014,873
EMCOR Group, Inc. ................. 10,125 2,092,331
Quanta Services, Inc. ................ 35,190 5,880,953
WillScot Mobile Mini Holdings Corp.
(b)
..... 73,601 2,900,615
12,888,772
Construction Materials — 1.3%
Martin Marietta Materials, Inc. .......... 23,055 9,428,112
Vulcan Materials Co. ................ 49,563 9,738,634
19,166,746
Consumer Finance — 0.3%
Discover Financial Services ............ 57,056 4,683,157
Consumer Staples Distribution & Retail — 2.1%
BJ's Wholesale Club Holdings, Inc.
(a)(b)
..... 25,037 1,705,520
Casey's General Stores, Inc. ........... 8,855 2,407,763
Dollar Tree, Inc.
(a)(b)
................. 78,100 8,676,129
Performance Food Group Co.
(a)(b)
........ 58,370 3,371,451
Sysco Corp. ...................... 188,424 12,528,312
US Foods Holding Corp.
(b)
............. 53,785 2,094,388
30,783,563
Containers & Packaging — 0.4%
Avery Dennison Corp. ................ 12,607 2,194,500
Ball Corp. ........................ 52,771 2,540,924
Crown Holdings, Inc. ................ 15,362 1,238,177
5,973,601
Distributors — 0.5%
Genuine Parts Co. .................. 24,641 3,175,239
LKQ Corp. ....................... 30,332 1,332,181
Pool Corp. ....................... 8,784 2,773,724
7,281,144
Diversified Consumer Services — 0.1%
Service Corp. International ............ 22,119 1,203,716

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities — 1.0%
Constellation Energy Corp. ............ 119,965 $ 13,546,448
NRG Energy, Inc. ................... 27,135 1,149,981
14,696,429
Electrical Equipment — 2.0%
AMETEK, Inc. ..................... 86,064 12,115,229
Hubbell, Inc. ...................... 20,006 5,403,621
Rockwell Automation, Inc. ............. 42,847 11,260,620
28,779,470
Electronic Equipment, Instruments & Components — 2.6%
CDW Corp. ....................... 50,005 10,021,002
Cognex Corp. ..................... 64,181 2,309,874
Flex Ltd.
(b)
........................ 57,676 1,483,427
Jabil, Inc. ........................ 28,307 3,476,100
Keysight Technologies, Inc.
(b)
........... 40,148 4,900,063
TE Connectivity Ltd. ................. 60,521 7,132,400
Teledyne Technologies, Inc.
(b)
........... 10,048 3,763,880
Trimble, Inc.
(b)
..................... 42,958 2,024,611
Zebra Technologies Corp., Class A
(a)(b)
..... 11,014 2,306,662
37,418,019
Energy Equipment & Services — 1.1%
Baker Hughes Co., Class A ............ 218,759 7,529,685
Halliburton Co. .................... 215,939 8,495,040
16,024,725
Entertainment — 2.1%
Electronic Arts, Inc. ................. 40,553 5,020,056
Liberty Media Corp.-Liberty Formula One,
Class A
(b)
...................... 6,070 349,328
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(b)
.................. 53,010 3,429,217
Live Nation Entertainment, Inc.
(b)
........ 52,888 4,232,098
ROBLOX Corp., Class A
(b)
............. 179,684 5,715,748
Take-Two Interactive Software, Inc.
(b)
...... 58,919 7,880,416
Warner Bros Discovery, Inc.
(b)
.......... 338,890 3,368,567
29,995,430
Financial Services — 1.4%
Block, Inc., Class A
(a)(b)
............... 204,960 8,249,640
FleetCor Technologies, Inc.
(b)
........... 15,716 3,538,772
Global Payments, Inc. ............... 32,271 3,427,826
Jack Henry & Associates, Inc. .......... 27,184 3,832,672
WEX, Inc.
(b)
....................... 8,561 1,425,235
20,474,145
Food Products — 1.5%
Darling Ingredients, Inc.
(a)(b)
............ 38,686 1,713,403
Hershey Co. (The) .................. 55,901 10,473,052
Hormel Foods Corp. ................. 34,152 1,111,648
Lamb Weston Holdings, Inc. ........... 54,388 4,884,042
McCormick & Co., Inc., NVS ........... 55,640 3,555,396
21,737,541
Gas Utilities — 0.1%
Atmos Energy Corp. ................. 19,384 2,086,881
Ground Transportation — 1.3%
JB Hunt Transport Services, Inc. ........ 30,456 5,234,473
Knight-Swift Transportation Holdings, Inc. .. 18,714 914,927
Old Dominion Freight Line, Inc. ......... 33,424 12,589,484
U-Haul Holding Co.
(b)
................ 1,155 56,734
18,795,618
Health Care Equipment & Supplies — 3.8%
Align Technology, Inc.
(b)
............... 26,551 4,901,049
Cooper Cos., Inc. (The) .............. 12,498 3,896,252
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc.
(a)
...... 55,271 $ 3,679,390
Hologic, Inc.
(b)
..................... 32,287 2,136,431
IDEXX Laboratories, Inc.
(b)
............. 30,967 12,370,387
Insulet Corp.
(b)
..................... 26,045 3,452,786
Masimo Corp.
(a)(b)
................... 16,527 1,340,836
Penumbra, Inc.
(b)
................... 14,372 2,747,208
ResMed, Inc. ..................... 54,810 7,740,268
Shockwave Medical, Inc.
(a)(b)
........... 13,709 2,827,618
STERIS plc ....................... 36,800 7,727,264
Teleflex, Inc.
(a)
..................... 8,509 1,572,038
54,391,527
Health Care Providers & Services — 0.6%
agilon health, Inc.
(a)(b)
................ 111,775 2,011,950
Chemed Corp. ..................... 3,500 1,969,275
Molina Healthcare, Inc.
(b)
.............. 12,421 4,135,572
8,116,797
Health Care REITs — 0.7%
Healthpeak Properties, Inc. ............ 88,340 1,373,687
Welltower, Inc. ..................... 112,033 9,367,079
10,740,766
Health Care Technology — 0.7%
Veeva Systems, Inc., Class A
(a)(b)
........ 54,361 10,475,908
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc. ............ 265,453 4,109,212
Hotels, Restaurants & Leisure — 4.7%
Aramark ......................... 41,354 1,113,663
Caesars Entertainment, Inc.
(b)
.......... 80,310 3,203,566
Churchill Downs, Inc. ................ 25,379 2,787,629
Darden Restaurants, Inc. ............. 23,446 3,412,096
Domino's Pizza, Inc. ................. 7,575 2,567,849
DoorDash, Inc., Class A
(b)
............. 111,903 8,387,130
DraftKings, Inc., Class A
(b)
............. 173,220 4,784,337
Hilton Worldwide Holdings, Inc. ......... 97,553 14,782,206
MGM Resorts International
(a)
........... 104,567 3,651,480
Royal Caribbean Cruises Ltd.
(b)
......... 56,410 4,779,619
Vail Resorts, Inc. ................... 14,382 3,052,580
Wynn Resorts Ltd. .................. 36,127 3,171,228
Yum! Brands, Inc. .................. 104,528 12,633,254
68,326,637
Household Products — 0.6%
Church & Dwight Co., Inc. ............. 59,169 5,380,829
Clorox Co. (The) ................... 30,572 3,598,324
8,979,153
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp. ...................... 43,006 1,407,156
Industrial REITs — 0.3%
Americold Realty Trust, Inc. ............ 45,732 1,199,093
Rexford Industrial Realty, Inc. .......... 77,010 3,329,912
4,529,005
Insurance — 2.3%
American Financial Group, Inc. ......... 8,046 879,911
Arch Capital Group Ltd.
(b)
............. 73,428 6,364,739
Brown & Brown, Inc. ................. 87,812 6,095,909
Cincinnati Financial Corp. ............. 25,470 2,538,595
Erie Indemnity Co., Class A, NVS ........ 9,289 2,565,529
Kinsale Capital Group, Inc.
(a)
........... 8,208 2,740,733
Markel Group, Inc.
(b)
................. 2,250 3,308,670
RenaissanceRe Holdings Ltd. .......... 9,570 2,101,476
Willis Towers Watson plc .............. 20,139 4,750,589

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Mid-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
WR Berkley Corp. .................. 34,837 $ 2,348,710
33,694,861
Interactive Media & Services — 1.1%
(b)
Match Group, Inc. .................. 103,589 3,584,179
Pinterest, Inc., Class A ............... 217,060 6,485,753
Snap, Inc., Class A, NVS
(a)
............ 377,807 3,781,848
ZoomInfo Technologies, Inc. ........... 113,658 1,473,008
15,324,788
IT Services — 3.4%
(b)
Akamai Technologies, Inc. ............. 18,943 1,957,380
Cloudflare, Inc., Class A
(a)
............. 109,143 6,187,317
EPAM Systems, Inc. ................. 21,621 4,704,081
Gartner, Inc. ...................... 29,405 9,763,636
GoDaddy, Inc., Class A
(a)
.............. 54,766 4,010,514
MongoDB, Inc., Class A .............. 26,329 9,072,710
Okta, Inc., Class A .................. 57,842 3,899,129
Twilio, Inc., Class A ................. 67,468 3,458,410
VeriSign, Inc. ..................... 33,471 6,682,820
49,735,997
Life Sciences Tools & Services — 3.9%
Agilent Technologies, Inc. ............. 110,186 11,389,927
Avantor, Inc.
(b)
..................... 78,896 1,375,157
Bio-Rad Laboratories, Inc., Class A
(a)(b)
.... 7,780 2,141,679
Bio-Techne Corp. ................... 58,638 3,203,394
Bruker Corp. ...................... 36,651 2,089,107
Charles River Laboratories International, Inc.
(b)
19,134 3,221,400
Illumina, Inc.
(b)
..................... 29,585 3,237,191
IQVIA Holdings, Inc.
(a)(b)
............... 38,335 6,932,118
Mettler-Toledo International, Inc.
(b)
....... 8,156 8,035,291
Repligen Corp.
(a)(b)
.................. 19,365 2,605,754
Waters Corp.
(a)(b)
................... 14,557 3,472,281
West Pharmaceutical Services, Inc. ...... 27,552 8,769,526
56,472,825
Machinery — 5.3%
Cummins, Inc. ..................... 22,725 4,915,418
Dover Corp. ...................... 31,537 4,098,233
Fortive Corp. ...................... 71,341 4,657,140
Graco, Inc. ....................... 63,119 4,692,898
IDEX Corp. ....................... 28,202 5,398,145
Ingersoll Rand, Inc. ................. 150,854 9,153,821
Lincoln Electric Holdings, Inc. .......... 21,417 3,743,692
Middleby Corp. (The)
(b)
............... 10,077 1,137,391
Nordson Corp. ..................... 20,199 4,294,105
Otis Worldwide Corp. ................ 81,391 6,284,199
Parker-Hannifin Corp. ................ 32,553 12,009,127
Pentair plc ....................... 27,120 1,576,214
Toro Co. (The) ..................... 38,705 3,128,912
Westinghouse Air Brake Technologies Corp. . 35,619 3,776,326
Xylem, Inc. ....................... 89,838 8,403,447
77,269,068
Media — 1.1%
(b)
Liberty Broadband Corp., Class A
(a)
....... 6,181 515,001
Liberty Broadband Corp., Class C, NVS .... 42,697 3,557,087
Trade Desk, Inc. (The), Class A ......... 166,434 11,810,157
15,882,245
Metals & Mining — 0.2%
Royal Gold, Inc. .................... 24,574 2,563,805
Multi-Utilities — 0.6%
Ameren Corp. ..................... 48,673 3,685,033
CenterPoint Energy, Inc. .............. 94,556 2,541,665
Security
Shares
Shares Value
Multi-Utilities (continued)
CMS Energy Corp. .................. 41,859 $ 2,274,618
8,501,316
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc. ...... 26,113 2,431,904
Oil, Gas & Consumable Fuels — 2.6%
Cheniere Energy, Inc. ................ 49,973 8,316,507
Coterra Energy, Inc. ................. 157,301 4,325,777
Devon Energy Corp. ................. 113,746 5,297,151
Diamondback Energy, Inc. ............. 28,803 4,617,697
EQT Corp. ....................... 80,749 3,422,143
Marathon Oil Corp. .................. 75,264 2,055,460
Ovintiv, Inc. ....................... 36,054 1,730,592
Targa Resources Corp. ............... 33,672 2,815,316
Texas Pacific Land Corp. .............. 2,325 4,291,834
36,872,477
Passenger Airlines — 0.6%
American Airlines Group, Inc.
(b)
.......... 123,248 1,374,215
Delta Air Lines, Inc. ................. 112,424 3,513,250
Southwest Airlines Co. ............... 94,711 2,105,426
United Airlines Holdings, Inc.
(b)
.......... 53,088 1,858,611
8,851,502
Personal Care Products — 0.0%
Coty, Inc., Class A
(b)
................. 50,256 470,899
Pharmaceuticals — 0.0%
Catalent, Inc.
(b)
.................... 19,763 679,650
Professional Services — 4.4%
Booz Allen Hamilton Holding Corp. ....... 21,716 2,604,400
Broadridge Financial Solutions, Inc. ...... 44,062 7,518,740
Ceridian HCM Holding, Inc.
(b)
........... 58,170 3,723,462
Equifax, Inc. ...................... 45,779 7,762,745
Genpact Ltd. ...................... 24,982 837,896
Jacobs Solutions, Inc. ................ 20,512 2,734,249
KBR, Inc. ........................ 31,002 1,802,766
Paychex, Inc. ..................... 119,701 13,292,796
Paycom Software, Inc. ............... 18,374 4,501,079
Paylocity Holding Corp.
(b)
............. 16,040 2,877,576
Robert Half, Inc. ................... 18,487 1,382,273
TransUnion ....................... 42,002 1,843,048
Verisk Analytics, Inc. ................. 54,100 12,300,176
63,181,206
Real Estate Management & Development — 1.2%
(b)
CBRE Group, Inc., Class A
(a)
........... 38,766 2,688,034
CoStar Group, Inc.
(a)
................. 152,324 11,182,105
Zillow Group, Inc., Class A ............. 19,638 697,738
Zillow Group, Inc., Class C, NVS
(a)
....... 58,868 2,133,965
16,701,842
Residential REITs — 2.5%
American Homes 4 Rent, Class A ........ 70,991 2,324,245
AvalonBay Communities, Inc. .......... 29,882 4,952,643
Camden Property Trust ............... 39,829 3,380,685
Equity LifeStyle Properties, Inc. ......... 42,657 2,806,831
Equity Residential .................. 66,755 3,693,554
Essex Property Trust, Inc. ............. 10,314 2,206,371
Invitation Homes, Inc. ................ 214,584 6,370,999
Mid-America Apartment Communities, Inc. .. 24,051 2,841,626
Sun Communities, Inc. ............... 46,412 5,162,871
UDR, Inc. ........................ 74,662 2,374,998
36,114,823

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs — 0.6%
Federal Realty Investment Trust ......... 15,393 $ 1,403,688
Realty Income Corp. ................. 128,520 6,089,277
Regency Centers Corp. .............. 22,085 1,330,842
8,823,807
Semiconductors & Semiconductor Equipment — 4.5%
Enphase Energy, Inc.
(b)
............... 50,866 4,047,916
Entegris, Inc.
(a)
.................... 55,995 4,929,800
First Solar, Inc.
(a)(b)
.................. 39,852 5,676,917
Lattice Semiconductor Corp.
(a)(b)
......... 51,417 2,859,299
Marvell Technology, Inc. .............. 320,809 15,148,601
Microchip Technology, Inc. ............. 97,878 6,977,723
Monolithic Power Systems, Inc. ......... 17,823 7,873,132
NXP Semiconductors NV ............. 41,495 7,154,983
ON Semiconductor Corp.
(b)
............ 77,478 4,853,222
Skyworks Solutions, Inc. .............. 21,421 1,858,057
SolarEdge Technologies, Inc.
(a)(b)
........ 21,044 1,598,292
Teradyne, Inc. ..................... 27,425 2,283,680
65,261,622
Software — 9.8%
ANSYS, Inc.
(b)
..................... 32,376 9,008,946
Aspen Technology, Inc.
(b)
.............. 10,567 1,878,284
Atlassian Corp., Class A
(b)
............. 56,657 10,234,521
Bentley Systems, Inc., Class B
(a)
......... 85,621 4,164,605
BILL Holdings, Inc.
(a)(b)
................ 36,074 3,293,195
Crowdstrike Holdings, Inc., Class A
(a)(b)
.... 83,609 14,779,563
Datadog, Inc., Class A
(b)
.............. 111,562 9,088,956
DocuSign, Inc.
(b)
................... 75,386 2,931,008
Dynatrace, Inc.
(b)
................... 88,619 3,962,156
Fair Isaac Corp.
(b)
................... 9,272 7,842,907
HubSpot, Inc.
(b)
.................... 18,658 7,906,701
Manhattan Associates, Inc.
(b)
........... 23,005 4,485,515
Palantir Technologies, Inc., Class A
(a)(b)
.... 710,235 10,511,478
Procore Technologies, Inc.
(a)(b)
.......... 32,884 2,008,884
PTC, Inc.
(b)
....................... 44,328 6,224,538
Splunk, Inc.
(a)(b)
.................... 56,833 8,363,544
Tyler Technologies, Inc.
(b)
............. 15,696 5,853,038
Unity Software, Inc.
(a)(b)
............... 89,990 2,283,046
Workday, Inc., Class A
(b)
.............. 76,761 16,251,071
Zoom Video Communications, Inc., Class A
(b)
93,585 5,613,228
Zscaler, Inc.
(b)
..................... 32,654 5,181,863
141,867,047
Specialized REITs — 1.9%
CubeSmart ....................... 50,574 1,724,068
Digital Realty Trust, Inc. .............. 49,793 6,192,257
Extra Space Storage, Inc. ............. 43,864 4,543,872
Gaming & Leisure Properties, Inc. ....... 30,384 1,379,130
Iron Mountain, Inc. .................. 64,190 3,791,703
Lamar Advertising Co., Class A ......... 10,172 836,850
SBA Communications Corp. ........... 40,430 8,434,911
26,902,791
Specialty Retail — 2.9%
Burlington Stores, Inc.
(a)(b)
............. 24,204 2,929,410
CarMax, Inc.
(b)
..................... 31,786 1,941,807
Five Below, Inc.
(a)(b)
.................. 20,736 3,607,649
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 39,725 3,273,340
Ross Stores, Inc. ................... 127,076 14,737,004
Tractor Supply Co. .................. 40,589 7,815,818
Ulta Beauty, Inc.
(b)
.................. 18,578 7,083,977
41,389,005
Technology Hardware, Storage & Peripherals — 0.2%
NetApp, Inc. ...................... 36,364 2,646,572
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.
(b)
.............. 9,749 $ 5,820,738
Trading Companies & Distributors — 2.4%
Fastenal Co. ...................... 213,127 12,433,829
United Rentals, Inc. ................. 13,960 5,671,529
Watsco, Inc. ...................... 12,527 4,370,545
WW Grainger, Inc. .................. 16,601 12,115,908
34,591,811
Water Utilities — 0.4%
American Water Works Co., Inc. ......... 38,248 4,499,877
Essential Utilities, Inc. ................ 49,257 1,648,139
6,148,016
Total Long-Term Investments — 99.8%
(Cost: $1,486,894,649) ........................... 1,443,125,618
Short-Term Securities
Money Market Funds — 5.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 79,698,834 79,730,714
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 2,431,240 2,431,240
Total Short-Term Securities — 5.7%
(Cost: $82,122,178) .............................. 82,161,954
Total Investments — 105.5%
(Cost: $1,569,016,827 ) ........................... 1,525,287,572
Liabilities in Excess of Other Assets — (5.5)% ............ (79,280,099)
Net Assets — 100.0% ..............................
$ 1,446,007,473
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Mid-Cap Growth ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares ............... $ 86,400,186 $ — $ (6,673,618)
(a)
$ 961 $ 3,185 $ 79,730,714 79,698,834 $ 145,435
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,452,482 — (21,242)
(a)
— — 2,431,240 2,431,240 79,459 —
$ 961 $ 3,185 $ 82,161,954 $ 224,894 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 3 12/15/23 $ 869 $ (45,899)
Russell 2000 E-Mini Index .................................................... 19 12/15/23 1,585 (144,772)
$ (190,671)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 190,671 $ — $ — $ — $ 190,671
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 58,231 $ — $ — $ — $ 58,231
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (247,738) $ — $ — $ — $ (247,738)

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Mid-Cap Growth ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,386,808
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,443,125,618 $ — $ — $ 1,443,125,618
Short-Term Securities
Money Market Funds ...................................... 82,161,954 — — 82,161,954
$ 1,525,287,572 $ — $ — $ 1,525,287,572
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (190,671) $ — $ — $ (190,671)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
AeroVironment, Inc.
(a)
................ 5,883 $ 674,545
BWX Technologies, Inc. .............. 10,983 815,817
Cadre Holdings, Inc. ................. 4,021 112,789
Curtiss-Wright Corp. ................. 5,717 1,136,597
Ducommun, Inc.
(a)(b)
................. 1,752 83,816
Hexcel Corp. ...................... 18,945 1,173,074
Kaman Corp. ..................... 2,898 53,932
Kratos Defense & Security Solutions, Inc.
(a)
. 28,809 491,193
Leonardo DRS, Inc.
(a)(b)
............... 11,690 222,928
Moog, Inc., Class A ................. 2,773 321,807
Parsons Corp.
(a)(b)
................... 5,214 294,852
Rocket Lab USA, Inc.
(a)(b)
.............. 58,136 245,915
Triumph Group, Inc.
(a)
................ 8,029 59,896
Virgin Galactic Holdings, Inc., Class C
(a)(b)
... 72,898 107,889
Woodward, Inc. .................... 6,641 828,133
6,623,183
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)
...... 4,049 79,239
Forward Air Corp. .................. 3,668 236,256
GXO Logistics, Inc.
(a)
................ 14,031 708,706
1,024,201
Automobile Components — 1.9%
Adient plc
(a)
....................... 14,230 479,409
Autoliv, Inc. ....................... 8,947 819,992
Dana, Inc. ........................ 19,067 218,889
Dorman Products, Inc.
(a)
.............. 6,367 395,900
Fox Factory Holding Corp.
(a)(b)
.......... 9,449 769,810
Gentex Corp. ..................... 52,324 1,500,652
Gentherm, Inc.
(a)
................... 7,439 299,197
LCI Industries ..................... 2,455 266,343
Luminar Technologies, Inc., Class A
(a)(b)
.... 59,196 187,651
Mobileye Global, Inc., Class A
(a)(b)
........ 17,136 611,241
Modine Manufacturing Co.
(a)(b)
.......... 6,252 246,954
QuantumScape Corp., Class A
(a)(b)
....... 52,758 275,397
Solid Power, Inc., Class A
(a)(b)
........... 28,061 37,040
Visteon Corp.
(a)
.................... 6,290 724,168
XPEL, Inc.
(a)(c)
..................... 4,749 219,879
7,052,522
Automobiles — 0.2%
Fisker, Inc., Class A
(a)(b)
............... 42,805 192,623
Thor Industries, Inc. ................. 5,845 513,951
Winnebago Industries, Inc. ............ 2,713 157,218
863,792
Banks — 0.9%
Axos Financial, Inc.
(a)(b)
............... 6,222 224,179
BancFirst Corp. .................... 1,626 131,885
Bancorp, Inc. (The)
(a)
................ 11,410 406,766
Bank First Corp. ................... 745 58,833
Capital City Bank Group, Inc. ........... 1,210 34,570
City Holding Co. ................... 1,079 97,952
Coastal Financial Corp.
(a)(b)
............ 1,028 38,211
Columbia Financial, Inc.
(a)
............. 3,177 51,150
CrossFirst Bankshares, Inc.
(a)
........... 3,013 31,877
Cullen/Frost Bankers, Inc. ............. 5,242 476,969
First Financial Bankshares, Inc. ......... 10,307 247,883
German American Bancorp, Inc. ......... 2,423 66,221
Lakeland Financial Corp. .............. 1,656 81,558
Live Oak Bancshares, Inc.
(b)
............ 7,323 211,268
Pathward Financial, Inc. .............. 1,785 80,843
Peapack-Gladstone Financial Corp. ...... 1,676 39,168
Seacoast Banking Corp. of Florida ....... 9,508 192,157
Security
Shares
Shares Value
Banks (continued)
ServisFirst Bancshares, Inc. ........... 11,007 $ 519,090
Stock Yards Bancorp, Inc. ............. 6,130 239,744
Triumph Financial, Inc.
(a)
.............. 2,552 158,862
3,389,186
Beverages — 1.0%
Boston Beer Co., Inc. (The), Class A
(a)
..... 2,120 707,974
Celsius Holdings, Inc.
(a)(b)
.............. 11,035 1,678,313
Coca-Cola Consolidated, Inc. ........... 1,051 668,867
Duckhorn Portfolio, Inc. (The)
(a)
......... 5,090 53,089
MGP Ingredients, Inc.
(b)
............... 3,491 330,458
National Beverage Corp.
(a)
............. 2,674 124,020
Vita Coco Co., Inc. (The)
(a)
............. 6,805 184,415
3,747,136
Biotechnology — 6.5%
(a)
89bio, Inc. ....................... 14,149 104,703
ACADIA Pharmaceuticals, Inc. .......... 26,670 601,942
ADMA Biologics, Inc. ................ 46,383 156,774
Agenus, Inc.
(b)
..................... 32,190 25,752
Agios Pharmaceuticals, Inc. ............ 8,291 174,194
Akero Therapeutics, Inc. .............. 12,489 148,869
Aldeyra Therapeutics, Inc.
(b)
............ 10,751 18,384
Alector, Inc.
(b)
..................... 6,629 34,471
Alkermes plc ...................... 37,372 904,029
Allogene Therapeutics, Inc. ............ 13,545 38,197
Amicus Therapeutics, Inc. ............. 34,146 374,582
AnaptysBio, Inc. ................... 1,432 23,356
Anavex Life Sciences Corp.
(b)
........... 18,508 103,275
Arbutus Biopharma Corp. ............. 27,135 49,657
Arcturus Therapeutics Holdings, Inc. ...... 2,457 46,929
Arcus Biosciences, Inc. ............... 7,094 111,447
Arcutis Biotherapeutics, Inc.
(b)
.......... 11,421 25,697
Ardelyx, Inc. ...................... 48,649 192,164
Arrowhead Pharmaceuticals, Inc. ........ 24,071 591,906
ARS Pharmaceuticals, Inc.
(b)
........... 5,047 18,018
Aurinia Pharmaceuticals, Inc. ........... 31,995 234,843
Avid Bioservices, Inc.
(b)
............... 14,189 87,262
Avidity Biosciences, Inc.
(b)
............. 14,219 73,228
Beam Therapeutics, Inc. .............. 10,875 229,897
BioCryst Pharmaceuticals, Inc. .......... 42,270 232,062
Biohaven Ltd. ..................... 6,366 168,763
Biomea Fusion, Inc. ................. 5,461 55,811
Bioxcel Therapeutics, Inc.
(b)
............ 4,567 18,336
Bluebird Bio, Inc.
(b)
.................. 13,245 39,073
Blueprint Medicines Corp. ............. 13,614 801,320
Bridgebio Pharma, Inc. ............... 26,976 702,455
CareDx, Inc. ...................... 6,101 33,006
Catalyst Pharmaceuticals, Inc. .......... 10,488 130,156
Celldex Therapeutics, Inc. ............. 10,685 251,311
Cerevel Therapeutics Holdings, Inc. ...... 17,764 420,119
Cogent Biosciences, Inc. .............. 16,583 135,317
Coherus Biosciences, Inc. ............. 6,073 20,345
Crinetics Pharmaceuticals, Inc. ......... 12,976 380,067
Cytokinetics, Inc. ................... 21,541 750,919
Deciphera Pharmaceuticals, Inc. ........ 12,488 149,731
Denali Therapeutics, Inc. .............. 27,782 523,135
Dynavax Technologies Corp. ........... 28,727 408,211
Editas Medicine, Inc.
(b)
............... 9,964 66,559
EQRx, Inc.
(b)
...................... 22,809 49,724
Exelixis, Inc. ...................... 71,385 1,469,817
Fate Therapeutics, Inc. ............... 18,973 34,341
FibroGen, Inc. ..................... 9,078 4,911
Geron Corp. ...................... 54,640 103,816
Halozyme Therapeutics, Inc. ........... 29,539 1,000,486

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Ideaya Biosciences, Inc. .............. 12,835 $ 348,727
ImmunityBio, Inc.
(b)
.................. 31,635 99,334
ImmunoGen, Inc. ................... 50,805 754,962
Immunovant, Inc.
(b)
.................. 10,792 356,676
Inhibrx, Inc. ....................... 2,998 46,379
Insmed, Inc. ...................... 32,247 808,110
Intellia Therapeutics, Inc. ............. 19,873 497,819
Intercept Pharmaceuticals, Inc. ......... 5,193 98,303
Ionis Pharmaceuticals, Inc. ............ 13,714 607,119
Janux Therapeutics, Inc. .............. 4,379 28,113
Karyopharm Therapeutics, Inc.
(b)
........ 10,960 9,535
Keros Therapeutics, Inc. .............. 5,090 145,269
Krystal Biotech, Inc.
(b)
................ 3,467 405,188
Kura Oncology, Inc. ................. 5,133 43,374
Kymera Therapeutics, Inc. ............. 8,915 104,038
Lexicon Pharmaceuticals, Inc.
(b)
......... 12,911 16,010
Lyell Immunopharma, Inc.
(b)
............ 11,285 18,677
MacroGenics, Inc. .................. 13,818 72,130
Madrigal Pharmaceuticals, Inc. .......... 1,765 231,886
MannKind Corp. ................... 59,861 256,804
Mersana Therapeutics, Inc. ............ 23,356 27,794
Mirati Therapeutics, Inc.
(b)
............. 9,517 528,479
Mirum Pharmaceuticals, Inc. ........... 6,839 187,594
Morphic Holding, Inc. ................ 8,767 174,902
Natera, Inc. ....................... 24,153 953,319
Nurix Therapeutics, Inc. .............. 4,323 24,166
Point Biopharma Global, Inc. ........... 20,044 253,757
Protagonist Therapeutics, Inc.
(b)
......... 7,188 104,513
Prothena Corp. plc .................. 8,722 318,004
PTC Therapeutics, Inc. ............... 10,482 196,537
RAPT Therapeutics, Inc.
(b)
............. 6,513 85,646
Recursion Pharmaceuticals, Inc., Class A
(b)
. 34,601 182,693
Relay Therapeutics, Inc. .............. 20,419 134,765
Replimune Group, Inc. ............... 11,576 168,662
REVOLUTION Medicines, Inc.
(b)
......... 12,157 240,709
Rhythm Pharmaceuticals, Inc. .......... 10,795 249,472
Rocket Pharmaceuticals, Inc. ........... 15,247 275,971
Sage Therapeutics, Inc. .............. 4,219 79,022
Sana Biotechnology, Inc. .............. 21,528 63,723
Seres Therapeutics, Inc. .............. 11,067 16,932
SpringWorks Therapeutics, Inc. ......... 5,937 135,957
Syndax Pharmaceuticals, Inc.
(b)
......... 14,575 205,216
TG Therapeutics, Inc.
(b)
............... 31,654 244,685
Travere Therapeutics, Inc. ............. 8,454 54,782
Twist Bioscience Corp.
(b)
.............. 12,801 201,744
Ultragenyx Pharmaceutical, Inc.
(b)
........ 10,027 354,956
uniQure NV ....................... 6,498 37,039
Vaxcyte, Inc. ...................... 6,352 305,531
Veracyte, Inc. ..................... 16,419 340,202
Vericel Corp. ...................... 10,740 377,833
Viking Therapeutics, Inc.
(b)
............. 22,319 218,949
Viridian Therapeutics, Inc.
(b)
............ 3,880 48,500
Xencor, Inc. ...................... 13,526 234,676
Zentalis Pharmaceuticals, Inc. .......... 12,804 209,473
Zymeworks, Inc. ................... 4,685 32,889
24,536,912
Broadline Retail — 0.2%
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 7,503 579,532
Building Products — 2.3%
AAON, Inc.
(b)
...................... 15,185 827,279
Advanced Drainage Systems, Inc. ....... 15,516 1,657,574
American Woodmark Corp.
(a)
........... 1,594 107,165
Apogee Enterprises, Inc. .............. 2,009 86,226
Security
Shares
Shares Value
Building Products (continued)
Armstrong World Industries, Inc. ......... 5,617 $ 426,274
AZEK Co., Inc. (The), Class A
(a)
......... 33,489 877,412
AZZ, Inc. ........................ 1,957 92,507
Gibraltar Industries, Inc.
(a)
............. 6,852 417,013
Griffon Corp. ...................... 2,958 118,143
Insteel Industries, Inc. ................ 2,123 59,253
Janus International Group, Inc.
(a)
........ 12,406 116,120
Masonite International Corp.
(a)
.......... 1,746 138,178
PGT Innovations, Inc.
(a)
............... 6,330 189,520
Quanex Building Products Corp. ......... 2,979 79,986
Resideo Technologies, Inc.
(a)
........... 16,915 244,929
Simpson Manufacturing Co., Inc. ........ 9,560 1,273,201
Tecnoglass, Inc. .................... 4,624 151,112
Trex Co., Inc.
(a)(b)
................... 16,288 915,549
UFP Industries, Inc. ................. 7,190 684,272
Zurn Elkay Water Solutions Corp. ........ 13,138 347,632
8,809,345
Capital Markets — 2.2%
Affiliated Managers Group, Inc. ......... 3,257 399,829
Artisan Partners Asset Management, Inc.,
Class A ....................... 6,721 221,793
AssetMark Financial Holdings, Inc.
(a)
...... 5,017 119,957
Avantax, Inc.
(a)
..................... 8,197 211,565
Blue Owl Capital, Inc., Class A .......... 90,883 1,120,587
Brightsphere Investment Group, Inc. ...... 7,229 113,206
Cohen & Steers, Inc. ................ 5,765 301,164
Federated Hermes, Inc., Class B ........ 10,898 345,467
Freedom Holding Corp.
(a)(b)
............ 3,773 309,537
Hamilton Lane, Inc., Class A ........... 4,777 401,841
Houlihan Lokey, Inc., Class A ........... 5,791 582,111
Open Lending Corp., Class A
(a)
.......... 9,673 57,941
P10, Inc., Class A
(b)
................. 9,651 90,913
PJT Partners, Inc., Class A ............ 5,030 394,151
Robinhood Markets, Inc., Class A
(a)(b)
...... 123,223 1,126,258
Tradeweb Markets, Inc., Class A ......... 25,723 2,315,327
Virtus Investment Partners, Inc. ......... 647 119,197
WisdomTree, Inc. ................... 11,747 72,831
8,303,675
Chemicals — 2.0%
Ashland, Inc. ...................... 11,485 880,096
Aspen Aerogels, Inc.
(a)
............... 11,744 90,664
Avient Corp. ...................... 9,781 309,275
Axalta Coating Systems Ltd.
(a)
.......... 25,439 667,265
Balchem Corp. .................... 7,230 840,415
Cabot Corp. ...................... 5,497 365,441
Chase Corp. ...................... 1,700 216,002
Ecovyst, Inc.
(a)
..................... 22,906 210,735
Element Solutions, Inc. ............... 17,611 321,049
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 298,734 409,266
Hawkins, Inc. ..................... 4,307 247,351
HB Fuller Co. ..................... 6,610 437,251
Ingevity Corp.
(a)
.................... 3,372 135,824
Innospec, Inc. ..................... 3,853 377,594
Koppers Holdings, Inc. ............... 1,505 55,038
Livent Corp.
(a)(b)
.................... 40,332 588,444
NewMarket Corp. ................... 723 348,594
Perimeter Solutions SA
(a)
.............. 33,476 107,123
PureCycle Technologies, Inc.
(a)(b)
......... 30,474 135,609
Quaker Chemical Corp. .............. 3,118 448,119
Sensient Technologies Corp. ........... 5,160 291,127
Stepan Co. ....................... 2,495 186,626
7,668,908

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. ................. 4,970 $ 195,520
ACV Auctions, Inc., Class A
(a)(b)
.......... 30,416 405,445
Brady Corp., Class A, NVS ............ 4,514 232,290
Brink's Co. (The) ................... 6,498 434,456
Casella Waste Systems, Inc., Class A
(a)
.... 12,713 959,196
CECO Environmental Corp.
(a)(b)
......... 6,512 105,364
Clean Harbors, Inc.
(a)
................ 11,290 1,734,934
Driven Brands Holdings, Inc.
(a)
.......... 13,826 157,340
Interface, Inc. ..................... 4,170 37,071
Liquidity Services, Inc.
(a)
.............. 4,999 96,331
Montrose Environmental Group, Inc.
(a)
..... 6,195 143,228
MSA Safety, Inc. ................... 8,286 1,308,194
SP Plus Corp.
(a)
.................... 1,610 81,353
Stericycle, Inc.
(a)
................... 11,319 466,796
UniFirst Corp. ..................... 1,690 277,887
Viad Corp.
(a)
...................... 4,733 114,681
VSE Corp. ....................... 1,644 88,447
6,838,533
Communications Equipment — 0.8%
(a)
Calix, Inc. ........................ 13,250 438,840
Cambium Networks Corp. ............. 2,703 13,461
Ciena Corp.
(b)
..................... 17,906 755,633
Clearfield, Inc.
(b)
.................... 1,255 30,145
Digi International, Inc.
(b)
............... 8,019 201,918
Extreme Networks, Inc. ............... 28,678 591,340
Harmonic, Inc. ..................... 25,409 274,163
Infinera Corp.
(b)
.................... 29,400 86,142
Lumentum Holdings, Inc. .............. 6,265 245,651
NetScout Systems, Inc. ............... 5,388 117,620
Viasat, Inc.
(b)
...................... 7,145 131,754
Viavi Solutions, Inc. ................. 24,356 189,490
3,076,157
Construction & Engineering — 1.9%
Ameresco, Inc., Class A
(a)(b)
............ 7,168 187,443
API Group Corp.
(a)(b)
................. 30,082 778,221
Arcosa, Inc. ...................... 6,088 420,498
Argan, Inc. ....................... 1,172 53,607
Bowman Consulting Group Ltd.
(a)
........ 2,417 64,220
Comfort Systems USA, Inc. ............ 8,015 1,457,528
Construction Partners, Inc., Class A
(a)
..... 9,760 375,272
Dycom Industries, Inc.
(a)
.............. 6,538 556,907
Fluor Corp.
(a)
...................... 20,775 691,600
Granite Construction, Inc. ............. 4,404 178,274
IES Holdings, Inc.
(a)
................. 1,189 73,992
MasTec, Inc.
(a)(b)
.................... 8,962 532,701
MYR Group, Inc.
(a)(b)
................. 3,759 435,405
Primoris Services Corp. .............. 4,787 143,897
Sterling Infrastructure, Inc.
(a)
........... 3,364 245,067
Valmont Industries, Inc. ............... 4,712 927,840
7,122,472
Construction Materials — 0.4%
Eagle Materials, Inc. ................. 3,523 542,225
Summit Materials, Inc., Class A
(a)
........ 26,661 877,147
United States Lime & Minerals, Inc. ....... 460 91,075
1,510,447
Consumer Finance — 0.9%
FirstCash Holdings, Inc. .............. 8,310 905,125
LendingClub Corp.
(a)
................. 24,248 125,847
Nelnet, Inc., Class A ................. 1,593 135,103
NerdWallet, Inc., Class A
(a)
............. 8,905 95,996
SoFi Technologies, Inc.
(a)(b)
............ 213,062 1,608,618
Security
Shares
Shares Value
Consumer Finance (continued)
Upstart Holdings, Inc.
(a)(b)
.............. 16,233 $ 390,079
3,260,768
Consumer Staples Distribution & Retail — 0.2%
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 3,554 67,632
Grocery Outlet Holding Corp.
(a)(b)
......... 14,490 400,938
Ingles Markets, Inc., Class A ........... 1,376 110,383
PriceSmart, Inc. .................... 2,638 164,849
Weis Markets, Inc. .................. 1,262 82,156
825,958
Containers & Packaging — 0.7%
AptarGroup, Inc. ................... 9,116 1,114,613
Graphic Packaging Holding Co. ......... 68,760 1,479,028
Myers Industries, Inc. ................ 4,974 83,414
2,677,055
Diversified Consumer Services — 1.6%
Adtalem Global Education, Inc.
(a)
........ 5,669 293,654
Bright Horizons Family Solutions, Inc.
(a)(b)
... 12,954 959,373
Carriage Services, Inc. ............... 1,280 27,648
Chegg, Inc.
(a)
...................... 25,726 193,717
Coursera, Inc.
(a)
.................... 23,251 403,172
Duolingo, Inc., Class A
(a)(b)
............. 7,934 1,158,761
European Wax Center, Inc., Class A
(a)
..... 3,857 56,968
Grand Canyon Education, Inc.
(a)
......... 6,655 787,486
H&R Block, Inc. .................... 17,387 713,736
Laureate Education, Inc. .............. 16,143 228,262
Mister Car Wash, Inc.
(a)
............... 12,362 64,283
OneSpaWorld Holdings Ltd.
(a)
.......... 19,522 204,591
Rover Group, Inc., Class A
(a)
........... 25,331 163,385
Strategic Education, Inc.
(b)
............. 3,018 248,412
Stride, Inc.
(a)(b)
..................... 5,630 309,537
Udemy, Inc.
(a)
..................... 19,116 170,706
WW International, Inc.
(a)(b)
............. 7,870 61,543
6,045,234
Diversified REITs — 0.2%
Alexander & Baldwin, Inc. ............. 7,553 119,338
American Assets Trust, Inc. ............ 4,305 76,414
Broadstone Net Lease, Inc. ............ 22,513 318,559
Essential Properties Realty Trust, Inc. ..... 16,992 372,974
887,285
Diversified Telecommunication Services — 0.5%
Anterix, Inc.
(a)(b)
.................... 4,269 130,162
Cogent Communications Holdings, Inc. .... 5,222 339,325
Globalstar, Inc.
(a)(b)
.................. 160,377 226,132
IDT Corp., Class B
(a)
................. 4,616 129,479
Iridium Communications, Inc. ........... 28,049 1,039,215
Liberty Latin America Ltd., Class A
(a)
...... 4,571 31,220
Liberty Latin America Ltd., Class C, NVS
(a)
.. 16,209 111,032
2,006,565
Electric Utilities — 0.3%
IDACORP, Inc. .................... 4,553 431,215
MGE Energy, Inc. ................... 4,112 294,542
Otter Tail Corp. .................... 5,298 407,628
1,133,385
Electrical Equipment — 2.9%
Acuity Brands, Inc. .................. 3,315 536,931
Allient, Inc. ....................... 3,278 90,473
Amprius Technologies, Inc.
(a)(b)
.......... 4,155 12,091
Array Technologies, Inc.
(a)
............. 31,892 552,688
Atkore, Inc.
(a)
...................... 3,053 379,427
Babcock & Wilcox Enterprises, Inc.
(a)
...... 8,804 23,155

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Blink Charging Co.
(a)(b)
................ 6,086 $ 14,485
Bloom Energy Corp., Class A
(a)(b)
........ 47,094 489,778
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 66,212 168,178
Encore Wire Corp.
(b)
................. 1,522 272,179
EnerSys ......................... 5,638 482,500
Enovix Corp.
(a)(b)
.................... 29,652 264,199
Fluence Energy, Inc., Class A
(a)(b)
........ 8,989 155,689
FuelCell Energy, Inc.
(a)(b)
.............. 92,019 100,301
Generac Holdings, Inc.
(a)
.............. 6,195 520,814
NEXTracker, Inc., Class A
(a)(b)
........... 11,044 383,889
NuScale Power Corp., Class A
(a)(b)
........ 10,298 34,807
nVent Electric plc ................... 20,554 989,264
Plug Power, Inc.
(a)(b)
................. 121,483 715,535
Powell Industries, Inc. ................ 1,298 99,492
Preformed Line Products Co. ........... 398 53,869
Sensata Technologies Holding plc ........ 16,220 517,094
Shoals Technologies Group, Inc., Class A
(a)
. 38,175 586,368
Stem, Inc.
(a)(b)
..................... 33,800 114,244
SunPower Corp.
(a)(b)
................. 19,444 83,026
Thermon Group Holdings, Inc.
(a)
......... 2,950 78,736
TPI Composites, Inc.
(a)
............... 5,455 12,601
Vertiv Holdings Co., Class A ........... 78,464 3,081,280
Vicor Corp.
(a)(b)
..................... 5,006 193,932
11,007,025
Electronic Equipment, Instruments & Components — 2.4%
Advanced Energy Industries, Inc. ........ 5,218 455,323
Badger Meter, Inc. .................. 6,567 909,858
Bel Fuse, Inc., Class B, NVS ........... 1,348 73,035
Belden, Inc. ...................... 6,179 438,091
Benchmark Electronics, Inc. ........... 3,094 74,906
CTS Corp. ....................... 6,988 261,421
Evolv Technologies Holdings, Inc., Class A
(a)(b)
17,397 73,937
Fabrinet
(a)
........................ 8,139 1,261,545
FARO Technologies, Inc.
(a)
............. 2,585 33,269
Insight Enterprises, Inc.
(a)(b)
............ 2,483 355,814
IPG Photonics Corp.
(a)
............... 2,925 251,258
Itron, Inc.
(a)
....................... 10,148 581,277
Knowles Corp.
(a)
................... 7,379 95,853
Lightwave Logic, Inc.
(a)(b)
.............. 25,946 117,535
Littelfuse, Inc. ..................... 5,585 1,210,102
Methode Electronics, Inc. ............. 3,462 79,176
Mirion Technologies, Inc., Class A
(a)(b)
..... 21,098 146,209
Napco Security Technologies, Inc. ....... 6,599 121,224
nLight, Inc.
(a)
...................... 4,613 38,426
Novanta, Inc.
(a)
.................... 8,023 1,059,517
OSI Systems, Inc.
(a)
................. 2,102 219,176
PAR Technology Corp.
(a)
.............. 6,222 181,620
PC Connection, Inc. ................. 843 45,168
Plexus Corp.
(a)
..................... 3,959 389,249
Rogers Corp.
(a)
.................... 3,768 463,050
SmartRent, Inc., Class A
(a)
............. 41,257 99,429
TTM Technologies, Inc.
(a)
.............. 7,052 81,027
Vishay Precision Group, Inc.
(a)
.......... 2,041 61,067
9,177,562
Energy Equipment & Services — 2.1%
Cactus, Inc., Class A ................ 14,491 680,208
ChampionX Corp. .................. 44,167 1,360,344
Core Laboratories, Inc. ............... 10,416 223,111
Diamond Offshore Drilling, Inc.
(a)
......... 13,726 170,340
Dril-Quip, Inc.
(a)
.................... 7,775 168,406
Helix Energy Solutions Group, Inc.
(a)
...... 21,334 209,073
Liberty Energy, Inc., Class A ........... 19,045 375,186
Nabors Industries Ltd.
(a)
.............. 1,157 112,969
Security
Shares
Shares Value
Energy Equipment & Services (continued)
NOV, Inc. ........................ 48,687 $ 971,792
Oceaneering International, Inc.
(a)(b)
....... 22,642 497,898
Oil States International, Inc.
(a)
........... 7,300 52,998
Patterson-UTI Energy, Inc. ............ 31,481 399,809
ProFrac Holding Corp., Class A
(a)
........ 1,994 18,783
RPC, Inc. ........................ 11,207 93,242
Select Water Solutions, Inc., Class A ...... 9,770 72,689
Tidewater, Inc.
(a)(b)
.................. 6,466 441,951
Valaris Ltd.
(a)
...................... 5,247 346,512
Weatherford International plc
(a)
.......... 16,155 1,503,869
7,699,180
Entertainment — 1.7%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
5,765 61,570
Atlanta Braves Holdings, Inc., Class A
(a)
.... 2,394 90,756
Atlanta Braves Holdings, Inc., Class C, NVS
(a)
8,655 301,021
Cinemark Holdings, Inc.
(a)
............. 9,833 162,146
Endeavor Group Holdings, Inc., Class A .... 42,209 960,677
IMAX Corp.
(a)
..................... 9,995 182,009
Madison Square Garden Entertainment Corp.
(a)
9,485 289,103
Madison Square Garden Sports Corp.
(a)
.... 3,739 628,675
Marcus Corp. (The) ................. 5,585 86,791
Playstudios, Inc., Class A
(a)(b)
........... 13,921 39,396
Reservoir Media, Inc.
(a)
............... 7,739 43,571
Roku, Inc., Class A
(a)(b)
............... 27,826 1,657,595
TKO Group Holdings, Inc. ............. 11,738 962,281
Vivid Seats, Inc., Class A
(a)
............ 8,170 48,040
Warner Music Group Corp., Class A ...... 31,013 970,707
6,484,338
Financial Services — 1.8%
AvidXchange Holdings, Inc.
(a)(b)
.......... 37,878 327,266
Cantaloupe, Inc.
(a)
.................. 12,674 83,395
Cass Information Systems, Inc. ......... 1,109 41,931
Euronet Worldwide, Inc.
(a)
............. 10,586 813,428
EVERTEC, Inc. .................... 8,146 258,880
Flywire Corp.
(a)
.................... 23,642 635,733
I3 Verticals, Inc., Class A
(a)
............. 2,910 54,563
International Money Express, Inc.
(a)
....... 7,904 126,148
Marqeta, Inc., Class A
(a)
.............. 97,315 503,119
Merchants Bancorp ................. 2,897 86,591
NMI Holdings, Inc., Class A
(a)
........... 8,279 226,431
Payoneer Global, Inc.
(a)
............... 42,994 248,935
Remitly Global, Inc.
(a)(b)
............... 29,684 799,390
Repay Holdings Corp., Class A
(a)
........ 9,288 55,635
Shift4 Payments, Inc., Class A
(a)
......... 12,677 564,380
Toast, Inc., Class A
(a)(b)
............... 81,088 1,296,597
Voya Financial, Inc. ................. 8,523 569,081
6,691,503
Food Products — 1.5%
Beyond Meat, Inc.
(a)(b)
................ 14,617 87,263
Calavo Growers, Inc. ................ 1,951 49,438
Cal-Maine Foods, Inc. ................ 2,925 132,532
Fresh Del Monte Produce, Inc. .......... 2,378 59,450
Freshpet, Inc.
(a)
.................... 10,823 621,240
Hostess Brands, Inc., Class A
(a)
......... 29,774 994,452
Ingredion, Inc. ..................... 7,826 732,357
J & J Snack Foods Corp. .............. 2,339 366,311
John B Sanfilippo & Son, Inc. ........... 1,028 105,123
Lancaster Colony Corp. .............. 2,763 467,417
Mission Produce, Inc.
(a)
............... 6,764 63,649
Post Holdings, Inc.
(a)(b)
................ 5,403 433,753
Seaboard Corp. .................... 18 63,125
Simply Good Foods Co. (The)
(a)(b)
........ 20,324 757,882
Sovos Brands, Inc.
(a)
................. 7,605 165,105

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Tootsie Roll Industries, Inc. ............ 3,890 $ 121,018
Utz Brands, Inc., Class A .............. 8,903 108,528
Vital Farms, Inc.
(a)
.................. 6,109 67,565
Westrock Coffee Co.
(a)(b)
.............. 6,452 53,164
5,449,372
Gas Utilities — 0.2%
Chesapeake Utilities Corp. ............ 2,426 214,968
New Jersey Resources Corp. ........... 10,961 444,797
659,765
Ground Transportation — 1.1%
Heartland Express, Inc. ............... 4,765 55,560
Hertz Global Holdings, Inc.
(a)
........... 13,052 110,028
Landstar System, Inc. ................ 4,554 750,408
Lyft, Inc., Class A
(a)
.................. 34,139 313,055
Marten Transport Ltd. ................ 12,883 226,483
PAM Transportation Services, Inc.
(a)
...... 612 10,569
RXO, Inc.
(a)
....................... 10,214 178,847
Ryder System, Inc. .................. 4,485 437,467
Saia, Inc.
(a)
....................... 5,945 2,131,223
4,213,640
Health Care Equipment & Supplies — 4.0%
Alphatec Holdings, Inc.
(a)(b)
............. 18,276 167,774
AtriCure, Inc.
(a)
.................... 10,570 366,145
Atrion Corp. ...................... 160 54,717
Avanos Medical, Inc.
(a)
............... 6,280 115,301
Axonics, Inc.
(a)(b)
.................... 11,323 579,851
Cerus Corp.
(a)(b)
.................... 42,300 59,220
CONMED Corp. .................... 6,898 672,279
Cutera, Inc.
(a)(b)
.................... 2,481 7,716
Envista Holdings Corp.
(a)(b)
............. 19,661 457,511
Establishment Labs Holdings, Inc.
(a)(b)
..... 5,111 149,650
Glaukos Corp.
(a)(b)
................... 10,906 743,789
Globus Medical, Inc., Class A
(a)(b)
........ 26,296 1,201,990
Haemonetics Corp.
(a)
................ 11,353 967,616
ICU Medical, Inc.
(a)(b)
................. 4,528 444,016
Inari Medical, Inc.
(a)
................. 11,380 690,880
Inspire Medical Systems, Inc.
(a)
......... 6,569 966,694
Integer Holdings Corp.
(a)(b)
............. 4,065 329,956
Integra LifeSciences Holdings Corp.
(a)
..... 9,401 338,060
iRadimed Corp. .................... 1,633 66,528
iRhythm Technologies, Inc.
(a)
........... 6,872 539,589
Lantheus Holdings, Inc.
(a)(b)
............ 15,333 990,512
LeMaitre Vascular, Inc. ............... 4,418 214,626
LivaNova plc
(a)
..................... 12,102 593,603
Merit Medical Systems, Inc.
(a)
........... 12,920 888,121
Neogen Corp.
(a)(b)
................... 25,154 374,543
Nevro Corp.
(a)
..................... 8,127 117,273
Novocure Ltd.
(a)
.................... 21,920 291,536
Omnicell, Inc.
(a)
.................... 10,181 361,833
OraSure Technologies, Inc.
(a)
........... 10,088 52,054
Orthofix Medical, Inc.
(a)
............... 3,345 36,929
OrthoPediatrics Corp.
(a)
............... 3,495 85,488
Outset Medical, Inc.
(a)
................ 6,554 23,201
Paragon 28, Inc.
(a)
.................. 8,292 71,560
PROCEPT BioRobotics Corp.
(a)(b)
........ 9,900 265,221
Pulmonx Corp.
(a)
................... 8,806 77,405
RxSight, Inc.
(a)
..................... 5,010 110,921
SI-BONE, Inc.
(a)
.................... 8,160 138,802
Sight Sciences, Inc.
(a)
................ 6,874 10,895
Silk Road Medical, Inc.
(a)(b)
............. 8,784 65,968
STAAR Surgical Co.
(a)
................ 10,823 452,618
Tandem Diabetes Care, Inc.
(a)
.......... 14,512 251,057
TransMedics Group, Inc.
(a)(b)
............ 7,282 272,929
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Treace Medical Concepts, Inc.
(a)
......... 9,611 $ 96,398
UFP Technologies, Inc.
(a)
.............. 1,582 246,665
Varex Imaging Corp.
(a)
............... 5,556 100,286
Zynex, Inc.
(a)
...................... 4,820 42,802
15,152,528
Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc.
(a)
........... 20,651 1,518,055
Accolade, Inc.
(a)
.................... 9,573 62,224
AdaptHealth Corp.
(a)
................. 8,504 62,334
Addus HomeCare Corp.
(a)
............. 3,613 285,066
Agiliti, Inc.
(a)
...................... 7,614 42,867
Alignment Healthcare, Inc.
(a)
........... 21,862 150,410
Amedisys, Inc.
(a)(b)
.................. 3,955 361,843
Apollo Medical Holdings, Inc.
(a)
.......... 9,415 293,842
Castle Biosciences, Inc.
(a)
............. 6,151 96,079
CorVel Corp.
(a)
..................... 2,028 393,310
DocGo, Inc.
(a)
..................... 19,674 116,863
Encompass Health Corp. ............. 9,776 611,587
Ensign Group, Inc. (The) .............. 12,578 1,215,035
Guardant Health, Inc.
(a)
............... 26,377 682,637
HealthEquity, Inc.
(a)
.................. 19,170 1,374,106
Hims & Hers Health, Inc., Class A
(a)
....... 32,553 194,667
LifeStance Health Group, Inc.
(a)(b)
........ 20,241 118,005
ModivCare, Inc.
(a)
................... 956 40,381
National HealthCare Corp. ............. 1,241 83,594
National Research Corp. .............. 3,273 138,317
Option Care Health, Inc.
(a)
............. 40,306 1,117,685
Pennant Group, Inc. (The)
(a)
............ 4,402 47,850
Premier, Inc., Class A ................ 8,140 156,451
Privia Health Group, Inc.
(a)(b)
............ 22,953 482,472
Progyny, Inc.
(a)
..................... 18,523 571,620
R1 RCM, Inc.
(a)
.................... 44,223 521,389
RadNet, Inc.
(a)
..................... 13,451 362,639
Select Medical Holdings Corp. .......... 14,368 326,585
Surgery Partners, Inc.
(a)(b)
............. 14,672 339,363
US Physical Therapy, Inc. ............. 3,374 283,787
12,051,063
Health Care REITs — 0.1%
Community Healthcare Trust, Inc. ........ 3,005 86,153
Global Medical REIT, Inc. ............. 6,442 55,788
Physicians Realty Trust ............... 17,827 193,601
Universal Health Realty Income Trust ..... 1,417 54,470
390,012
Health Care Technology — 0.7%
Certara, Inc.
(a)
..................... 24,166 294,584
Definitive Healthcare Corp., Class A
(a)
..... 10,321 59,449
Doximity, Inc., Class A
(a)(b)
............. 28,185 575,820
Evolent Health, Inc., Class A
(a)(b)
......... 25,065 612,338
Health Catalyst, Inc.
(a)
................ 5,395 40,409
HealthStream, Inc. .................. 5,491 139,471
Phreesia, Inc.
(a)
.................... 11,399 155,710
Schrodinger, Inc.
(a)(b)
................. 12,255 265,933
Simulations Plus, Inc.
(b)
............... 3,580 126,267
Teladoc Health, Inc.
(a)(b)
............... 15,006 248,199
2,518,180
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc. ............ 47,849 750,272
Chatham Lodging Trust ............... 11,080 102,490
DiamondRock Hospitality Co. ........... 46,769 361,524
Pebblebrook Hotel Trust
(b)
............. 12,674 151,201
RLJ Lodging Trust .................. 35,131 330,232
Ryman Hospitality Properties, Inc. ....... 7,264 621,798

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotel & Resort REITs (continued)
Sunstone Hotel Investors, Inc. .......... 23,622 $ 219,685
Xenia Hotels & Resorts, Inc. ........... 23,922 278,213
2,815,415
Hotels, Restaurants & Leisure — 3.4%
Bally's Corp.
(a)(b)
.................... 3,372 30,753
BJ's Restaurants, Inc.
(a)
............... 5,349 137,576
Bowlero Corp., Class A
(a)(b)
............. 10,302 103,947
Boyd Gaming Corp. ................. 6,097 336,859
Choice Hotels International, Inc.
(b)
........ 5,621 621,121
Chuy's Holdings, Inc.
(a)
............... 2,768 93,171
Dave & Buster's Entertainment, Inc.
(a)
..... 2,549 89,062
Denny's Corp.
(a)
.................... 5,449 46,970
Dutch Bros, Inc., Class A
(a)
............ 11,617 282,758
Everi Holdings, Inc.
(a)
................ 19,631 211,819
First Watch Restaurant Group, Inc.
(a)
...... 5,306 88,663
Global Business Travel Group I
(a)
........ 10,379 51,169
Hilton Grand Vacations, Inc.
(a)
.......... 9,839 353,712
Hyatt Hotels Corp., Class A ............ 10,314 1,056,566
Jack in the Box, Inc. ................. 3,150 199,017
Krispy Kreme, Inc. .................. 18,765 242,632
Kura Sushi USA, Inc., Class A
(a)(b)
........ 1,241 70,911
Life Time Group Holdings, Inc.
(a)
......... 13,399 158,376
Light & Wonder, Inc., Class A
(a)
.......... 13,349 975,945
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 8,424 52,397
Marriott Vacations Worldwide Corp. ....... 5,080 456,489
Monarch Casino & Resort, Inc. .......... 3,048 183,459
Papa John's International, Inc. .......... 3,820 248,376
Penn Entertainment, Inc.
(a)(b)
........... 16,811 331,681
Planet Fitness, Inc., Class A
(a)(b)
......... 18,952 1,047,477
Portillo's, Inc., Class A
(a)(b)
............. 10,692 159,845
RCI Hospitality Holdings, Inc. ........... 1,930 105,204
Red Rock Resorts, Inc., Class A ......... 4,874 192,767
SeaWorld Entertainment, Inc.
(a)
......... 2,451 105,589
Shake Shack, Inc., Class A
(a)
........... 8,430 472,417
Sweetgreen, Inc., Class A
(a)(b)
........... 20,265 209,337
Target Hospitality Corp.
(a)
............. 3,912 53,712
Texas Roadhouse, Inc. ............... 15,015 1,524,623
Wendy's Co. (The) .................. 21,738 413,457
Wingstop, Inc. ..................... 6,718 1,227,849
Wyndham Hotels & Resorts, Inc. ........ 8,290 600,196
Xponential Fitness, Inc., Class A
(a)
....... 5,740 81,910
12,617,812
Household Durables — 1.8%
Cavco Industries, Inc.
(a)
............... 1,806 450,615
Century Communities, Inc. ............ 3,565 219,247
Cricut, Inc., Class A ................. 5,439 46,395
GoPro, Inc., Class A
(a)
................ 11,464 28,775
Installed Building Products, Inc. ......... 5,289 590,623
iRobot Corp.
(a)
..................... 2,490 81,996
Legacy Housing Corp.
(a)
.............. 823 15,234
Leggett & Platt, Inc. ................. 11,258 263,775
Lovesac Co. (The)
(a)(b)
................ 2,118 34,862
Meritage Homes Corp. ............... 3,800 433,276
Skyline Champion Corp.
(a)(b)
............ 11,918 698,752
Sonos, Inc.
(a)
...................... 19,311 208,173
Taylor Morrison Home Corp.
(a)
.......... 10,517 403,011
Tempur Sealy International, Inc. ......... 22,900 914,397
Toll Brothers, Inc. ................... 8,423 595,590
TopBuild Corp.
(a)
................... 7,116 1,627,856
TRI Pointe Homes, Inc.
(a)
.............. 7,405 185,569
Vizio Holding Corp., Class A
(a)(b)
......... 22,242 113,212
6,911,358
Security
Shares
Shares Value
Household Products — 0.2%
Energizer Holdings, Inc. .............. 10,432 $ 329,443
WD-40 Co.
(b)
...................... 2,103 444,574
774,017
Independent Power and Renewable Electricity Producers — 0.5%
Altus Power, Inc., Class A
(a)
............ 13,471 71,531
Clearway Energy, Inc., Class A .......... 7,861 160,128
Clearway Energy, Inc., Class C ......... 18,380 399,030
Montauk Renewables, Inc.
(a)
........... 14,346 144,321
Ormat Technologies, Inc. .............. 12,044 741,188
Sunnova Energy International, Inc.
(a)(b)
..... 22,906 209,132
1,725,330
Industrial REITs — 1.3%
EastGroup Properties, Inc. ............ 10,179 1,661,722
First Industrial Realty Trust, Inc. ......... 29,595 1,251,869
Innovative Industrial Properties, Inc. ...... 2,508 180,150
LXP Industrial Trust ................. 23,801 188,266
Plymouth Industrial REIT, Inc. .......... 3,761 74,994
STAG Industrial, Inc. ................ 18,438 612,510
Terreno Realty Corp. ................ 18,791 1,001,184
4,970,695
Insurance — 1.4%
BRP Group, Inc., Class A
(a)(b)
........... 14,225 297,729
Goosehead Insurance, Inc., Class A
(a)
..... 5,338 346,276
Hagerty, Inc., Class A
(a)
............... 5,274 40,715
Hanover Insurance Group, Inc. (The) ..... 3,767 441,530
HCI Group, Inc. .................... 801 47,235
Hippo Holdings, Inc.
(a)
................ 3,551 25,567
Lemonade, Inc.
(a)(b)
.................. 7,666 83,866
Oscar Health, Inc., Class A
(a)
........... 31,197 159,729
Palomar Holdings, Inc.
(a)
.............. 5,514 276,141
Primerica, Inc. ..................... 4,012 766,934
RLI Corp. ........................ 8,995 1,198,494
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 22,441 969,451
Skyward Specialty Insurance Group, Inc.
(a)
.. 6,052 170,364
Trupanion, Inc.
(a)(b)
.................. 3,783 77,930
White Mountains Insurance Group Ltd.
(b)
... 295 422,071
5,324,032
Interactive Media & Services — 0.6%
Bumble, Inc., Class A
(a)
............... 22,227 298,731
Cargurus, Inc., Class A
(a)
.............. 19,591 337,553
Cars.com, Inc.
(a)
.................... 6,654 101,340
Eventbrite, Inc., Class A
(a)(b)
............ 10,122 83,810
Grindr, Inc.
(a)
...................... 4,260 25,347
QuinStreet, Inc.
(a)
................... 11,915 134,759
Rumble, Inc., Class A
(a)(b)
.............. 16,911 75,930
Shutterstock, Inc. ................... 2,927 119,070
TripAdvisor, Inc.
(a)(b)
................. 24,019 354,521
Vimeo, Inc.
(a)
...................... 16,810 51,775
Yelp, Inc.
(a)
....................... 9,470 399,539
Ziff Davis, Inc.
(a)
.................... 3,365 203,448
ZipRecruiter, Inc., Class A
(a)(b)
........... 16,388 174,532
2,360,355
IT Services — 0.4%
BigBear.ai Holdings, Inc.
(a)(b)
............ 11,048 14,031
BigCommerce Holdings, Inc.
(a)(b)
......... 6,805 60,496
DigitalOcean Holdings, Inc.
(a)(b)
.......... 11,869 242,840
Fastly, Inc., Class A
(a)
................ 14,932 219,052
Grid Dynamics Holdings, Inc., Class A
(a)
.... 12,577 127,531
Hackett Group, Inc. (The) ............. 2,657 59,225
Perficient, Inc.
(a)(b)
................... 7,826 455,395
Squarespace, Inc., Class A
(a)
........... 9,984 283,645

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Thoughtworks Holding, Inc.
(a)(b)
.......... 20,551 $ 69,668
1,531,883
Leisure Products — 0.7%
Acushnet Holdings Corp.
(b)
............ 3,696 188,348
Brunswick Corp. ................... 6,610 459,197
Johnson Outdoors, Inc., Class A ......... 615 29,243
Mattel, Inc.
(a)
...................... 32,331 616,875
Polaris, Inc. ....................... 4,730 408,767
Smith & Wesson Brands, Inc. ........... 4,816 70,940
Solo Brands, Inc., Class A
(a)
............ 2,912 11,211
Topgolf Callaway Brands Corp.
(a)(b)
....... 32,041 391,541
YETI Holdings, Inc.
(a)(b)
............... 12,319 523,804
2,699,926
Life Sciences Tools & Services — 1.0%
10X Genomics, Inc., Class A
(a)(b)
......... 23,175 817,614
Adaptive Biotechnologies Corp.
(a)
........ 24,520 108,869
Azenta, Inc.
(a)
..................... 13,504 613,757
BioLife Solutions, Inc.
(a)
............... 5,473 55,277
CryoPort, Inc.
(a)
.................... 7,595 73,672
Cytek Biosciences, Inc.
(a)
.............. 7,955 33,491
Medpace Holdings, Inc.
(a)
............. 5,210 1,264,311
Mesa Laboratories, Inc. .............. 1,130 106,028
NanoString Technologies, Inc.
(a)(b)
........ 4,559 6,291
OmniAb, Inc.
(a)
..................... 21,256 96,715
OmniAb, Inc., 12.50 Earnout Shares, NVS
(a)(d)
1,386 —
OmniAb, Inc., 15.00 Earnout Shares, NVS
(a)(d)
1,386 —
Pacific Biosciences of California, Inc.
(a)(b)
... 52,447 324,122
Quanterix Corp.
(a)
................... 2,890 62,771
SomaLogic, Inc., Class A
(a)
............ 34,941 77,918
Sotera Health Co.
(a)
................. 22,073 279,444
3,920,280
Machinery — 4.6%
Alamo Group, Inc. .................. 2,325 372,697
Albany International Corp., Class A ....... 3,773 307,915
Barnes Group, Inc. .................. 5,008 104,116
Blue Bird Corp.
(a)
................... 3,842 69,963
Chart Industries, Inc.
(a)
............... 9,408 1,093,492
Columbus McKinnon Corp. ............ 3,043 93,025
Crane Co. ........................ 4,971 483,827
Desktop Metal, Inc., Class A
(a)(b)
......... 57,069 49,445
Donaldson Co., Inc. ................. 27,156 1,565,815
Douglas Dynamics, Inc. .............. 2,104 51,085
Energy Recovery, Inc.
(a)
.............. 12,581 191,231
Enerpac Tool Group Corp., Class A ....... 12,518 354,259
EnPro Industries, Inc. ................ 2,644 293,643
ESCO Technologies, Inc. ............. 5,759 559,890
Federal Signal Corp. ................ 13,605 789,634
Flowserve Corp. ................... 15,309 562,146
Franklin Electric Co., Inc. ............. 8,894 771,288
Gorman-Rupp Co. (The) .............. 3,488 103,070
Helios Technologies, Inc. .............. 7,366 380,970
Hillenbrand, Inc. ................... 9,261 352,196
Hillman Solutions Corp.
(a)
............. 17,112 112,255
ITT, Inc. ......................... 11,684 1,090,701
John Bean Technologies Corp. .......... 7,139 742,599
Kadant, Inc.
(b)
..................... 1,685 370,700
Lindsay Corp. ..................... 2,459 307,178
Manitowoc Co., Inc. (The)
(a)
............ 4,320 55,296
Mueller Industries, Inc. ............... 14,274 538,273
Mueller Water Products, Inc., Class A ..... 19,803 244,963
Omega Flex, Inc. ................... 713 52,099
Oshkosh Corp. .................... 6,983 612,619
Proto Labs, Inc.
(a)
................... 5,934 140,102
Security
Shares
Shares Value
Machinery (continued)
RBC Bearings, Inc.
(a)(b)
............... 6,511 $ 1,431,378
Shyft Group, Inc. (The) ............... 7,289 80,033
SPX Technologies, Inc.
(a)
.............. 10,221 818,907
Standex International Corp. ............ 1,595 228,994
Symbotic, Inc., Class A
(a)(b)
............. 3,627 123,427
Tennant Co. ...................... 2,314 171,745
Terex Corp. ....................... 9,367 429,009
Titan International, Inc.
(a)
.............. 5,700 64,752
Trinity Industries, Inc. ................ 18,256 380,272
Velo3D, Inc.
(a)(b)
.................... 20,633 27,236
Wabash National Corp. ............... 4,931 102,022
Watts Water Technologies, Inc., Class A .... 4,345 751,728
17,425,995
Marine Transportation — 0.3%
Eagle Bulk Shipping, Inc. ............. 547 22,318
Kirby Corp.
(a)
...................... 7,167 535,375
Matson, Inc. ...................... 4,422 384,935
942,628
Media — 0.7%
Boston Omaha Corp., Class A
(a)
......... 4,719 67,151
Cable One, Inc. .................... 357 196,304
EW Scripps Co. (The), Class A, NVS
(a)(b)
... 9,182 50,226
Gray Television, Inc. ................. 7,958 51,886
Integral Ad Science Holding Corp.
(a)
...... 12,238 140,492
Magnite, Inc.
(a)
..................... 27,352 181,617
New York Times Co. (The), Class A ....... 36,664 1,477,926
PubMatic, Inc., Class A
(a)
.............. 9,794 110,378
Scholastic Corp., NVS ............... 2,175 80,258
TechTarget, Inc.
(a)
................... 2,742 69,044
TEGNA, Inc. ...................... 21,516 312,197
WideOpenWest, Inc.
(a)
............... 6,131 43,162
2,780,641
Metals & Mining — 1.1%
Alpha Metallurgical Resources, Inc. ...... 1,512 332,580
Arch Resources, Inc., Class A .......... 2,157 325,340
ATI, Inc.
(a)(b)
....................... 28,682 1,083,319
Carpenter Technology Corp. ........... 10,834 679,508
Century Aluminum Co.
(a)
.............. 6,755 44,651
Compass Minerals International, Inc. ...... 3,224 79,439
Gatos Silver, Inc.
(a)(b)
................. 6,610 32,191
Haynes International, Inc. ............. 1,861 80,070
Hecla Mining Co. ................... 56,689 230,724
Ivanhoe Electric, Inc.
(a)
............... 9,316 95,396
Materion Corp. .................... 4,642 450,181
MP Materials Corp., Class A
(a)(b)
......... 32,107 526,555
Piedmont Lithium, Inc.
(a)(b)
............. 4,022 110,484
4,070,438
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ellington Financial, Inc. ............... 5,671 68,222
Franklin BSP Realty Trust, Inc. .......... 9,221 116,277
184,499
Office REITs — 0.1%
COPT Defense Properties ............. 17,061 388,991
Easterly Government Properties, Inc. ..... 9,838 105,857
494,848
Oil, Gas & Consumable Fuels — 2.0%
Centrus Energy Corp., Class A
(a)
......... 1,092 57,952
Clean Energy Fuels Corp.
(a)
............ 39,296 137,143
CNX Resources Corp.
(a)(b)
............. 18,430 400,300
Comstock Resources, Inc. ............. 10,597 133,522
CONSOL Energy, Inc. ................ 2,943 270,432

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Denbury, Inc.
(a)
.................... 11,458 $ 1,018,502
Enviva, Inc. ....................... 7,264 26,296
Green Plains, Inc.
(a)
................. 7,267 213,504
HighPeak Energy, Inc.
(b)
.............. 2,786 49,340
International Seaways, Inc. ............ 3,932 189,090
Kinetik Holdings, Inc., Class A .......... 1,576 55,853
Magnolia Oil & Gas Corp., Class A ....... 19,439 436,406
Matador Resources Co. .............. 9,670 596,542
New Fortress Energy, Inc., Class A ....... 14,764 447,349
NextDecade Corp.
(a)
................. 17,556 77,071
Northern Oil & Gas, Inc. .............. 9,582 367,374
Range Resources Corp. .............. 54,168 1,941,381
REX American Resources Corp.
(a)
....... 1,815 68,988
Riley Exploration Permian, Inc. .......... 572 18,104
SM Energy Co. .................... 12,830 517,306
Uranium Energy Corp.
(a)
.............. 84,223 501,127
Vertex Energy, Inc.
(a)(b)
............... 19,222 82,847
Vitesse Energy, Inc. ................. 2,521 59,722
7,666,151
Paper & Forest Products — 0.1%
Mercer International, Inc. .............. 6,592 52,340
Sylvamo Corp. .................... 3,375 149,513
201,853
Passenger Airlines — 0.3%
Allegiant Travel Co. ................. 3,373 224,709
Frontier Group Holdings, Inc.
(a)
.......... 8,713 29,537
Hawaiian Holdings, Inc.
(a)
............. 6,266 26,380
JetBlue Airways Corp.
(a)(b)
............. 27,467 103,276
Joby Aviation, Inc., Class A
(a)(b)
.......... 82,643 435,529
Sun Country Airlines Holdings, Inc.
(a)(b)
..... 8,996 117,128
936,559
Personal Care Products — 0.8%
Beauty Health Co. (The), Class A
(a)(b)
...... 18,381 74,443
BellRing Brands, Inc.
(a)
............... 29,455 1,288,067
elf Beauty, Inc.
(a)
................... 12,199 1,129,993
Inter Parfums, Inc. .................. 4,017 510,601
Medifast, Inc. ..................... 1,028 71,097
Olaplex Holdings, Inc.
(a)
.............. 8,758 12,436
USANA Health Sciences, Inc.
(a)
......... 1,540 70,147
3,156,784
Pharmaceuticals — 1.3%
Aclaris Therapeutics, Inc.
(a)
............ 12,381 61,657
Amphastar Pharmaceuticals, Inc.
(a)
....... 8,585 388,643
Amylyx Pharmaceuticals, Inc.
(a)
......... 9,148 149,204
ANI Pharmaceuticals, Inc.
(a)
............ 3,573 220,597
Arvinas, Inc.
(a)
..................... 11,931 192,328
Axsome Therapeutics, Inc.
(a)
........... 8,695 541,525
Cassava Sciences, Inc.
(a)(b)
............ 8,910 179,537
Corcept Therapeutics, Inc.
(a)
........... 10,756 302,028
Cymabay Therapeutics, Inc.
(a)
.......... 10,572 173,169
Evolus, Inc.
(a)(b)
.................... 9,789 74,396
Harmony Biosciences Holdings, Inc.
(a)
..... 7,498 176,503
Harrow, Inc.
(a)(b)
.................... 6,891 98,782
Intra-Cellular Therapies, Inc.
(a)
.......... 20,043 997,340
Ligand Pharmaceuticals, Inc.
(a)
.......... 3,634 190,022
Liquidia Corp.
(a)
.................... 10,863 70,718
Marinus Pharmaceuticals, Inc.
(a)
......... 11,290 78,353
Ocular Therapeutix, Inc.
(a)
............. 17,581 50,106
Pacira BioSciences, Inc.
(a)(b)
............ 10,362 292,830
Pliant Therapeutics, Inc.
(a)
............. 11,851 173,854
Revance Therapeutics, Inc.
(a)
........... 19,622 154,818
Security
Shares
Shares Value
Pharmaceuticals (continued)
Scilex Holding Co., (Acquired 01/06/23, cost
$157,754)
(a)(e)
................... 15,053 $ 27,906
SIGA Technologies, Inc. .............. 2,697 13,755
Supernus Pharmaceuticals, Inc.
(a)
........ 5,859 139,737
Tarsus Pharmaceuticals, Inc.
(a)(b)
......... 2,012 28,651
Theravance Biopharma, Inc.
(a)(b)
......... 4,128 38,968
Tilray Brands, Inc., Class 2
(a)(b)
.......... 90,136 162,245
Ventyx Biosciences, Inc.
(a)(b)
............ 4,214 60,766
5,038,438
Professional Services — 3.0%
Alight, Inc., Class A
(a)
................ 43,964 291,921
ASGN, Inc.
(a)
...................... 6,262 522,626
Barrett Business Services, Inc. .......... 793 72,528
CACI International, Inc., Class A
(a)
....... 1,939 629,710
CBIZ, Inc.
(a)
....................... 11,112 577,380
Clarivate plc
(a)(b)
.................... 44,970 286,909
CRA International, Inc. ............... 1,602 155,570
CSG Systems International, Inc. ......... 2,674 125,304
ExlService Holdings, Inc.
(a)
............ 37,158 970,195
Exponent, Inc. ..................... 11,398 835,359
First Advantage Corp. ................ 4,554 59,248
Forrester Research, Inc.
(a)
............. 1,113 25,822
Franklin Covey Co.
(a)
................ 2,532 99,786
FTI Consulting, Inc.
(a)
................ 7,635 1,620,605
Heidrick & Struggles International, Inc. .... 1,465 35,658
HireRight Holdings Corp.
(a)
............ 886 8,160
Huron Consulting Group, Inc.
(a)
.......... 4,240 421,286
ICF International, Inc. ................ 2,219 281,214
Insperity, Inc. ...................... 8,126 860,056
Kforce, Inc. ....................... 2,282 139,293
Korn Ferry ....................... 5,494 250,087
Legalzoom.com, Inc.
(a)
............... 23,893 238,213
Maximus, Inc. ..................... 7,341 548,520
NV5 Global, Inc.
(a)
.................. 2,842 268,143
Paycor HCM, Inc.
(a)(b)
................ 14,180 306,004
Planet Labs PBC, Class A
(a)
............ 42,072 90,876
Resources Connection, Inc. ............ 2,266 30,523
Sterling Check Corp.
(a)(b)
.............. 2,667 29,817
TriNet Group, Inc.
(a)
................. 2,923 300,338
Upwork, Inc.
(a)
..................... 27,843 290,959
Verra Mobility Corp., Class A
(a)
.......... 38,055 752,347
11,124,457
Real Estate Management & Development — 0.4%
DigitalBridge Group, Inc., Class A ........ 17,905 283,794
eXp World Holdings, Inc.
(b)
............. 17,132 227,342
Forestar Group, Inc.
(a)
................ 1,797 42,679
FRP Holdings, Inc.
(a)
................. 1,534 82,514
Howard Hughes Holdings, Inc.
(a)(b)
........ 4,816 319,445
Marcus & Millichap, Inc. .............. 2,632 75,538
St. Joe Co. (The) ................... 7,943 370,462
Tejon Ranch Co.
(a)
.................. 5,635 87,455
1,489,229
Residential REITs — 0.3%
Apartment Income REIT Corp. .......... 13,881 405,464
Apartment Investment & Management Co.,
Class A
(a)
...................... 13,501 79,116
Independence Realty Trust, Inc. ......... 25,285 313,281
NexPoint Residential Trust, Inc. ......... 2,597 70,093
Veris Residential, Inc. ................ 11,301 151,320
1,019,274

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs — 1.1%
Acadia Realty Trust ................. 9,242 $ 132,345
Agree Realty Corp. ................. 10,923 611,033
Brixmor Property Group, Inc. ........... 32,873 683,430
Getty Realty Corp. .................. 3,685 98,095
InvenTrust Properties Corp. ............ 5,933 148,918
Kite Realty Group Trust ............... 20,459 436,186
NETSTREIT Corp. .................. 14,952 213,066
Phillips Edison & Co., Inc. ............. 13,142 464,044
Retail Opportunity Investments Corp. ..... 9,806 115,122
SITE Centers Corp. ................. 16,155 188,367
Spirit Realty Capital, Inc. .............. 11,625 418,384
Tanger Factory Outlet Centers, Inc. ....... 10,272 231,634
Urban Edge Properties ............... 11,997 190,272
Whitestone REIT ................... 4,583 45,601
3,976,497
Semiconductors & Semiconductor Equipment — 3.6%
ACM Research, Inc., Class A
(a)
.......... 5,653 76,881
Aehr Test Systems
(a)
................. 5,819 137,096
Allegro MicroSystems, Inc.
(a)
........... 16,016 415,775
Ambarella, Inc.
(a)
................... 8,308 373,777
Amkor Technology, Inc. ............... 10,513 219,301
Axcelis Technologies, Inc.
(a)
............ 7,351 937,253
CEVA, Inc.
(a)
...................... 5,302 91,035
Cirrus Logic, Inc.
(a)
.................. 4,195 280,771
Cohu, Inc.
(a)
...................... 10,622 320,147
Credo Technology Group Holding Ltd.
(a)
.... 25,853 367,630
Diodes, Inc.
(a)
..................... 5,255 341,995
FormFactor, Inc.
(a)
.................. 17,435 590,698
Ichor Holdings Ltd.
(a)
................. 4,366 105,919
Impinj, Inc.
(a)
...................... 5,073 327,767
indie Semiconductor, Inc., Class A
(a)
...... 27,325 133,619
Kulicke & Soffa Industries, Inc. .......... 12,595 524,078
MACOM Technology Solutions Holdings, Inc.
(a)
12,088 852,688
Magnachip Semiconductor Corp.
(a)(b)
...... 4,537 33,528
MaxLinear, Inc.
(a)
................... 5,471 83,159
MKS Instruments, Inc. ............... 4,512 296,258
Navitas Semiconductor Corp.
(a)
......... 26,930 141,113
Onto Innovation, Inc.
(a)
............... 11,000 1,236,070
PDF Solutions, Inc.
(a)
................ 6,882 182,579
Power Integrations, Inc. .............. 5,621 389,704
Rambus, Inc.
(a)
.................... 24,492 1,330,650
Semtech Corp.
(a)
................... 8,954 124,998
Silicon Laboratories, Inc.
(a)
............. 7,141 658,257
SiTime Corp.
(a)(b)
................... 3,845 383,731
SkyWater Technology, Inc.
(a)
........... 4,230 20,854
Synaptics, Inc.
(a)
................... 4,267 356,977
Ultra Clean Holdings, Inc.
(a)
............ 6,260 149,364
Universal Display Corp. .............. 9,766 1,359,232
Veeco Instruments, Inc.
(a)
............. 7,032 168,346
Wolfspeed, Inc.
(a)
................... 13,772 466,045
13,477,295
Software — 11.3%
A10 Networks, Inc. .................. 15,536 168,876
ACI Worldwide, Inc.
(a)
................ 14,685 299,133
Agilysys, Inc.
(a)
.................... 4,582 393,090
Alarm.com Holdings, Inc.
(a)
............ 11,205 572,912
Alkami Technology, Inc.
(a)(b)
............ 8,924 160,186
Altair Engineering, Inc., Class A
(a)
........ 12,148 754,634
Alteryx, Inc., Class A
(a)
............... 8,847 283,192
Amplitude, Inc., Class A
(a)
............. 16,174 161,093
Appfolio, Inc., Class A
(a)
.............. 4,413 827,746
Appian Corp., Class A
(a)(b)
............. 9,380 370,135
AppLovin Corp., Class A
(a)(b)
............ 30,396 1,107,630
Security
Shares
Shares Value
Software (continued)
Asana, Inc., Class A
(a)
................ 17,580 $ 324,703
AvePoint, Inc., Class A
(a)
.............. 20,944 156,871
Blackbaud, Inc.
(a)
................... 6,153 402,406
BlackLine, Inc.
(a)
................... 11,360 557,776
Box, Inc., Class A
(a)(b)
................ 32,469 807,179
Braze, Inc., Class A
(a)
................ 10,534 448,538
C3.ai, Inc., Class A
(a)(b)
............... 20,507 500,371
CCC Intelligent Solutions Holdings, Inc.
(a)
... 27,631 297,586
Cerence, Inc.
(a)(b)
................... 6,190 94,769
Clear Secure, Inc., Class A ............ 18,773 315,762
Clearwater Analytics Holdings, Inc., Class A
(a)(b)
19,634 354,983
CommVault Systems, Inc.
(a)
............ 4,181 273,228
Confluent, Inc., Class A
(a)(b)
............ 47,518 1,373,745
Couchbase, Inc.
(a)
.................. 6,520 101,451
Digital Turbine, Inc.
(a)
................ 7,512 35,607
Dolby Laboratories, Inc., Class A ........ 13,366 1,081,844
Domo, Inc., Class B
(a)(b)
............... 6,878 56,124
DoubleVerify Holdings, Inc.
(a)
........... 28,155 783,554
Dropbox, Inc., Class A
(a)
.............. 32,184 846,439
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 39,095 112,985
Elastic NV
(a)
...................... 17,914 1,344,267
Enfusion, Inc., Class A
(a)(b)
............. 7,706 63,960
EngageSmart, Inc.
(a)
................. 10,078 228,267
Envestnet, Inc.
(a)
................... 10,329 382,173
Everbridge, Inc.
(a)
................... 9,271 191,075
EverCommerce, Inc.
(a)
............... 4,629 44,346
Expensify, Inc., Class A
(a)
............. 9,317 24,876
Five9, Inc.
(a)
...................... 16,182 936,452
Freshworks, Inc., Class A
(a)(b)
........... 35,696 640,386
Gitlab, Inc., Class A
(a)(b)
............... 17,920 775,578
Guidewire Software, Inc.
(a)
............. 10,526 948,708
HashiCorp, Inc., Class A
(a)
............. 22,585 444,699
Informatica, Inc., Class A
(a)
............ 4,355 83,529
Instructure Holdings, Inc.
(a)
............ 4,176 102,855
Intapp, Inc.
(a)
...................... 5,695 194,769
InterDigital, Inc. .................... 5,936 446,684
Jamf Holding Corp.
(a)
................ 11,697 187,854
JFrog Ltd.
(a)
....................... 17,595 395,712
LiveRamp Holdings, Inc.
(a)
............. 14,831 410,225
Marathon Digital Holdings, Inc.
(a)(b)
....... 39,350 346,673
Matterport, Inc., Class A
(a)
............. 15,719 32,067
MeridianLink, Inc.
(a)(b)
................ 4,760 78,159
MicroStrategy, Inc., Class A
(a)(b)
.......... 2,718 1,150,774
Mitek Systems, Inc.
(a)
................ 5,037 53,795
Model N, Inc.
(a)
.................... 7,736 186,438
N-able, Inc.
(a)
...................... 15,580 201,917
nCino, Inc.
(a)(b)
..................... 13,652 383,621
New Relic, Inc.
(a)
................... 12,133 1,051,567
Nutanix, Inc., Class A
(a)
............... 35,059 1,268,785
Olo, Inc., Class A
(a)
.................. 24,390 124,633
OneSpan, Inc.
(a)
.................... 8,074 63,785
PagerDuty, Inc.
(a)
................... 20,748 418,487
Pegasystems, Inc. .................. 9,481 405,218
PowerSchool Holdings, Inc., Class A
(a)(b)
... 12,768 254,339
Progress Software Corp. .............. 9,754 501,161
PROS Holdings, Inc.
(a)(b)
.............. 3,696 115,130
Q2 Holdings, Inc.
(a)
.................. 13,162 395,255
Qualys, Inc.
(a)(b)
.................... 8,227 1,258,320
Rapid7, Inc.
(a)
..................... 13,600 632,264
RingCentral, Inc., Class A
(a)(b)
........... 8,715 231,645
Riot Platforms, Inc.
(a)(b)
............... 39,668 387,953
Samsara, Inc., Class A
(a)(b)
............. 34,330 791,993
SEMrush Holdings, Inc., Class A
(a)
....... 6,645 53,692
SentinelOne, Inc., Class A
(a)
............ 53,508 836,330
Smartsheet, Inc., Class A
(a)
............ 29,961 1,184,658

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
SolarWinds Corp.
(a)
................. 4,834 $ 44,521
SoundHound AI, Inc., Class A
(a)(b)
........ 45,337 72,086
Sprinklr, Inc., Class A
(a)
............... 23,229 315,682
Sprout Social, Inc., Class A
(a)(b)
.......... 10,887 471,189
SPS Commerce, Inc.
(a)
............... 8,211 1,316,552
Tenable Holdings, Inc.
(a)
.............. 25,931 1,091,954
Teradata Corp.
(a)
................... 22,414 957,526
UiPath, Inc., Class A
(a)(b)
.............. 90,198 1,400,775
Varonis Systems, Inc.
(a)
............... 24,605 827,712
Verint Systems, Inc.
(a)(b)
............... 4,798 90,250
Vertex, Inc., Class A
(a)(b)
............... 9,407 227,743
Workiva, Inc., Class A
(a)
............... 10,612 924,199
Yext, Inc.
(a)
....................... 15,817 95,377
Zeta Global Holdings Corp., Class A
(a)(b)
.... 33,833 263,897
Zuora, Inc., Class A
(a)
................ 28,868 213,912
42,592,997
Specialized REITs — 0.5%
EPR Properties .................... 6,222 265,680
Farmland Partners, Inc. .............. 9,908 103,241
Four Corners Property Trust, Inc. ........ 10,271 218,772
Gladstone Land Corp. ............... 3,126 42,701
National Storage Affiliates Trust ......... 10,706 305,335
Outfront Media, Inc. ................. 18,765 183,147
PotlatchDeltic Corp. ................. 7,363 315,505
Rayonier, Inc. ..................... 15,072 380,417
Safehold, Inc.
(b)
.................... 4,726 76,892
1,891,690
Specialty Retail — 1.4%
Abercrombie & Fitch Co., Class A
(a)
....... 4,725 287,374
Academy Sports & Outdoors, Inc. ........ 8,563 383,965
Arko Corp. ....................... 6,016 45,421
Boot Barn Holdings, Inc.
(a)
............. 3,363 233,729
Camping World Holdings, Inc., Class A .... 5,042 84,453
Chewy, Inc., Class A
(a)(b)
.............. 26,148 505,441
EVgo, Inc., Class A
(a)(b)
............... 21,455 44,305
GameStop Corp., Class A
(a)(b)
........... 26,202 360,802
Monro, Inc.
(b)
...................... 4,332 107,520
Murphy USA, Inc. .................. 4,373 1,586,043
National Vision Holdings, Inc.
(a)
......... 8,105 125,952
Overstock.com, Inc.
(a)(b)
............... 3,287 51,277
Revolve Group, Inc., Class A
(a)(b)
......... 6,217 85,484
RH
(a)(b)
.......................... 2,201 479,730
Valvoline, Inc. ..................... 16,650 494,005
Warby Parker, Inc., Class A
(a)
........... 16,729 217,142
Winmark Corp. .................... 647 260,948
5,353,591
Technology Hardware, Storage & Peripherals — 1.1%
(a)
Avid Technology, Inc. ................ 3,223 87,085
Corsair Gaming, Inc. ................ 5,316 67,992
CPI Card Group, Inc. ................ 487 8,060
IonQ, Inc.
(b)
....................... 38,239 368,624
Pure Storage, Inc., Class A ............ 64,839 2,192,207
Super Micro Computer, Inc.
(b)
........... 5,769 1,381,502
4,105,470
Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co. ............. 5,019 370,402
Crocs, Inc.
(a)
...................... 9,489 847,558
Figs, Inc., Class A
(a)(b)
................ 27,244 150,114
Oxford Industries, Inc. ............... 1,170 98,748
Skechers USA, Inc., Class A
(a)
.......... 30,081 1,450,506
Steven Madden Ltd. ................. 5,669 185,887
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc. ............ 7,506 $ 60,423
3,163,638
Tobacco — 0.0%
Turning Point Brands, Inc. ............. 1,698 34,045
Trading Companies & Distributors — 1.9%
Alta Equipment Group, Inc., Class A ...... 3,431 31,531
Applied Industrial Technologies, Inc. ...... 8,660 1,329,397
Beacon Roofing Supply, Inc.
(a)(b)
......... 6,593 469,224
BlueLinx Holdings, Inc.
(a)
.............. 669 47,573
Core & Main, Inc., Class A
(a)(b)
.......... 23,590 709,587
Custom Truck One Source, Inc.
(a)
........ 13,959 80,543
Distribution Solutions Group, Inc.
(a)
....... 2,450 73,868
DXP Enterprises, Inc.
(a)
............... 1,489 48,541
FTAI Aviation Ltd. ................... 14,786 556,101
GATX Corp. ...................... 3,293 344,382
Global Industrial Co. ................. 1,583 50,577
H&E Equipment Services, Inc. .......... 3,581 145,818
Herc Holdings, Inc. .................. 3,539 377,930
McGrath RentCorp .................. 5,460 549,276
MSC Industrial Direct Co., Inc., Class A .... 4,729 448,073
Rush Enterprises, Inc., Class A ......... 7,051 250,875
Rush Enterprises, Inc., Class B ......... 1,026 41,491
SiteOne Landscape Supply, Inc.
(a)
........ 10,104 1,392,028
Titan Machinery, Inc.
(a)
............... 1,943 48,264
Transcat, Inc.
(a)
.................... 1,769 159,245
Xometry, Inc., Class A
(a)(b)
............. 9,101 132,420
7,286,744
Water Utilities — 0.4%
American States Water Co. ............ 5,258 410,387
Artesian Resources Corp., Class A, NVS ... 1,034 40,636
California Water Service Group ......... 6,672 324,793
Middlesex Water Co. ................ 3,960 251,579
SJW Group ....................... 4,001 249,982
York Water Co. (The) ................ 2,098 75,675
1,353,052
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)(b)
..................... 13,782 144,711
Shenandoah Telecommunications Co. ..... 6,518 154,216
298,927
Total Long-Term Investments — 99.7%
(Cost: $425,836,178) ............................. 375,193,262

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 14.4%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(h)
............ 53,584,390 $ 53,605,823
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 792,862 792,862
Total Short-Term Securities — 14.4%
(Cost: $54,364,230) .............................. 54,398,685
Total Investments — 114.1%
(Cost: $480,200,408 ) ............................. 429,591,947
Liabilities in Excess of Other Assets — (14.1)% ........... (53,235,685)
Net Assets — 100.0% ..............................
$ 376,356,262
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $27,906, representing less than 0.05% of its net assets as of period end, and an original cost of $157,754.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares ............... $ 62,391,598 $ — $ (8,791,748)
(a)
$ 4,788 $ 1,185 $ 53,605,823 53,584,390 $ 436,837
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 808,997 — (16,135)
(a)
— — 792,862 792,862 23,545 —
$ 4,788 $ 1,185 $ 54,398,685 $ 460,382 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 10 12/15/23 $ 834 $ (51,196)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 51,196 $ — $ — $ — $ 51,196
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 12,793 $ — $ — $ — $ 12,793
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (49,449) $ — $ — $ — $ (49,449)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,079,075

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 375,165,356 $ 27,906 $ — $ 375,193,262
Short-Term Securities
Money Market Funds ...................................... 54,398,685 — — 54,398,685
$ 429,564,041 $ 27,906 $ — $ 429,591,947
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (51,196) $ — $ — $ (51,196)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
October 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
AAR Corp.
(a)
...................... 6,814 $ 404,479
AerSale Corp.
(a)
.................... 5,801 88,697
BWX Technologies, Inc. .............. 8,669 643,933
Curtiss-Wright Corp. ................. 2,605 517,900
Ducommun, Inc.
(a)
.................. 1,177 56,308
Kaman Corp. ..................... 3,103 57,747
Mercury Systems, Inc.
(a)
.............. 10,464 376,495
Moog, Inc., Class A ................. 3,378 392,017
National Presto Industries, Inc. .......... 1,093 81,702
Parsons Corp.
(a)
.................... 3,612 204,259
Spirit AeroSystems Holdings, Inc., Class A
(a)
. 21,515 486,239
Triumph Group, Inc.
(a)
................ 8,420 62,813
V2X, Inc.
(a)
....................... 2,418 123,487
Woodward, Inc. .................... 6,317 787,730
4,283,806
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.
(a)(b)
..... 7,731 151,296
Forward Air Corp. .................. 1,955 125,921
GXO Logistics, Inc.
(a)
................ 11,540 582,885
Hub Group, Inc., Class A
(a)
............. 6,417 441,169
1,301,271
Automobile Components — 1.0%
Adient plc
(a)
....................... 6,228 209,821
American Axle & Manufacturing Holdings, Inc.
(a)
23,740 160,245
Autoliv, Inc. ....................... 7,389 677,202
Dana, Inc. ........................ 9,151 105,053
Garrett Motion, Inc.
(a)(b)
............... 30,644 216,347
Goodyear Tire & Rubber Co. (The)
(a)
...... 58,057 690,878
LCI Industries ..................... 2,940 318,961
Modine Manufacturing Co.
(a)
........... 4,962 195,999
Patrick Industries, Inc. ............... 4,296 322,844
QuantumScape Corp., Class A
(a)(b)
....... 21,885 114,240
Standard Motor Products, Inc. .......... 3,774 131,826
Stoneridge, Inc.
(a)
................... 5,709 92,885
3,236,301
Automobiles — 0.4%
Harley-Davidson, Inc. ................ 26,352 707,551
Thor Industries, Inc. ................. 5,529 486,165
Winnebago Industries, Inc. ............ 3,707 214,821
1,408,537
Banks — 13.6%
1st Source Corp. ................... 3,580 163,320
Amalgamated Financial Corp. .......... 3,911 71,337
Amerant Bancorp, Inc., Class A ......... 5,676 103,473
Ameris Bancorp .................... 13,410 500,193
Associated Banc-Corp. ............... 31,288 507,178
Atlantic Union Bankshares Corp. ........ 15,490 446,267
Axos Financial, Inc.
(a)(b)
............... 4,778 172,151
Banc of California, Inc. ............... 11,301 126,684
BancFirst Corp. .................... 1,535 124,504
Bank First Corp. ................... 1,086 85,761
Bank of Hawaii Corp. ................ 8,204 405,196
Bank OZK ....................... 21,506 770,130
BankUnited, Inc. ................... 15,412 336,136
Banner Corp. ..................... 7,225 304,967
Berkshire Hills Bancorp, Inc. ........... 9,149 179,412
BOK Financial Corp. ................. 5,713 374,316
Brookline Bancorp, Inc. ............... 17,625 143,468
Byline Bancorp, Inc. ................. 6,072 115,186
Cadence Bank .................... 37,801 800,625
Cambridge Bancorp ................. 1,530 82,176
Security
Shares
Shares Value
Banks (continued)
Camden National Corp. .............. 3,119 $ 90,950
Capital City Bank Group, Inc. ........... 1,787 51,055
Capitol Federal Financial, Inc. .......... 25,991 135,153
Cathay General Bancorp .............. 15,239 516,755
Central Pacific Financial Corp. .......... 3,937 62,126
City Holding Co. ................... 1,945 176,567
CNB Financial Corp. ................. 4,716 85,737
Coastal Financial Corp.
(a)
............. 1,354 50,328
Columbia Banking System, Inc. ......... 42,564 837,234
Columbia Financial, Inc.
(a)
............. 2,957 47,608
Comerica, Inc. ..................... 26,925 1,060,845
Commerce Bancshares, Inc. ........... 23,166 1,016,061
Community Bank System, Inc. .......... 11,044 441,208
Community Trust Bancorp, Inc. ......... 3,231 121,356
ConnectOne Bancorp, Inc. ............ 7,594 123,706
CrossFirst Bankshares, Inc.
(a)
........... 6,402 67,733
Cullen/Frost Bankers, Inc. ............. 8,395 763,861
Customers Bancorp, Inc.
(a)(b)
........... 5,801 233,258
CVB Financial Corp. ................. 26,983 421,474
Dime Community Bancshares, Inc. ....... 7,154 131,562
Eagle Bancorp, Inc. ................. 6,181 120,406
Eastern Bankshares, Inc. ............. 31,959 351,869
Enterprise Financial Services Corp. ...... 7,687 267,277
Farmers National Banc Corp. ........... 7,162 80,859
FB Financial Corp. .................. 7,175 210,730
First Bancorp ..................... 44,254 724,393
First Bancshares, Inc. (The) ............ 5,942 143,915
First Busey Corp. ................... 10,814 214,766
First Commonwealth Financial Corp. ...... 21,255 258,886
First Financial Bancorp ............... 19,821 366,689
First Financial Bankshares, Inc. ......... 16,893 406,277
First Financial Corp. ................. 2,323 79,934
First Hawaiian, Inc. ................. 26,245 470,573
First Interstate BancSystem, Inc., Class A .. 17,013 392,490
First Merchants Corp. ................ 12,355 337,415
First Mid Bancshares, Inc. ............. 4,078 111,411
FNB Corp. ....................... 74,217 793,380
Fulton Financial Corp. ................ 34,185 444,063
German American Bancorp, Inc. ......... 4,100 112,053
Glacier Bancorp, Inc. ................ 22,671 684,438
Great Southern Bancorp, Inc. ........... 1,901 94,518
Hancock Whitney Corp. .............. 17,623 606,760
Hanmi Financial Corp. ............... 6,196 90,957
HarborOne Bancorp, Inc. ............. 8,534 83,975
HBT Financial, Inc. .................. 2,812 50,616
Heartland Financial USA, Inc. .......... 8,073 221,200
Heritage Commerce Corp. ............. 13,040 106,667
Heritage Financial Corp. .............. 7,698 125,246
Hilltop Holdings, Inc. ................. 9,524 263,053
Hingham Institution for Savings (The) ..... 372 55,272
Home BancShares, Inc. .............. 38,612 789,615
Hope Bancorp, Inc. ................. 25,728 225,377
Horizon Bancorp, Inc. ................ 8,431 80,010
Independent Bank Corp. .............. 9,130 445,544
Independent Bank Group, Inc. .......... 7,386 261,095
International Bancshares Corp. ......... 10,920 478,624
Kearny Financial Corp. ............... 13,571 94,183
Lakeland Bancorp, Inc. ............... 13,920 157,018
Lakeland Financial Corp. .............. 3,469 170,848
Luther Burbank Corp. ................ 3,227 26,268
Mercantile Bank Corp. ............... 3,155 103,926
Metrocity Bankshares, Inc. ............ 3,884 77,835
Midland States Bancorp, Inc. ........... 4,677 102,052
National Bank Holdings Corp., Class A .... 6,807 212,242
NBT Bancorp, Inc. .................. 9,705 324,826

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
New York Community Bancorp, Inc. ...... 147,486 $ 1,398,167
Nicolet Bankshares, Inc. .............. 2,636 191,954
Northfield Bancorp, Inc. .............. 8,281 71,217
Northwest Bancshares, Inc. ............ 26,753 278,766
OceanFirst Financial Corp. ............ 12,469 157,858
OFG Bancorp ..................... 9,828 291,105
Old National Bancorp ................ 59,803 819,301
Old Second Bancorp, Inc. ............. 8,425 114,243
Origin Bancorp, Inc. ................. 5,977 176,859
Pacific Premier Bancorp, Inc. ........... 19,961 379,259
PacWest Bancorp .................. 24,420 172,894
Park National Corp. ................. 2,942 298,289
Pathward Financial, Inc. .............. 3,628 164,312
Peapack-Gladstone Financial Corp.
(b)
..... 2,019 47,184
Peoples Bancorp, Inc. ............... 7,065 194,853
Pinnacle Financial Partners, Inc. ......... 15,688 978,304
Popular, Inc. ...................... 14,768 960,511
Preferred Bank .................... 1,297 77,262
Premier Financial Corp. .............. 7,519 130,455
Prosperity Bancshares, Inc. ............ 19,140 1,043,896
Provident Financial Services, Inc. ........ 15,592 219,068
QCR Holdings, Inc. ................. 3,494 165,790
Renasant Corp. .................... 11,626 283,558
Republic Bancorp, Inc., Class A ......... 1,875 82,856
S&T Bancorp, Inc. .................. 7,951 204,818
Sandy Spring Bancorp, Inc. ............ 9,448 193,212
Seacoast Banking Corp. of Florida ....... 7,706 155,738
Simmons First National Corp., Class A .... 23,992 340,926
Southern Missouri Bancorp, Inc. ......... 2,015 81,507
Southside Bancshares, Inc. ............ 6,071 162,096
SouthState Corp. ................... 15,523 1,026,070
Stellar Bancorp, Inc. ................. 9,596 208,617
Synovus Financial Corp. .............. 29,949 780,770
Texas Capital Bancshares, Inc.
(a)
........ 9,856 542,671
Tompkins Financial Corp. ............. 2,685 134,465
Towne Bank ...................... 14,342 343,347
TriCo Bancshares .................. 6,809 220,271
Triumph Financial, Inc.
(a)(b)
............. 2,155 134,149
TrustCo Bank Corp. ................. 3,711 94,742
Trustmark Corp. ................... 12,646 254,311
UMB Financial Corp. ................ 8,920 559,462
United Bankshares, Inc. .............. 27,529 782,925
United Community Banks, Inc. .......... 24,170 533,915
Univest Financial Corp. ............... 6,229 103,775
Valley National Bancorp .............. 87,058 677,311
Veritex Holdings, Inc. ................ 10,594 182,429
WaFd, Inc. ....................... 13,490 332,933
Washington Trust Bancorp, Inc. ......... 3,652 84,690
Webster Financial Corp. .............. 35,305 1,340,531
WesBanco, Inc. .................... 12,278 299,460
Westamerica Bancorp ............... 5,639 266,386
Western Alliance Bancorp ............. 22,385 920,024
Wintrust Financial Corp. .............. 12,615 942,214
WSFS Financial Corp. ............... 12,357 437,438
Zions Bancorp NA .................. 30,237 932,811
46,038,583
Beverages — 0.0%
(a)
Duckhorn Portfolio, Inc. (The) .......... 4,174 43,535
National Beverage Corp. .............. 2,366 109,735
153,270
Biotechnology — 2.0%
(a)
4D Molecular Therapeutics, Inc.
(b)
........ 6,125 65,783
Agenus, Inc. ...................... 39,518 31,614
Security
Shares
Shares Value
Biotechnology (continued)
Agios Pharmaceuticals, Inc. ............ 3,903 $ 82,002
Alector, Inc. ...................... 6,587 34,252
Allogene Therapeutics, Inc.
(b)
........... 10,983 30,972
Amicus Therapeutics, Inc. ............. 20,664 226,684
AnaptysBio, Inc. ................... 2,448 39,927
Arcturus Therapeutics Holdings, Inc. ...... 2,708 51,723
Arcus Biosciences, Inc. ............... 4,525 71,088
ARS Pharmaceuticals, Inc.
(b)
........... 5,727 20,445
Beam Therapeutics, Inc.
(b)
............. 4,178 88,323
Biohaven Ltd. ..................... 7,302 193,576
Bluebird Bio, Inc. ................... 9,711 28,648
CareDx, Inc. ...................... 5,433 29,393
Catalyst Pharmaceuticals, Inc.
(b)
......... 10,876 134,971
Coherus Biosciences, Inc. ............. 12,966 43,436
CRISPR Therapeutics AG
(b)
............ 16,223 631,561
Dyne Therapeutics, Inc. .............. 7,858 55,399
Editas Medicine, Inc.
(b)
............... 7,642 51,049
Emergent BioSolutions, Inc.
(b)
.......... 10,636 22,229
Enanta Pharmaceuticals, Inc. ........... 3,985 35,945
EQRx, Inc. ....................... 36,092 78,681
FibroGen, Inc. ..................... 10,292 5,568
Geron Corp. ...................... 44,244 84,064
Inhibrx, Inc. ....................... 2,273 35,163
Intercept Pharmaceuticals, Inc. ......... 2,818 53,345
Ionis Pharmaceuticals, Inc. ............ 16,868 746,746
Iovance Biotherapeutics, Inc. ........... 43,406 165,811
Ironwood Pharmaceuticals, Inc., Class A ... 28,190 252,864
iTeos Therapeutics, Inc. .............. 5,544 55,773
Karyopharm Therapeutics, Inc.
(b)
........ 14,172 12,330
Krystal Biotech, Inc. ................. 1,754 204,990
Kura Oncology, Inc. ................. 10,420 88,049
Lexicon Pharmaceuticals, Inc.
(b)
......... 14,610 18,116
Lyell Immunopharma, Inc. ............. 21,549 35,664
Madrigal Pharmaceuticals, Inc. .......... 1,509 198,252
MiMedx Group, Inc. ................. 23,959 157,171
Mirati Therapeutics, Inc.
(b)
............. 4,186 232,449
Myriad Genetics, Inc. ................ 16,661 259,578
Novavax, Inc.
(b)
.................... 19,361 128,944
Nurix Therapeutics, Inc. .............. 5,070 28,341
Protagonist Therapeutics, Inc. .......... 5,172 75,201
PTC Therapeutics, Inc. ............... 5,817 109,069
REGENXBIO, Inc. .................. 8,277 106,691
REVOLUTION Medicines, Inc. .......... 8,916 176,537
Sage Therapeutics, Inc. .............. 6,825 127,832
Seres Therapeutics, Inc. .............. 9,712 14,859
SpringWorks Therapeutics, Inc. ......... 5,419 124,095
Travere Therapeutics, Inc. ............. 6,449 41,790
Ultragenyx Pharmaceutical, Inc. ......... 5,388 190,735
uniQure NV ....................... 3,702 21,101
Vaxcyte, Inc. ...................... 11,654 560,557
Vir Biotechnology, Inc. ............... 17,654 139,996
Viridian Therapeutics, Inc. ............. 4,569 57,113
Zymeworks, Inc.
(b)
.................. 9,621 67,539
6,624,034
Broadline Retail — 0.6%
Dillard's, Inc., Class A ................ 715 221,972
Kohl's Corp. ...................... 22,782 513,734
Macy's, Inc.
(b)
..................... 56,051 682,701
Nordstrom, Inc. .................... 19,811 276,958
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 5,808 448,610
2,143,975

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products — 1.2%
American Woodmark Corp.
(a)
........... 1,948 $ 130,964
Apogee Enterprises, Inc. .............. 2,691 115,498
Armstrong World Industries, Inc. ......... 4,004 303,864
AZZ, Inc. ........................ 3,299 155,944
Griffon Corp. ...................... 5,724 228,616
Hayward Holdings, Inc.
(a)(b)
............. 25,669 269,524
Insteel Industries, Inc.
(b)
.............. 2,053 57,299
Janus International Group, Inc.
(a)
........ 7,167 67,083
JELD-WEN Holding, Inc.
(a)(b)
............ 17,309 196,111
Masonite International Corp.
(a)
.......... 2,904 229,823
Masterbrand, Inc.
(a)
................. 26,164 290,682
PGT Innovations, Inc.
(a)
............... 6,257 187,335
Quanex Building Products Corp. ......... 4,087 109,736
Resideo Technologies, Inc.
(a)
........... 14,841 214,898
Trex Co., Inc.
(a)
.................... 7,323 411,626
UFP Industries, Inc. ................. 6,090 579,585
Zurn Elkay Water Solutions Corp. ........ 16,903 447,253
3,995,841
Capital Markets — 2.9%
Affiliated Managers Group, Inc. ......... 4,192 514,610
Artisan Partners Asset Management, Inc.,
Class A ....................... 6,880 227,040
B Riley Financial, Inc. ................ 3,393 122,861
BGC Group, Inc., Class A ............. 79,908 469,060
Diamond Hill Investment Group, Inc. ...... 642 100,858
Donnelley Financial Solutions, Inc.
(a)
...... 5,152 280,423
Evercore, Inc., Class A ............... 7,131 928,314
Federated Hermes, Inc., Class B ........ 8,167 258,894
Hamilton Lane, Inc., Class A ........... 3,197 268,932
Houlihan Lokey, Inc., Class A ........... 5,330 535,772
Janus Henderson Group plc ........... 27,172 626,858
Jefferies Financial Group, Inc. .......... 36,224 1,165,688
Moelis & Co., Class A ................ 13,799 574,590
Open Lending Corp., Class A
(a)
.......... 11,612 69,556
Oppenheimer Holdings, Inc., Class A, NVS
(b)
1,521 53,341
Piper Sandler Cos. .................. 3,064 428,500
Runway Growth Finance Corp. .......... 3,592 43,751
StepStone Group, Inc., Class A ......... 10,364 293,301
Stifel Financial Corp. ................ 21,430 1,221,510
StoneX Group, Inc.
(a)
................ 3,678 350,587
TPG, Inc., Class A .................. 12,407 342,930
Victory Capital Holdings, Inc., Class A ..... 7,653 225,457
Virtu Financial, Inc., Class A ............ 19,332 357,449
Virtus Investment Partners, Inc. ......... 845 155,674
WisdomTree, Inc. ................... 13,085 81,127
9,697,083
Chemicals — 1.9%
AdvanSix, Inc. ..................... 5,659 155,905
American Vanguard Corp. ............. 5,555 51,995
Avient Corp. ...................... 9,707 306,935
Axalta Coating Systems Ltd.
(a)
.......... 22,181 581,808
Cabot Corp. ...................... 6,482 430,923
Chemours Co. (The) ................. 30,290 730,292
Element Solutions, Inc. ............... 29,211 532,516
HB Fuller Co. ..................... 4,993 330,287
Huntsman Corp. ................... 33,925 791,470
Ingevity Corp.
(a)
.................... 3,810 153,467
Innospec, Inc. ..................... 1,573 154,154
Koppers Holdings, Inc. ............... 2,910 106,419
Kronos Worldwide, Inc. ............... 4,642 32,030
LSB Industries, Inc.
(a)
................ 11,015 100,347
Mativ Holdings, Inc. ................. 11,256 147,454
Minerals Technologies, Inc. ............ 6,631 358,472
Security
Shares
Shares Value
Chemicals (continued)
NewMarket Corp. ................... 753 $ 363,059
Origin Materials, Inc., Class A
(a)(b)
........ 25,196 24,906
Scotts Miracle-Gro Co. (The) ........... 8,492 377,384
Sensient Technologies Corp. ........... 3,887 219,305
Stepan Co. ....................... 2,040 152,592
Trinseo plc ....................... 7,631 47,236
Tronox Holdings plc ................. 23,876 255,234
6,404,190
Commercial Services & Supplies — 1.4%
ABM Industries, Inc. ................. 9,011 354,493
ACCO Brands Corp. ................. 19,527 98,807
Brady Corp., Class A, NVS ............ 5,266 270,988
BrightView Holdings, Inc.
(a)
............ 7,995 53,886
Brink's Co. (The) ................... 3,525 235,681
Cimpress plc
(a)
..................... 3,609 215,349
CoreCivic, Inc.
(a)
................... 23,243 295,186
Deluxe Corp. ...................... 9,113 155,377
Ennis, Inc. ....................... 5,206 111,200
Enviri Corp.
(a)
..................... 16,116 92,506
GEO Group, Inc. (The)
(a)
.............. 26,166 228,691
Healthcare Services Group, Inc. ......... 15,323 145,568
HNI Corp. ........................ 9,556 331,498
Interface, Inc. ..................... 8,278 73,591
Matthews International Corp., Class A ..... 6,280 222,563
MillerKnoll, Inc. .................... 15,514 364,579
OPENLANE, Inc.
(a)
.................. 22,346 300,107
Pitney Bowes, Inc. .................. 4,409 14,241
SP Plus Corp.
(a)(b)
................... 2,607 131,732
Steelcase, Inc., Class A .............. 19,102 208,403
Stericycle, Inc.
(a)
................... 8,580 353,839
UniFirst Corp. ..................... 1,528 251,249
VSE Corp. ....................... 1,177 63,323
4,572,857
Communications Equipment — 0.5%
ADTRAN Holdings, Inc. .............. 14,472 95,081
Ciena Corp.
(a)
..................... 14,238 600,844
Clearfield, Inc.
(a)
.................... 1,539 36,967
CommScope Holding Co., Inc.
(a)
......... 43,369 64,186
Infinera Corp.
(a)(b)
................... 13,679 40,079
Lumentum Holdings, Inc.
(a)
............ 8,304 325,600
NETGEAR, Inc.
(a)
................... 5,877 74,285
NetScout Systems, Inc.
(a)
............. 10,050 219,392
Ribbon Communications, Inc.
(a)(b)
........ 18,459 34,703
Viasat, Inc.
(a)(b)
..................... 8,660 159,690
Viavi Solutions, Inc.
(a)(b)
............... 23,224 180,683
1,831,510
Construction & Engineering — 0.8%
API Group Corp.
(a)(b)
................. 14,475 374,468
Arcosa, Inc. ...................... 4,374 302,112
Argan, Inc. ....................... 1,527 69,845
Fluor Corp.
(a)
...................... 10,421 346,915
Granite Construction, Inc. ............. 5,004 202,562
IES Holdings, Inc.
(a)
................. 644 40,076
MasTec, Inc.
(a)
..................... 4,216 250,599
MDU Resources Group, Inc. ........... 41,832 778,494
Primoris Services Corp. .............. 6,619 198,967
Sterling Infrastructure, Inc.
(a)
........... 3,235 235,670
2,799,708
Construction Materials — 0.2%
Eagle Materials, Inc. ................. 4,015 617,949

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance — 1.1%
Atlanticus Holdings Corp.
(a)
............ 966 $ 28,265
Bread Financial Holdings, Inc. .......... 10,330 279,220
Credit Acceptance Corp.
(a)(b)
............ 1,311 527,586
Encore Capital Group, Inc.
(a)(b)
.......... 4,820 181,617
Enova International, Inc.
(a)
............. 6,344 252,999
EZCORP, Inc., Class A, NVS
(a)
.......... 10,719 87,896
Green Dot Corp., Class A
(a)
............ 5,076 56,750
Navient Corp. ..................... 17,981 286,078
Nelnet, Inc., Class A ................. 2,221 188,363
OneMain Holdings, Inc. ............... 24,682 886,824
PRA Group, Inc.
(a)
.................. 8,119 99,945
PROG Holdings, Inc.
(a)
............... 9,355 256,233
SLM Corp. ....................... 46,081 599,053
World Acceptance Corp.
(a)
............. 708 69,823
3,800,652
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The) ................ 6,446 323,138
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 3,955 75,264
Grocery Outlet Holding Corp.
(a)
.......... 6,831 189,014
Ingles Markets, Inc., Class A ........... 1,770 141,989
PriceSmart, Inc. .................... 2,849 178,034
SpartanNash Co. ................... 7,289 163,930
Sprouts Farmers Market, Inc.
(a)(b)
........ 20,825 875,066
United Natural Foods, Inc.
(a)
............ 12,023 175,295
Weis Markets, Inc. .................. 2,226 144,913
2,266,643
Containers & Packaging — 1.7%
AptarGroup, Inc. ................... 5,075 620,520
Berry Global Group, Inc. .............. 24,149 1,328,195
Greif, Inc., Class A, NVS .............. 5,193 329,755
Greif, Inc., Class B .................. 1,064 68,160
Myers Industries, Inc. ................ 3,026 50,746
O-I Glass, Inc.
(a)
.................... 31,683 489,503
Pactiv Evergreen, Inc. ............... 8,568 73,856
Sealed Air Corp. ................... 29,504 908,428
Silgan Holdings, Inc. ................. 17,111 685,467
Sonoco Products Co. ................ 19,962 1,034,231
TriMas Corp. ...................... 8,420 203,848
5,792,709
Diversified Consumer Services — 0.9%
2U, Inc.
(a)
........................ 16,441 34,855
ADT, Inc. ........................ 46,742 264,560
Adtalem Global Education, Inc.
(a)
........ 3,304 171,147
Carriage Services, Inc. ............... 1,530 33,048
European Wax Center, Inc., Class A
(a)
..... 3,651 53,925
Frontdoor, Inc.
(a)
.................... 16,445 475,754
Graham Holdings Co., Class B .......... 748 432,883
H&R Block, Inc. .................... 15,332 629,379
Laureate Education, Inc. .............. 12,999 183,806
Mister Car Wash, Inc.
(a)(b)
.............. 7,206 37,471
Perdoceo Education Corp. ............. 13,460 243,491
Strategic Education, Inc.
(b)
............. 1,791 147,417
Stride, Inc.
(a)
...................... 3,113 171,153
WW International, Inc.
(a)(b)
............. 8,933 69,856
2,948,745
Diversified REITs — 0.5%
Alexander & Baldwin, Inc. ............. 8,135 128,533
American Assets Trust, Inc. ............ 6,087 108,044
Armada Hoffler Properties, Inc. ......... 14,032 139,759
Broadstone Net Lease, Inc. ............ 17,753 251,205
Empire State Realty Trust, Inc., Class A .... 26,652 215,615
Essential Properties Realty Trust, Inc. ..... 16,308 357,960
Security
Shares
Shares Value
Diversified REITs (continued)
Gladstone Commercial Corp. ........... 8,158 $ 97,488
Global Net Lease, Inc. ............... 39,918 316,949
One Liberty Properties, Inc. ............ 3,353 61,695
1,677,248
Diversified Telecommunication Services — 0.5%
ATN International, Inc. ............... 2,145 66,388
Cogent Communications Holdings, Inc. .... 4,145 269,342
Consolidated Communications Holdings, Inc.
(a)
15,334 63,943
EchoStar Corp., Class A
(a)
............. 6,887 95,454
Frontier Communications Parent, Inc.
(a)
.... 45,323 812,188
Liberty Latin America Ltd., Class A
(a)
...... 3,603 24,608
Liberty Latin America Ltd., Class C, NVS
(a)(b)
. 11,381 77,960
Lumen Technologies, Inc.
(a)
............ 206,696 301,776
1,711,659
Electric Utilities — 1.1%
ALLETE, Inc. ..................... 11,723 627,650
Hawaiian Electric Industries, Inc. ........ 22,535 292,504
IDACORP, Inc. .................... 6,271 593,926
MGE Energy, Inc. ................... 3,627 259,802
Otter Tail Corp. .................... 3,712 285,601
PNM Resources, Inc. ................ 17,547 741,536
Portland General Electric Co. ........... 20,686 827,854
3,628,873
Electrical Equipment — 1.3%
Acuity Brands, Inc.
(b)
................. 3,369 545,677
Atkore, Inc.
(a)(b)
..................... 4,944 614,440
Babcock & Wilcox Enterprises, Inc.
(a)
...... 4,035 10,612
Blink Charging Co.
(a)(b)
................ 6,237 14,844
Encore Wire Corp.
(b)
................. 2,040 364,813
EnerSys ......................... 3,217 275,311
FREYR Battery SA
(a)(b)
............... 24,221 77,749
Generac Holdings, Inc.
(a)(b)
............. 7,095 596,477
GrafTech International Ltd. ............ 39,077 134,816
nVent Electric plc ................... 15,098 726,667
Powell Industries, Inc. ................ 690 52,889
Preformed Line Products Co. ........... 252 34,108
Sensata Technologies Holding plc ........ 16,451 524,458
Sunrun, Inc.
(a)(b)
.................... 44,611 430,496
Thermon Group Holdings, Inc.
(a)
......... 4,200 112,098
TPI Composites, Inc.
(a)(b)
.............. 3,695 8,535
4,523,990
Electronic Equipment, Instruments & Components — 2.6%
Advanced Energy Industries, Inc.
(b)
....... 2,888 252,007
Arlo Technologies, Inc.
(a)
.............. 19,206 163,059
Arrow Electronics, Inc.
(a)
.............. 11,375 1,290,039
Avnet, Inc. ....................... 18,771 869,660
Bel Fuse, Inc., Class B, NVS ........... 847 45,890
Belden, Inc. ...................... 3,033 215,040
Benchmark Electronics, Inc. ........... 4,601 111,390
Coherent Corp.
(a)
................... 26,700 790,320
Crane NXT Co. .................... 9,865 512,980
ePlus, Inc.
(a)
...................... 5,522 345,125
FARO Technologies, Inc.
(a)
............. 1,459 18,777
Insight Enterprises, Inc.
(a)
............. 3,975 569,618
IPG Photonics Corp.
(a)
............... 3,461 297,300
Kimball Electronics, Inc.
(a)
............. 5,002 131,052
Knowles Corp.
(a)
................... 12,295 159,712
Methode Electronics, Inc. ............. 4,320 98,798
Mirion Technologies, Inc., Class A
(a)
...... 17,626 122,148
nLight, Inc.
(a)(b)
..................... 5,151 42,908
OSI Systems, Inc.
(a)
................. 1,226 127,835
PC Connection, Inc. ................. 1,657 88,782

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Plexus Corp.
(a)
..................... 2,053 $ 201,851
Sanmina Corp.
(a)
................... 11,704 595,382
ScanSource, Inc.
(a)
.................. 5,274 160,330
TTM Technologies, Inc.
(a)
.............. 14,792 169,960
Vishay Intertechnology, Inc. ............ 25,923 576,528
Vishay Precision Group, Inc.
(a)
.......... 778 23,278
Vontier Corp. ...................... 31,682 936,520
8,916,289
Energy Equipment & Services — 1.6%
Archrock, Inc. ..................... 28,088 355,875
Atlas Energy Solutions, Inc. ............ 3,664 66,721
Bristow Group, Inc.
(a)
................ 4,930 128,870
Diamond Offshore Drilling, Inc.
(a)
......... 8,561 106,242
Helix Energy Solutions Group, Inc.
(a)
...... 9,625 94,325
Helmerich & Payne, Inc. .............. 20,385 806,634
Liberty Energy, Inc., Class A ........... 14,548 286,596
Nabors Industries Ltd.
(a)
.............. 813 79,381
NOV, Inc. ........................ 36,395 726,444
Oil States International, Inc.
(a)
........... 6,225 45,194
Patterson-UTI Energy, Inc. ............ 36,953 469,303
ProFrac Holding Corp., Class A
(a)(b)
....... 2,536 23,889
ProPetro Holding Corp.
(a)
.............. 17,921 187,812
RPC, Inc. ........................ 7,547 62,791
Select Water Solutions, Inc., Class A ...... 7,749 57,653
Tidewater, Inc.
(a)
................... 3,962 270,803
Transocean Ltd.
(a)(b)
................. 138,133 914,441
US Silica Holdings, Inc.
(a)
............. 15,655 188,956
Valaris Ltd.
(a)
...................... 8,201 541,594
5,413,524
Entertainment — 0.3%
(a)
AMC Entertainment Holdings, Inc., Class A
(b)
5,384 57,501
Cinemark Holdings, Inc.
(b)
............. 13,288 219,119
Lions Gate Entertainment Corp., Class A ... 12,380 97,307
Lions Gate Entertainment Corp., Class B, NVS 26,995 201,383
Playstudios, Inc., Class A ............. 5,768 16,323
Playtika Holding Corp. ............... 14,513 121,909
Sphere Entertainment Co., Class A ....... 5,313 174,851
888,393
Financial Services — 2.8%
Affirm Holdings, Inc., Class A
(a)(b)
......... 43,885 772,815
A-Mark Precious Metals, Inc. ........... 3,632 98,355
Cannae Holdings, Inc.
(a)
.............. 13,974 228,475
Cass Information Systems, Inc. ......... 1,519 57,433
Compass Diversified Holdings .......... 12,834 220,488
Enact Holdings, Inc. ................. 6,370 175,557
Essent Group Ltd. .................. 21,865 1,032,903
EVERTEC, Inc. .................... 5,708 181,400
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 1,913 284,195
I3 Verticals, Inc., Class A
(a)
............. 2,101 39,394
Jackson Financial, Inc., Class A ......... 12,164 446,541
Merchants Bancorp ................. 2,715 81,151
MGIC Investment Corp. .............. 57,553 969,193
Mr Cooper Group, Inc.
(a)
.............. 13,676 773,104
NMI Holdings, Inc., Class A
(a)
........... 9,396 256,981
PennyMac Financial Services, Inc. ....... 5,938 399,034
Radian Group, Inc. .................. 32,515 823,930
Repay Holdings Corp., Class A
(a)
........ 6,981 41,816
Rocket Cos., Inc., Class A
(a)
............ 25,041 185,053
TFS Financial Corp. ................. 10,272 121,826
UWM Holdings Corp., Class A .......... 19,032 92,305
Voya Financial, Inc. ................. 13,916 929,171
Walker & Dunlop, Inc. ................ 6,778 439,214
Security
Shares
Shares Value
Financial Services (continued)
Western Union Co. (The) ............. 69,818 $ 788,245
9,438,579
Food Products — 1.2%
B&G Foods, Inc. ................... 14,840 119,759
Calavo Growers, Inc. ................ 1,937 49,084
Cal-Maine Foods, Inc.
(b)
.............. 5,663 256,591
Flowers Foods, Inc. ................. 39,256 860,884
Fresh Del Monte Produce, Inc. .......... 4,764 119,100
Hain Celestial Group, Inc. (The)
(a)
........ 18,527 204,723
Ingredion, Inc. ..................... 6,411 599,941
J & J Snack Foods Corp. .............. 1,023 160,212
John B Sanfilippo & Son, Inc. ........... 879 89,887
Lancaster Colony Corp. .............. 1,655 279,976
Mission Produce, Inc.
(a)
............... 2,564 24,127
Pilgrim's Pride Corp.
(a)
............... 8,235 209,992
Post Holdings, Inc.
(a)(b)
................ 5,385 432,308
Seaboard Corp. .................... 28 98,195
Sovos Brands, Inc.
(a)(b)
............... 5,842 126,830
TreeHouse Foods, Inc.
(a)
.............. 10,443 435,369
Utz Brands, Inc., Class A .............. 5,534 67,459
4,134,437
Gas Utilities — 1.4%
Chesapeake Utilities Corp. ............ 1,439 127,510
National Fuel Gas Co. ............... 18,852 960,509
New Jersey Resources Corp. ........... 10,063 408,357
Northwest Natural Holding Co. .......... 7,440 273,122
ONE Gas, Inc. ..................... 11,305 682,822
Southwest Gas Holdings, Inc. .......... 12,287 720,141
Spire, Inc. ........................ 10,812 601,472
UGI Corp. ........................ 42,920 892,736
4,666,669
Ground Transportation — 1.5%
ArcBest Corp. ..................... 4,927 536,452
Covenant Logistics Group, Inc., Class A .... 1,565 61,794
Daseke, Inc.
(a)
..................... 8,785 39,005
Heartland Express, Inc. ............... 5,073 59,151
Hertz Global Holdings, Inc.
(a)(b)
.......... 15,391 129,746
Landstar System, Inc. ................ 3,194 526,307
Lyft, Inc., Class A
(a)
.................. 38,395 352,082
PAM Transportation Services, Inc.
(a)
...... 599 10,345
RXO, Inc.
(a)
....................... 14,692 257,257
Ryder System, Inc. .................. 5,212 508,379
Schneider National, Inc., Class B ........ 7,657 193,952
Universal Logistics Holdings, Inc. ........ 1,444 32,317
Werner Enterprises, Inc. .............. 12,845 466,530
XPO, Inc.
(a)
....................... 23,721 1,798,290
4,971,607
Health Care Equipment & Supplies — 0.8%
Artivion, Inc.
(a)
..................... 7,981 101,678
Atrion Corp. ...................... 133 45,483
Avanos Medical, Inc.
(a)
............... 3,815 70,043
Cutera, Inc.
(a)
..................... 1,390 4,323
Embecta Corp. .................... 11,763 177,857
Enovis Corp.
(a)(b)
.................... 10,093 463,269
Envista Holdings Corp.
(a)
.............. 15,391 358,149
Integer Holdings Corp.
(a)
.............. 3,056 248,055
Integra LifeSciences Holdings Corp.
(a)(b)
.... 5,853 210,474
Neogen Corp.
(a)
.................... 17,333 258,088
OraSure Technologies, Inc.
(a)
........... 5,848 30,176
Orthofix Medical, Inc.
(a)
............... 4,443 49,051
Outset Medical, Inc.
(a)
................ 4,091 14,482
QuidelOrtho Corp.
(a)
................. 10,106 617,274

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Varex Imaging Corp.
(a)
............... 3,223 $ 58,175
2,706,577
Health Care Providers & Services — 1.6%
23andMe Holding Co., Class A
(a)(b)
....... 62,153 52,650
Accolade, Inc.
(a)
.................... 5,275 34,288
AdaptHealth Corp.
(a)(b)
................ 9,036 66,234
Amedisys, Inc.
(a)(b)
.................. 3,029 277,123
AMN Healthcare Services, Inc.
(a)(b)
....... 7,783 590,418
Brookdale Senior Living, Inc.
(a)(b)
......... 38,817 151,775
Community Health Systems, Inc.
(a)
....... 25,921 55,471
Cross Country Healthcare, Inc.
(a)(b)
....... 6,934 160,591
Encompass Health Corp. ............. 11,519 720,629
Enhabit, Inc.
(a)
..................... 10,113 74,533
Fulgent Genetics, Inc.
(a)
.............. 4,192 100,357
ModivCare, Inc.
(a)
................... 1,675 70,752
National HealthCare Corp. ............. 1,598 107,641
NeoGenomics, Inc.
(a)
................ 25,987 364,338
OPKO Health, Inc.
(a)(b)
................ 90,149 112,686
Owens & Minor, Inc.
(a)
................ 15,640 224,121
Patterson Cos., Inc. ................. 17,472 532,197
Pediatrix Medical Group, Inc.
(a)
.......... 16,714 191,542
Pennant Group, Inc. (The)
(a)
............ 2,400 26,088
Premier, Inc., Class A ................ 16,989 326,529
Select Medical Holdings Corp. .......... 8,102 184,158
Tenet Healthcare Corp.
(a)
.............. 20,782 1,115,993
5,540,114
Health Care REITs — 1.4%
CareTrust REIT, Inc. ................. 20,463 440,364
Community Healthcare Trust, Inc. ........ 2,374 68,062
Global Medical REIT, Inc. ............. 7,133 61,772
LTC Properties, Inc. ................. 8,498 268,622
Medical Properties Trust, Inc. ........... 122,919 587,553
National Health Investors, Inc. .......... 8,966 448,659
Omega Healthcare Investors, Inc. ........ 50,083 1,657,747
Physicians Realty Trust ............... 32,542 353,406
Sabra Health Care REIT, Inc. ........... 47,530 648,309
Universal Health Realty Income Trust ..... 1,333 51,240
4,585,734
Health Care Technology — 0.3%
(a)
American Well Corp., Class A .......... 52,689 61,646
Health Catalyst, Inc. ................. 6,921 51,838
Multiplan Corp., Class A
(b)
............. 56,014 94,664
NextGen Healthcare, Inc. ............. 11,146 266,612
Sharecare, Inc., Class A .............. 65,442 68,714
Teladoc Health, Inc.
(b)
................ 20,026 331,230
Veradigm, Inc. ..................... 22,303 294,177
1,168,881
Hotel & Resort REITs — 0.5%
Park Hotels & Resorts, Inc. ............ 44,057 507,977
Pebblebrook Hotel Trust
(b)
............. 13,124 156,569
Ryman Hospitality Properties, Inc. ....... 5,588 478,333
Service Properties Trust .............. 33,953 246,159
Summit Hotel Properties, Inc. ........... 22,317 125,868
Sunstone Hotel Investors, Inc. .......... 20,838 193,794
1,708,700
Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc., Class A
(a)
...... 11,424 112,527
Bally's Corp.
(a)
..................... 2,710 24,715
Bloomin' Brands, Inc. ................ 17,773 414,822
Boyd Gaming Corp. ................. 8,979 496,090
Brinker International, Inc.
(a)
............ 9,053 307,078
Cheesecake Factory, Inc. (The) ......... 9,640 299,515
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Chuy's Holdings, Inc.
(a)(b)
.............. 1,193 $ 40,156
Cracker Barrel Old Country Store, Inc. ..... 4,537 301,075
Dave & Buster's Entertainment, Inc.
(a)
..... 4,696 164,078
Denny's Corp.
(a)
.................... 6,354 54,772
Dine Brands Global, Inc. .............. 3,177 156,594
Golden Entertainment, Inc. ............ 4,389 137,639
Hilton Grand Vacations, Inc.
(a)(b)
......... 5,798 208,438
Jack in the Box, Inc. ................. 1,202 75,942
Light & Wonder, Inc., Class A
(a)
.......... 6,400 467,904
Marriott Vacations Worldwide Corp. ....... 2,354 211,531
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 87,034 1,183,662
Papa John's International, Inc. .......... 3,153 205,008
Penn Entertainment, Inc.
(a)(b)
........... 15,685 309,465
Red Rock Resorts, Inc., Class A ......... 5,483 216,853
Sabre Corp.
(a)
..................... 68,186 238,651
SeaWorld Entertainment, Inc.
(a)(b)
........ 5,073 218,545
Six Flags Entertainment Corp.
(a)
......... 14,651 291,555
Target Hospitality Corp.
(a)
............. 2,109 28,957
Travel + Leisure Co. ................. 15,205 517,426
Wendy's Co. (The) .................. 14,917 283,721
Wyndham Hotels & Resorts, Inc. ........ 9,586 694,026
7,660,745
Household Durables — 2.5%
Beazer Homes USA, Inc.
(a)
............ 6,014 145,479
Century Communities, Inc. ............ 2,543 156,394
Cricut, Inc., Class A
(b)
................ 5,414 46,181
Dream Finders Homes, Inc., Class A
(a)
..... 4,609 90,751
Ethan Allen Interiors, Inc. ............. 4,622 121,374
GoPro, Inc., Class A
(a)
................ 15,465 38,817
Green Brick Partners, Inc.
(a)
............ 5,176 200,311
Helen of Troy Ltd.
(a)
................. 4,911 482,850
Hovnanian Enterprises, Inc., Class A
(a)
..... 988 68,646
iRobot Corp.
(a)
..................... 3,373 111,073
KB Home ........................ 15,951 705,034
La-Z-Boy, Inc. ..................... 8,905 260,382
Legacy Housing Corp.
(a)(b)
............. 670 12,402
Leggett & Platt, Inc. ................. 16,999 398,287
LGI Homes, Inc.
(a)(b)
................. 4,166 393,729
Lovesac Co. (The)
(a)
................. 1,181 19,439
M/I Homes, Inc.
(a)
................... 5,649 463,613
MDC Holdings, Inc. ................. 12,243 464,622
Meritage Homes Corp. ............... 4,051 461,895
Mohawk Industries, Inc.
(a)
............. 10,799 868,024
Newell Brands, Inc. ................. 77,821 522,957
Sonos, Inc.
(a)
...................... 8,424 90,811
Taylor Morrison Home Corp.
(a)
.......... 12,777 489,615
Tempur Sealy International, Inc. ......... 14,289 570,560
Toll Brothers, Inc. ................... 14,748 1,042,831
TRI Pointe Homes, Inc.
(a)(b)
............ 13,437 336,731
8,562,808
Household Products — 0.5%
Central Garden & Pet Co.
(a)
............ 2,025 88,350
Central Garden & Pet Co., Class A, NVS
(a)
.. 8,265 328,038
Energizer Holdings, Inc. .............. 4,169 131,657
Reynolds Consumer Products, Inc. ....... 11,084 281,866
Spectrum Brands Holdings, Inc. ......... 7,318 551,192
WD-40 Co. ....................... 855 180,747
1,561,850
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc. ...... 3,491 250,758
LXP Industrial Trust ................. 37,856 299,441
Plymouth Industrial REIT, Inc. .......... 3,884 77,447

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs (continued)
STAG Industrial, Inc. ................ 19,940 $ 662,407
1,290,053
Insurance — 4.2%
Ambac Financial Group, Inc.
(a)
.......... 9,455 114,689
American Equity Investment Life Holding Co. 12,755 675,505
AMERISAFE, Inc. .................. 3,989 203,319
Argo Group International Holdings Ltd. .... 7,292 217,593
Assurant, Inc. ..................... 10,876 1,619,436
Assured Guaranty Ltd. ............... 11,497 717,413
Axis Capital Holdings Ltd. ............. 16,238 927,190
Brighthouse Financial, Inc.
(a)
........... 13,697 620,474
CNO Financial Group, Inc. ............. 23,926 554,605
Donegal Group, Inc., Class A ........... 3,540 49,985
Employers Holdings, Inc. .............. 4,848 184,224
Enstar Group Ltd.
(a)
................. 2,721 644,795
F&G Annuities & Life, Inc. ............. 3,685 113,093
First American Financial Corp. .......... 20,993 1,079,880
Genworth Financial, Inc., Class A
(a)
....... 88,039 527,354
Hanover Insurance Group, Inc. (The) ..... 3,995 468,254
HCI Group, Inc. .................... 565 33,318
Horace Mann Educators Corp. .......... 8,145 258,441
James River Group Holdings Ltd. ........ 7,675 105,531
Kemper Corp. ..................... 12,345 492,319
Lemonade, Inc.
(a)(b)
.................. 5,692 62,270
Lincoln National Corp. ............... 33,562 730,645
MBIA, Inc.
(a)
...................... 9,193 63,248
Mercury General Corp. ............... 5,621 173,576
National Western Life Group, Inc., Class A .. 461 220,773
Primerica, Inc. ..................... 3,735 713,983
ProAssurance Corp. ................. 9,267 157,539
Safety Insurance Group, Inc. ........... 3,099 232,952
Selective Insurance Group, Inc. ......... 12,430 1,294,087
SiriusPoint Ltd.
(a)
................... 18,156 178,836
Stewart Information Services Corp. ....... 5,685 248,264
Tiptree, Inc. ...................... 4,285 64,746
Trupanion, Inc.
(a)(b)
.................. 3,913 80,608
United Fire Group, Inc. ............... 4,422 89,059
Universal Insurance Holdings, Inc. ....... 5,779 90,499
White Mountains Insurance Group Ltd. .... 240 343,380
14,351,883
Interactive Media & Services — 0.5%
Cars.com, Inc.
(a)
.................... 6,566 100,000
Eventbrite, Inc., Class A
(a)
............. 7,672 63,524
IAC, Inc.
(a)
........................ 14,310 608,891
Shutterstock, Inc. ................... 2,371 96,452
Taboola.com Ltd.
(a)(b)
................. 31,770 116,596
Yelp, Inc.
(a)
....................... 5,416 228,501
Ziff Davis, Inc.
(a)
.................... 6,430 388,758
1,602,722
IT Services — 0.5%
BigCommerce Holdings, Inc.
(a)
.......... 7,480 66,497
DXC Technology Co.
(a)
............... 42,055 848,249
Fastly, Inc., Class A
(a)(b)
............... 10,664 156,441
Hackett Group, Inc. (The) ............. 2,530 56,394
Kyndryl Holdings, Inc.
(a)
............... 46,915 686,367
1,813,948
Leisure Products — 1.1%
Acushnet Holdings Corp. .............. 2,838 144,625
Brunswick Corp. ................... 8,237 572,224
Funko, Inc., Class A
(a)
................ 7,371 56,831
Johnson Outdoors, Inc., Class A ......... 788 37,469
Malibu Boats, Inc., Class A
(a)(b)
.......... 4,204 183,379
Security
Shares
Shares Value
Leisure Products (continued)
MasterCraft Boat Holdings, Inc.
(a)
........ 3,120 $ 63,773
Mattel, Inc.
(a)
...................... 42,716 815,021
Peloton Interactive, Inc., Class A
(a)(b)
...... 68,692 326,974
Polaris, Inc. ....................... 6,548 565,878
Smith & Wesson Brands, Inc. ........... 5,166 76,095
Solo Brands, Inc., Class A
(a)(b)
........... 2,966 11,419
Sturm Ruger & Co., Inc. .............. 3,597 199,094
Vista Outdoor, Inc.
(a)
................. 11,869 298,149
YETI Holdings, Inc.
(a)(b)
............... 6,414 272,723
3,623,654
Life Sciences Tools & Services — 0.1%
(a)
BioLife Solutions, Inc.
(b)
............... 2,145 21,664
CryoPort, Inc. ..................... 3,057 29,653
Cytek Biosciences, Inc. ............... 13,056 54,966
Maravai LifeSciences Holdings, Inc., Class A 22,430 153,870
NanoString Technologies, Inc.
(b)
......... 5,083 7,014
Quanterix Corp. .................... 4,462 96,915
364,082
Machinery — 2.7%
3D Systems Corp.
(a)
................. 27,314 101,881
Albany International Corp., Class A ....... 2,916 237,975
Allison Transmission Holdings, Inc. ....... 18,277 921,526
Astec Industries, Inc. ................ 4,653 186,306
Barnes Group, Inc. .................. 5,793 120,436
Columbus McKinnon Corp. ............ 3,149 96,265
Crane Co. ........................ 5,488 534,147
Douglas Dynamics, Inc. .............. 2,850 69,198
EnPro Industries, Inc. ................ 1,849 205,350
Esab Corp. ....................... 11,579 732,951
Flowserve Corp. ................... 12,880 472,954
Gates Industrial Corp. plc
(a)
............ 27,080 295,714
Gorman-Rupp Co. (The) .............. 1,782 52,658
Greenbrier Cos., Inc. (The) ............ 6,314 218,401
Hillenbrand, Inc. ................... 5,761 219,091
Hillman Solutions Corp.
(a)(b)
............ 23,885 156,686
Hyster-Yale Materials Handling, Inc. ...... 2,200 88,022
ITT, Inc. ......................... 6,066 566,261
Kadant, Inc.
(b)
..................... 843 185,460
Kennametal, Inc. ................... 16,285 376,346
Luxfer Holdings plc ................. 5,497 45,460
Manitowoc Co., Inc. (The)
(a)
............ 3,266 41,805
Mueller Industries, Inc. ............... 10,144 382,530
Mueller Water Products, Inc., Class A ..... 13,641 168,739
Nikola Corp.
(a)(b)
.................... 144,613 156,182
Oshkosh Corp. .................... 6,971 611,566
REV Group, Inc. ................... 6,283 89,470
Standex International Corp. ............ 988 141,847
Tennant Co. ...................... 1,695 125,803
Terex Corp. ....................... 5,271 241,412
Timken Co. (The) ................... 13,394 925,793
Titan International, Inc.
(a)
.............. 5,366 60,958
Wabash National Corp. ............... 5,246 108,540
Watts Water Technologies, Inc., Class A .... 1,632 282,352
9,220,085
Marine Transportation — 0.3%
Eagle Bulk Shipping, Inc. ............. 924 37,699
Genco Shipping & Trading Ltd. .......... 8,821 116,172
Kirby Corp.
(a)
...................... 5,608 418,918
Matson, Inc. ...................... 3,182 276,993
849,782

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media — 0.9%
Advantage Solutions, Inc., Class A
(a)
...... 20,251 $ 46,577
Altice USA, Inc., Class A
(a)(b)
............ 47,242 136,529
AMC Networks, Inc., Class A
(a)
.......... 6,258 73,844
Cable One, Inc. .................... 612 336,520
Clear Channel Outdoor Holdings, Inc.
(a)
.... 72,429 79,672
DISH Network Corp., Class A
(a)(b)
........ 50,925 249,533
EW Scripps Co. (The), Class A, NVS
(a)
.... 3,608 19,736
Gray Television, Inc. ................. 9,195 59,951
iHeartMedia, Inc., Class A
(a)
............ 21,108 49,604
John Wiley & Sons, Inc., Class A ........ 8,722 264,015
Nexstar Media Group, Inc. ............. 6,825 956,046
Scholastic Corp., NVS ............... 3,702 136,604
Sinclair, Inc., Class A
(b)
............... 7,599 82,601
Stagwell, Inc., Class A
(a)
.............. 21,158 87,171
TechTarget, Inc.
(a)
................... 2,783 70,076
TEGNA, Inc. ...................... 21,515 312,183
Thryv Holdings, Inc.
(a)
................ 6,264 109,182
WideOpenWest, Inc.
(a)
............... 4,424 31,145
3,100,989
Metals & Mining — 1.9%
Alcoa Corp. ....................... 36,576 937,809
Alpha Metallurgical Resources, Inc. ...... 1,119 246,135
Arch Resources, Inc., Class A .......... 1,749 263,802
Century Aluminum Co.
(a)
.............. 4,367 28,866
Coeur Mining, Inc.
(a)
................. 71,836 180,308
Commercial Metals Co. ............... 23,844 1,008,363
Compass Minerals International, Inc. ...... 4,086 100,679
Gatos Silver, Inc.
(a)(b)
................. 3,686 17,951
Haynes International, Inc. ............. 914 39,325
Hecla Mining Co.
(b)
.................. 65,959 268,453
Ivanhoe Electric, Inc.
(a)(b)
.............. 8,001 81,930
Kaiser Aluminum Corp. ............... 3,272 185,850
Olympic Steel, Inc. .................. 2,025 102,809
Ryerson Holding Corp. ............... 5,988 173,951
Schnitzer Steel Industries, Inc., Class A .... 5,296 120,272
SunCoke Energy, Inc. ................ 17,348 164,980
TimkenSteel Corp.
(a)
................. 7,911 160,831
United States Steel Corp. ............. 45,627 1,546,299
Warrior Met Coal, Inc. ................ 10,600 516,538
Worthington Industries, Inc. ............ 6,233 384,077
6,529,228
Mortgage Real Estate Investment Trusts (REITs) — 2.3%
AGNC Investment Corp. .............. 124,453 918,463
Apollo Commercial Real Estate Finance, Inc. 26,664 265,573
Arbor Realty Trust, Inc. ............... 37,242 469,622
Ares Commercial Real Estate Corp. ...... 11,320 103,804
ARMOUR Residential REIT, Inc. ......... 9,350 136,229
Blackstone Mortgage Trust, Inc., Class A ... 35,372 705,671
BrightSpire Capital, Inc., Class A ........ 26,473 149,837
Chimera Investment Corp. ............. 46,597 223,666
Claros Mortgage Trust, Inc. ............ 24,697 257,590
Dynex Capital, Inc. .................. 11,409 114,546
Ellington Financial, Inc. ............... 8,338 100,306
Franklin BSP Realty Trust, Inc. .......... 8,211 103,541
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 21,915 375,623
KKR Real Estate Finance Trust, Inc. ...... 11,957 124,831
Ladder Capital Corp., Class A .......... 23,213 234,683
MFA Financial, Inc. .................. 20,828 185,161
New York Mortgage Trust, Inc. .......... 18,832 146,701
Orchid Island Capital, Inc. ............. 9,002 56,533
PennyMac Mortgage Investment Trust ..... 17,795 225,107
Ready Capital Corp. ................. 32,772 309,040
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Redwood Trust, Inc. ................. 23,331 $ 146,519
Rithm Capital Corp. ................. 99,311 926,572
Starwood Property Trust, Inc. ........... 60,929 1,081,490
TPG RE Finance Trust, Inc. ............ 12,213 67,294
Two Harbors Investment Corp. .......... 19,612 227,695
7,656,097
Multi-Utilities — 0.6%
Avista Corp. ...................... 15,539 492,431
Black Hills Corp. ................... 13,786 666,553
Northwestern Energy Group, Inc. ........ 12,303 590,667
Unitil Corp. ....................... 3,296 150,528
1,900,179
Office REITs — 1.3%
Brandywine Realty Trust .............. 35,814 133,944
COPT Defense Properties ............. 7,375 168,150
Cousins Properties, Inc. .............. 31,227 558,027
Douglas Emmett, Inc. ................ 27,024 302,939
Easterly Government Properties, Inc. ..... 10,064 108,289
Equity Commonwealth ............... 22,350 423,309
Highwoods Properties, Inc. ............ 21,778 389,608
Hudson Pacific Properties, Inc. .......... 25,976 115,853
JBG SMITH Properties ............... 19,321 248,661
Kilroy Realty Corp. .................. 21,877 625,245
Paramount Group, Inc. ............... 34,439 147,399
Piedmont Office Realty Trust, Inc., Class A .. 25,532 133,022
SL Green Realty Corp. ............... 13,277 388,883
Vornado Realty Trust ................ 32,849 630,701
4,374,030
Oil, Gas & Consumable Fuels — 6.3%
Antero Midstream Corp. .............. 69,781 861,098
Antero Resources Corp.
(a)
............. 57,811 1,701,956
Berry Corp. ....................... 14,149 118,144
California Resources Corp. ............ 13,253 696,975
Callon Petroleum Co.
(a)(b)
.............. 11,446 427,508
Centrus Energy Corp., Class A
(a)(b)
....... 1,704 90,431
Chord Energy Corp. ................. 8,515 1,407,700
Civitas Resources, Inc. ............... 17,473 1,317,988
CNX Resources Corp.
(a)
.............. 16,058 348,780
Comstock Resources, Inc. ............. 9,306 117,256
CONSOL Energy, Inc. ................ 3,186 292,762
Crescent Energy, Inc., Class A .......... 16,813 204,782
CVR Energy, Inc. ................... 5,953 194,961
Delek US Holdings, Inc. .............. 12,204 321,575
Dorian LPG Ltd. .................... 6,919 221,200
DT Midstream, Inc. .................. 19,801 1,068,660
Earthstone Energy, Inc., Class A
(a)
....... 13,070 276,692
Equitrans Midstream Corp. ............ 88,602 785,900
Excelerate Energy, Inc., Class A ......... 3,579 50,893
Gulfport Energy Corp.
(a)(b)
............. 2,023 250,063
HighPeak Energy, Inc.
(b)
.............. 1,138 20,154
International Seaways, Inc. ............ 4,160 200,054
Kinetik Holdings, Inc., Class A .......... 1,857 65,812
Kosmos Energy Ltd.
(a)(b)
............... 94,120 681,429
Magnolia Oil & Gas Corp., Class A ....... 21,230 476,613
Matador Resources Co. .............. 13,935 859,650
Murphy Oil Corp. ................... 30,400 1,364,048
Northern Oil & Gas, Inc. .............. 9,747 373,700
Par Pacific Holdings, Inc.
(a)
............ 11,491 377,135
PBF Energy, Inc., Class A ............. 22,466 1,067,809
Peabody Energy Corp. ............... 22,801 537,876
Permian Resources Corp., Class A ....... 56,768 827,110
REX American Resources Corp.
(a)
....... 2,183 82,976
Riley Exploration Permian, Inc. .......... 427 13,515

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
SandRidge Energy, Inc. .............. 4,047 $ 64,145
SilverBow Resources, Inc.
(a)
............ 2,556 87,160
Sitio Royalties Corp., Class A ........... 16,809 415,518
SM Energy Co. .................... 12,625 509,040
Southwestern Energy Co.
(a)
............ 225,477 1,607,651
Talos Energy, Inc.
(a)
................. 20,563 318,726
Tellurian, Inc.
(a)(b)
................... 118,819 81,985
VAALCO Energy, Inc. ................ 22,032 98,483
Vital Energy, Inc.
(a)
.................. 3,441 172,188
Vitesse Energy, Inc. ................. 2,296 54,392
W&T Offshore, Inc.
(a)
................ 19,890 82,543
World Kinect Corp. .................. 12,342 228,327
21,423,363
Paper & Forest Products — 0.3%
Clearwater Paper Corp.
(a)
............. 3,410 115,292
Louisiana-Pacific Corp. ............... 13,082 670,845
Mercer International, Inc. .............. 3,340 26,519
Sylvamo Corp. .................... 4,179 185,130
997,786
Passenger Airlines — 0.5%
Alaska Air Group, Inc.
(a)
............... 26,044 823,772
Hawaiian Holdings, Inc.
(a)(b)
............ 5,042 21,227
JetBlue Airways Corp.
(a)(b)
............. 43,439 163,331
SkyWest, Inc.
(a)
.................... 8,619 363,463
Spirit Airlines, Inc. .................. 22,234 255,246
1,627,039
Personal Care Products — 0.3%
Edgewell Personal Care Co. ........... 10,355 361,390
Herbalife Ltd.
(a)
.................... 20,225 288,206
Medifast, Inc. ..................... 1,322 91,430
Nu Skin Enterprises, Inc., Class A ........ 10,293 195,464
Olaplex Holdings, Inc.
(a)
.............. 15,122 21,473
USANA Health Sciences, Inc.
(a)
......... 899 40,949
998,912
Pharmaceuticals — 1.2%
Collegium Pharmaceutical, Inc.
(a)
........ 7,074 153,930
Corcept Therapeutics, Inc.
(a)(b)
.......... 8,560 240,365
Cymabay Therapeutics, Inc.
(a)
.......... 11,800 193,284
Elanco Animal Health, Inc.
(a)
............ 100,911 889,026
Innoviva, Inc.
(a)(b)
................... 11,771 146,078
Organon & Co. .................... 52,379 774,685
Perrigo Co. plc .................... 27,650 764,246
Prestige Consumer Healthcare, Inc.
(a)
..... 10,104 599,774
SIGA Technologies, Inc. .............. 5,996 30,580
Supernus Pharmaceuticals, Inc.
(a)
........ 5,796 138,235
Tarsus Pharmaceuticals, Inc.
(a)(b)
......... 3,464 49,327
Theravance Biopharma, Inc.
(a)(b)
......... 3,789 35,768
Tilray Brands, Inc., Class 2
(a)(b)
.......... 61,319 110,374
Ventyx Biosciences, Inc.
(a)(b)
............ 5,771 83,218
4,208,890
Professional Services — 2.1%
Alight, Inc., Class A
(a)(b)
............... 33,794 224,392
ASGN, Inc.
(a)
...................... 4,251 354,788
Barrett Business Services, Inc. .......... 686 62,742
CACI International, Inc., Class A
(a)
....... 2,910 945,052
Clarivate plc
(a)(b)
.................... 49,179 313,762
Concentrix Corp. ................... 8,860 675,221
Conduent, Inc.
(a)
................... 34,754 110,865
CSG Systems International, Inc. ......... 3,831 179,521
Dun & Bradstreet Holdings, Inc. ......... 47,429 415,478
First Advantage Corp. ................ 6,287 81,794
Forrester Research, Inc.
(a)
............. 1,377 31,946
Security
Shares
Shares Value
Professional Services (continued)
Heidrick & Struggles International, Inc. .... 2,834 $ 68,980
HireRight Holdings Corp.
(a)
............ 1,688 15,546
ICF International, Inc. ................ 1,517 192,249
Kelly Services, Inc., Class A, NVS ....... 6,688 119,381
Kforce, Inc. ....................... 1,874 114,389
Korn Ferry ....................... 5,978 272,119
ManpowerGroup, Inc. ................ 10,120 708,096
Maximus, Inc. ..................... 5,707 426,427
Resources Connection, Inc. ............ 4,612 62,124
Science Applications International Corp. ... 11,020 1,203,825
Sterling Check Corp.
(a)(b)
.............. 3,702 41,388
TriNet Group, Inc.
(a)(b)
................ 3,704 380,586
TrueBlue, Inc.
(a)
.................... 6,363 70,438
TTEC Holdings, Inc. ................. 4,052 83,390
7,154,499
Real Estate Management & Development — 0.9%
Anywhere Real Estate, Inc.
(a)
........... 22,874 106,821
Compass, Inc., Class A
(a)(b)
............ 64,643 127,993
Cushman & Wakefield plc
(a)
............ 34,367 253,285
DigitalBridge Group, Inc., Class A
(b)
....... 12,851 203,688
Forestar Group, Inc.
(a)
................ 2,116 50,255
Howard Hughes Holdings, Inc.
(a)(b)
........ 2,243 148,778
Jones Lang LaSalle, Inc.
(a)
............. 9,762 1,248,755
Kennedy-Wilson Holdings, Inc. .......... 24,116 310,373
Marcus & Millichap, Inc. .............. 2,621 75,223
Newmark Group, Inc., Class A .......... 25,055 142,062
Opendoor Technologies, Inc.
(a)(b)
......... 115,960 220,324
Redfin Corp.
(a)(b)
.................... 23,279 108,480
Seritage Growth Properties, Class A
(a)
..... 7,924 57,370
3,053,407
Residential REITs — 0.5%
Apartment Income REIT Corp. .......... 17,050 498,030
Apartment Investment & Management Co.,
Class A
(a)
...................... 15,371 90,074
Centerspace ...................... 3,070 149,140
Elme Communities .................. 17,685 225,661
Independence Realty Trust, Inc. ......... 22,566 279,593
NexPoint Residential Trust, Inc. ......... 2,392 64,560
UMH Properties, Inc. ................ 11,969 165,292
Veris Residential, Inc. ................ 6,087 81,505
1,553,855
Retail REITs — 1.6%
Acadia Realty Trust ................. 10,698 153,195
Agree Realty Corp. ................. 9,641 539,318
Alexander's, Inc. ................... 448 84,220
Brixmor Property Group, Inc. ........... 31,923 663,679
CBL & Associates Properties, Inc. ........ 5,180 107,381
Getty Realty Corp. .................. 5,974 159,028
InvenTrust Properties Corp. ............ 8,494 213,199
Kite Realty Group Trust ............... 26,144 557,390
Macerich Co. (The) ................. 44,338 430,965
Phillips Edison & Co., Inc. ............. 12,085 426,721
Retail Opportunity Investments Corp. ..... 16,977 199,310
RPT Realty ....................... 16,512 178,165
Saul Centers, Inc. .................. 2,656 92,349
SITE Centers Corp. ................. 22,160 258,386
Spirit Realty Capital, Inc. .............. 18,613 669,882
Tanger Factory Outlet Centers, Inc. ....... 12,076 272,314
Urban Edge Properties ............... 13,112 207,956
Whitestone REIT ................... 5,627 55,989
5,269,447

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 1.2%
ACM Research, Inc., Class A
(a)
.......... 4,296 $ 58,426
Alpha & Omega Semiconductor Ltd.
(a)
..... 4,561 108,187
Amkor Technology, Inc. ............... 11,552 240,975
Cirrus Logic, Inc.
(a)(b)
................. 7,322 490,061
Diodes, Inc.
(a)
..................... 4,536 295,203
Ichor Holdings Ltd.
(a)
................. 2,016 48,908
Magnachip Semiconductor Corp.
(a)
....... 4,523 33,425
MaxLinear, Inc.
(a)
................... 10,085 153,292
MKS Instruments, Inc. ............... 8,712 572,030
Photronics, Inc.
(a)
................... 12,794 234,898
Power Integrations, Inc. .............. 6,593 457,093
Semtech Corp.
(a)
................... 4,921 68,697
SMART Global Holdings, Inc.
(a)
.......... 10,309 141,233
Synaptics, Inc.
(a)
................... 4,166 348,528
Ultra Clean Holdings, Inc.
(a)
............ 3,377 80,575
Veeco Instruments, Inc.
(a)
............. 5,069 121,352
Wolfspeed, Inc.
(a)(b)
.................. 12,798 433,084
3,885,967
Software — 1.5%
ACI Worldwide, Inc.
(a)
................ 8,861 180,499
Adeia, Inc. ....................... 21,901 184,625
Alteryx, Inc., Class A
(a)
............... 4,825 154,448
Aurora Innovation, Inc., Class A
(a)(b)
....... 153,042 267,823
Blackbaud, Inc.
(a)
................... 3,246 212,288
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 16,719 180,064
Cerence, Inc.
(a)(b)
................... 2,710 41,490
CommVault Systems, Inc.
(a)
............ 5,172 337,990
Consensus Cloud Solutions, Inc.
(a)(b)
...... 3,762 81,222
Digital Turbine, Inc.
(a)
................ 11,685 55,387
Dropbox, Inc., Class A
(a)(b)
............. 23,425 616,077
Ebix, Inc. ........................ 5,081 30,943
Guidewire Software, Inc.
(a)
............. 7,109 640,734
Informatica, Inc., Class A
(a)(b)
........... 4,093 78,504
Matterport, Inc., Class A
(a)
............. 32,789 66,890
Mitek Systems, Inc.
(a)
................ 4,748 50,709
NCR Voyix Corp.
(a)(b)
................. 27,681 423,242
Nutanix, Inc., Class A
(a)
............... 16,308 590,186
ON24, Inc. ....................... 8,884 54,637
PROS Holdings, Inc.
(a)(b)
.............. 5,411 168,553
RingCentral, Inc., Class A
(a)
............ 9,512 252,829
SolarWinds Corp.
(a)
................. 6,360 58,576
Verint Systems, Inc.
(a)
................ 8,854 166,544
Xperi, Inc.
(a)
....................... 9,040 76,750
Yext, Inc.
(a)(b)
...................... 7,350 44,320
5,015,330
Specialized REITs — 0.6%
EPR Properties .................... 9,919 423,541
Four Corners Property Trust, Inc. ........ 9,042 192,595
Gladstone Land Corp. ............... 3,859 52,714
National Storage Affiliates Trust ......... 7,147 203,832
Outfront Media, Inc. ................. 12,903 125,933
PotlatchDeltic Corp. ................. 9,676 414,617
Rayonier, Inc. ..................... 14,257 359,847
Safehold, Inc.
(b)
.................... 4,955 80,618
Uniti Group, Inc. ................... 48,967 225,248
2,078,945
Specialty Retail — 3.8%
Aaron's Co., Inc. (The) ............... 6,574 48,713
Abercrombie & Fitch Co., Class A
(a)
....... 5,985 364,008
Academy Sports & Outdoors, Inc. ........ 7,759 347,914
American Eagle Outfitters, Inc. .......... 38,046 664,664
America's Car-Mart, Inc.
(a)
............. 1,224 81,984
Arhaus, Inc., Class A
(a)(b)
.............. 8,364 72,098
Security
Shares
Shares Value
Specialty Retail (continued)
Arko Corp. ....................... 9,363 $ 70,691
Asbury Automotive Group, Inc.
(a)
......... 4,204 804,519
AutoNation, Inc.
(a)
................... 5,494 714,660
Boot Barn Holdings, Inc.
(a)(b)
............ 3,019 209,821
Buckle, Inc. (The) .................. 6,032 203,701
Caleres, Inc. ...................... 6,995 178,932
Camping World Holdings, Inc., Class A .... 4,053 67,888
Carvana Co., Class A
(a)(b)
.............. 19,663 530,901
Chico's FAS, Inc.
(a)
.................. 25,604 191,518
Designer Brands, Inc., Class A .......... 10,149 102,606
Foot Locker, Inc. ................... 16,715 350,848
GameStop Corp., Class A
(a)(b)
........... 31,220 429,899
Gap, Inc. (The) .................... 43,968 562,790
Genesco, Inc.
(a)
.................... 2,366 64,852
Group 1 Automotive, Inc. .............. 2,881 726,963
Guess?, Inc. ...................... 5,655 121,582
Haverty Furniture Cos., Inc. ............ 2,710 70,596
Hibbett, Inc. ...................... 2,607 120,104
Leslie's, Inc.
(a)
..................... 37,538 185,438
Lithia Motors, Inc., Class A ............ 5,637 1,365,338
MarineMax, Inc.
(a)
................... 4,085 111,847
Monro, Inc. ....................... 2,525 62,671
National Vision Holdings, Inc.
(a)
......... 8,762 136,161
ODP Corp. (The)
(a)
.................. 6,920 310,846
Overstock.com, Inc.
(a)
................ 6,279 97,952
Petco Health & Wellness Co., Inc.
(a)(b)
..... 17,081 59,100
Revolve Group, Inc., Class A
(a)(b)
......... 2,678 36,822
RH
(a)
........................... 1,157 252,180
Sally Beauty Holdings, Inc.
(a)
........... 21,734 184,739
Shoe Carnival, Inc. .................. 3,700 84,656
Signet Jewelers Ltd. ................. 9,313 650,327
Sleep Number Corp.
(a)
............... 4,323 70,335
Sonic Automotive, Inc., Class A ......... 3,292 157,522
Upbound Group, Inc. ................ 9,388 244,651
Urban Outfitters, Inc.
(a)
............... 11,528 399,099
Valvoline, Inc. ..................... 13,130 389,567
Victoria's Secret & Co.
(a)
.............. 15,835 283,130
Wayfair, Inc., Class A
(a)
............... 18,484 787,603
12,972,236
Technology Hardware, Storage & Peripherals — 0.4%
Avid Technology, Inc.
(a)
............... 4,049 109,404
Corsair Gaming, Inc.
(a)
............... 4,298 54,971
CPI Card Group, Inc.
(a)
............... 507 8,391
Super Micro Computer, Inc.
(a)(b)
.......... 4,090 979,432
Xerox Holdings Corp. ................ 23,578 302,742
1,454,940
Textiles, Apparel & Luxury Goods — 1.9%
Capri Holdings Ltd.
(a)
................ 23,752 1,215,627
Carter's, Inc. ...................... 7,658 514,311
Columbia Sportswear Co. ............. 2,492 183,910
Crocs, Inc.
(a)(b)
..................... 3,939 351,832
G-III Apparel Group Ltd.
(a)
............. 8,270 211,299
Hanesbrands, Inc. .................. 71,812 300,892
Kontoor Brands, Inc. ................. 10,236 475,462
Levi Strauss & Co., Class A ............ 20,637 282,108
Movado Group, Inc. ................. 3,289 91,632
Oxford Industries, Inc. ............... 1,975 166,690
PVH Corp.
(b)
...................... 12,834 954,208
Ralph Lauren Corp., Class A ........... 8,251 928,485
Steven Madden Ltd. ................. 9,241 303,012
Under Armour, Inc., Class A
(a)
........... 37,972 260,108
Under Armour, Inc., Class C, NVS
(a)
...... 41,463 266,607

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc. ............ 9,799 $ 78,882
6,585,065
Tobacco — 0.2%
Turning Point Brands, Inc. ............. 2,027 40,641
Universal Corp. .................... 5,089 229,005
Vector Group Ltd. .................. 27,459 282,279
551,925
Trading Companies & Distributors — 1.9%
Air Lease Corp., Class A .............. 21,127 731,628
Alta Equipment Group, Inc., Class A ...... 1,737 15,963
Beacon Roofing Supply, Inc.
(a)(b)
......... 4,837 344,249
BlueLinx Holdings, Inc.
(a)
.............. 1,258 89,456
Boise Cascade Co. ................. 8,108 760,125
DXP Enterprises, Inc.
(a)
............... 1,418 46,227
FTAI Aviation Ltd. ................... 6,993 263,007
GATX Corp. ...................... 4,184 437,563
Global Industrial Co. ................. 1,206 38,532
GMS, Inc.
(a)
....................... 8,321 486,612
H&E Equipment Services, Inc. .......... 3,271 133,195
Herc Holdings, Inc. .................. 2,544 271,674
MRC Global, Inc.
(a)
.................. 17,029 178,975
MSC Industrial Direct Co., Inc., Class A .... 5,360 507,860
NOW, Inc.
(a)
...................... 21,773 239,938
Rush Enterprises, Inc., Class A ......... 6,195 220,418
Rush Enterprises, Inc., Class B ......... 990 40,036
Titan Machinery, Inc.
(a)
............... 2,360 58,622
Veritiv Corp. ...................... 2,789 472,485
WESCO International, Inc. ............. 9,042 1,159,184
6,495,749
Water Utilities — 0.2%
American States Water Co. ............ 2,728 212,920
Artesian Resources Corp., Class A, NVS ... 943 37,060
California Water Service Group ......... 5,697 277,330
SJW Group ....................... 2,256 140,955
York Water Co. (The) ................ 967 34,880
703,145
Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co. ..... 4,462 105,571
Telephone & Data Systems, Inc. ......... 19,978 363,400
United States Cellular Corp.
(a)
.......... 2,870 120,626
589,597
Total Long-Term Investments — 99.7%
(Cost: $382,674,477) ............................. 336,681,170
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 24,255,646 $ 24,265,349
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 878,860 878,860
Total Short-Term Securities — 7.4%
(Cost: $25,131,174) .............................. 25,144,209
Total Investments — 107.1%
(Cost: $407,805,651 ) ............................. 361,825,379
Liabilities in Excess of Other Assets — (7.1)% ............ (23,953,138)
Net Assets — 100.0% ..............................
$ 337,872,241
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares ............... $ 31,694,311 $ — $ (7,431,662)
(a)
$ 404 $ 2,296 $ 24,265,349 24,255,646 $ 254,913
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,090,401 — (211,541)
(a)
— — 878,860 878,860 20,092 —
$ 404 $ 2,296 $ 25,144,209 $ 275,005 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 10 12/15/23 $ 834 $ (41,959)
S&P Midcap 400 E-Mini Index ................................................. 1 12/15/23 238 (13,939)
$ (55,898)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 55,898 $ — $ — $ — $ 55,898
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (23,973) $ — $ — $ — $ (23,973)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (58,629) $ — $ — $ — $ (58,629)

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Morningstar Small-Cap Value ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,061,895
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 336,049,609 $ 631,561 $ — $ 336,681,170
Short-Term Securities
Money Market Funds ...................................... 25,144,209 — — 25,144,209
$ 361,193,818 $ 631,561 $ — $ 361,825,379
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (55,898) $ — $ — $ (55,898)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

October 31, 2023

Financial Statements
See notes to financial statements.
iShares
Morningstar
Growth ETF
iShares
Morningstar
Mid-Cap ETF
iShares
Morningstar
Mid-Cap
Growth ETF
iShares
Morningstar
Small-Cap
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 1,626,983,744 $ 687,457,140 $ 1,443,125,618 $ 375,193,262
Investments, at value — affiliated
(c)
............................................ 32,574,150 23,337,397 82,161,954 54,398,685
Cash   ............................................................... — — — 2
Cash pledged:
Futures contracts ...................................................... 112,000 59,000 187,000 69,000
Receivables: – – – –
Securities lending income — affiliated ........................................ 8,231 9,488 22,946 46,961
Capital shares sold ..................................................... — — — 207,826
Dividends — unaffiliated ................................................. 303,528 420,056 302,239 42,880
Dividends — affiliated ................................................... 17,867 5,848 10,433 3,700
Variation margin on futures contracts ......................................... 9,734 8,701 18,438 7,361
Total assets ...........................................................
1,660,009,254 711,297,630 1,525,828,628 429,969,677
LIABILITIES
Collateral on securities loaned ............................................... 30,799,397 22,511,670 79,744,651 53,594,831
Payables: – – – –
Investment advisory fees ................................................. 56,806 23,891 76,504 18,584
Total liabilities ..........................................................
30,856,203 22,535,561 79,821,155 53,613,415
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 1,629,153,051 $ 688,762,069 $ 1,446,007,473 $ 376,356,262
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 1,532,312,469 $ 782,823,207 $ 1,763,053,287 $ 564,401,073
Accumulated earnings (loss) ................................................ 96,840,582 (94,061,138) (317,045,814) (188,044,811)
NET ASSETS ..........................................................
$ 1,629,153,051 $ 688,762,069 $ 1,446,007,473 $ 376,356,262
NET ASSET VALUE
Shares outstanding ......................................................
27,800,000 12,100,000 26,800,000 10,450,000
Net asset value .........................................................
$ 58.60 $ 56.92 $ 53.96 $ 36.01
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 1,335,119,568 $ 695,471,477 $ 1,486,894,649 $ 425,836,178
(b)
  Securities loaned, at value ............................................ $ 30,648,038 $ 21,949,208 $ 79,215,118 $ 52,847,779
(c)
  Investments, at cost — affiliated ......................................... $ 32,566,835 $ 23,326,862 $ 82,122,178 $ 54,364,230

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2023
2023
iShares Semi-Annual Report to Shareholders

See notes to financial statements.
iShares
Morningstar
Small-Cap
Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 336,681,170
Investments, at value — affiliated
(c)
.......................................................................................... 25,144,209
Cash pledged:
Futures contracts .................................................................................................... 85,000
Receivables: –
Investments sold .................................................................................................... 19,007
Securities lending income — affiliated ...................................................................................... 11,001
Dividends — unaffiliated ............................................................................................... 197,994
Dividends — affiliated ................................................................................................. 3,994
Variation margin on futures contracts ....................................................................................... 9,490
Total assets .........................................................................................................
362,151,865
LIABILITIES
Collateral on securities loaned ............................................................................................. 24,261,635
Payables: –
Investment advisory fees ............................................................................................... 17,682
Other accrued expenses ............................................................................................... 307
Total liabilities ........................................................................................................
24,279,624
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 337,872,241
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 428,117,567
Accumulated loss ..................................................................................................... (90,245,326)
NET ASSETS ........................................................................................................
$ 337,872,241
NET ASSET VALUE
Shares outstanding ....................................................................................................
6,950,000
Net asset value .......................................................................................................
$ 48.61
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 382,674,477
(b)
  Securities loaned, at value ...................................................................................... $ 23,828,971
(c)
  Investments, at cost — affiliated ................................................................................... $ 25,131,174

Statements of Operations
(unaudited)

Six Months Ended October 31, 2023

Financial Statements
iShares
Morningstar
Growth ETF
iShares
Morningstar
Mid-Cap ETF
iShares
Morningstar
Mid-Cap Growth
ETF
iShares
Morningstar
Small-Cap
Growth ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 6,426,943 $ 6,531,989 $ 7,230,015 $ 1,277,923
Dividends — affiliated ................................................... 85,516 35,983 79,459 23,545
Interest — unaffiliated ................................................... — — 6,063 3,336
Securities lending income — affiliated — net ................................... 41,819 69,094 145,435 436,837
Foreign taxes withheld .................................................. (1,405) (3,526) (6,361) —
Total investment income ...................................................
6,552,873 6,633,540 7,454,611 1,741,641
EXPENSES
Investment advisory .................................................... 343,687 147,914 463,658 116,066
Total expenses .........................................................
343,687 147,914 463,658 116,066
Net investment income ....................................................
6,209,186 6,485,626 6,990,953 1,625,575
REALIZED AND UNREALIZED GAIN (LOSS) $ 76,562,131 $ (39,461,003) $ (73,839,542) $ (24,094,270)
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (11,765,578) $ (11,747,575) $ (14,191,445) $ (8,246,737)
Investments — affiliated ............................................... 7,618 3,412 961 4,788
Foreign currency transactions ........................................... 256 — — —
Futures contracts .................................................... 334,476 (17,357) 58,231 12,793
In-kind redemptions — unaffiliated
(a)
....................................... 49,002,086 1,699,648 9,764,137 7,973,785
37,578,858 (10,061,872) (4,368,116) (255,371)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 39,203,820 (29,326,541) (69,226,873) (23,790,634)
Investments — affiliated ............................................... (5,829) (2,252) 3,185 1,185
Futures contracts .................................................... (214,717) (70,337) (247,738) (49,449)
38,983,274 (29,399,130) (69,471,426) (23,838,898)
Net realized and unrealized gain (loss) .........................................
76,562,132 (39,461,002) (73,839,542) (24,094,269)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........
$ 82,771,318 $ (32,975,376) $ (66,848,589) $ (22,468,694)
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended October 31, 2023
2023
iShares Semi-Annual Report to Shareholders

iShares
Morningstar
Small-Cap
Value ETF
INVESTMENT INCOME –
Dividends — unaffiliated ............................................................................................... $ 4,671,685
Dividends — affiliated ................................................................................................. 20,092
Interest — unaffiliated ................................................................................................. 2,696
Securities lending income — affiliated — net ................................................................................. 254,913
Foreign taxes withheld ................................................................................................ (2,947)
Total investment income .................................................................................................
4,946,439
EXPENSES
Investment advisory .................................................................................................. 113,240
Total expenses .......................................................................................................
113,240
Net investment income ..................................................................................................
4,833,199
REALIZED AND UNREALIZED GAIN (LOSS) $ (19,344,365)
Net realized gain (loss) from:
Investments — unaffiliated ........................................................................................... $ (4,269,801)
Investments — affiliated ............................................................................................. 404
Futures contracts .................................................................................................. (23,973)
In-kind redemptions — unaffiliated
(a)
..................................................................................... 3,350,073
(943,297)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (18,344,736)
Investments — affiliated ............................................................................................. 2,296
Futures contracts .................................................................................................. (58,629)
(18,401,069)
Net realized and unrealized loss ............................................................................................
(19,344,366)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (14,511,167)
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
iShares Morningstar Growth ETF iShares Morningstar Mid-Cap ETF
Six Months Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Six Months Ended
10/31/23
(unaudited)
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 6,209,186 $ 11,870,073 $ 6,485,626 $ 12,771,284
Net realized gain (loss) ............................................ 37,578,858 (106,758,696) (10,061,872) (28,520,129)
Net change in unrealized appreciation (depreciation) ........................ 38,983,274 86,303,003 (29,399,130) (318,487)
Net increase (decrease) in net assets resulting from operations ...................
82,771,318 (8,585,620) (32,975,376) (16,067,332)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(5,768,596) (12,112,028) (5,832,013)
(b)
(12,616,997)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
(57,492,846) (81,276,183) 2,942,425 (29,684,689)
NET ASSETS
Total increase (decrease) in net assets ................................... 19,509,876 (101,973,831) (35,864,964) (58,369,018)
Beginning of period ................................................
1,609,643,175 1,711,617,006 724,627,033 782,996,051
End of period ....................................................
$ 1,629,153,051 $ 1,609,643,175 $ 688,762,069 $ 724,627,033
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2023
iShares Semi-Annual Report to Shareholders

See notes to financial statements.
iShares Morningstar Mid-Cap Growth ETF iShares Morningstar Small-Cap Growth ETF
Six Months Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Six Months Ended
10/31/23
(unaudited)
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 6,990,953 $ 11,208,146 $ 1,625,575 $ 3,489,981
Net realized loss ................................................ (4,368,116) (171,297,960) (255,371) (70,668,090)
Net change in unrealized appreciation (depreciation) ........................ (69,471,426) 145,253,643 (23,838,898) 64,605,629
Net decrease in net assets resulting from operations ..........................
(66,848,589) (14,836,171) (22,468,694) (2,572,480)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(6,243,662)
(b)
(11,519,624) (1,679,568)
(b)
(3,674,642)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
119,628,211 338,545,817 (1,782,960) 90,416,313
NET ASSETS
Total increase (decrease) in net assets ................................... 46,535,960 312,190,022 (25,931,222) 84,169,191
Beginning of period ................................................
1,399,471,513 1,087,281,491 402,287,484 318,118,293
End of period ....................................................
$ 1,446,007,473 $ 1,399,471,513 $ 376,356,262 $ 402,287,484
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
iShares Morningstar Small-Cap Value ETF
Six Months Ended
10/31/23
(unaudited)
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 4,833,199 $ 8,977,551
Net realized loss .................................................................................. (943,297) (3,473,253)
Net change in unrealized appreciation (depreciation) .......................................................... (18,401,069) (22,604,189)
Net decrease in net assets resulting from operations ............................................................
(14,511,167) (17,099,891)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(4,559,105)
(b)
(8,550,267)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(30,583,879) 45,853,900
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (49,654,151) 20,203,742
Beginning of period ..................................................................................
387,526,392 367,322,650
End of period ......................................................................................
$ 337,872,241 $ 387,526,392
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2023
iShares Semi-Annual Report to Shareholders

iShares Morningstar Growth ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of period .................
$ 55.89  $ 56.30  $ 61.87  $ 42.80  $ 38.08  $ 33.00
Net investment income
(b)
.........................
0.22  0.40  0.29  0.14  0.21  0.23
Net realized and unrealized gain (loss)
(c)
...............
2.70  (0.40) (5.56) 19.07  4.73  5.10
Net increase (decrease) from investment operations ........ 2.92  0.00  (5.27) 19.21  4.94  5.33
Distributions from net investment income
(d)
............... (0.21) (0.41) (0.30) (0.14) (0.22) (0.25)
Net asset value, end of period ...................... $ 58.60  $ 55.89  $ 56.30  $ 61.87  $ 42.80  $ 38.08
Total Return
(e)
— — — — — —
Based on net asset value .......................... 5.22%
(f)
0.05% (8.59)% 44.94% 13.04% 16.21%
Ratios to Average Net Assets
(g)
Total expenses .................................
0.04%
(h)
0.04% 0.04% 0.23% 0.25% 0.25%
Net investment income ............................
0.72%
(h)
0.76% 0.45% 0.27% 0.54% 0.66%
Supplemental Data
Net assets, end of period (000) ...................... $ 1,629,153  $ 1,609,643  $ 1,711,617  $ 1,887,051  $ 1,519,374  $ 1,104,273
Portfolio turnover rate
(i)
............................ 10% 28% 22% 97% 28% 23%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares Morningstar Mid-Cap ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of period ...............
$ 60.14  $ 62.39  $ 65.81  $ 43.02  $ 49.08  $ 45.05
Net investment income
(b)
.......................
0.54  1.03  0.82  0.57  0.67  0.75
Net realized and unrealized gain (loss)
(c)
.............
(3.27) (2.26) (3.38) 22.83  (6.03) 4.05
Net increase (decrease) from investment operations ...... (2.73) (1.23) (2.56) 23.40  (5.36) 4.80
Distributions from net investment income
(d)
............. (0.49)
(e)
(1.02) (0.86) (0.61) (0.70) (0.77)
Net asset value, end of period .................... $ 56.92  $ 60.14  $ 62.39  $ 65.81  $ 43.02  $ 49.08
Total Return
(f)
— — — — — —
Based on net asset value ........................ (4.57)%
(g)
(1.91)% (3.99)% 54.74% (10.99)% 10.79%
Ratios to Average Net Assets
(h)
Total expenses ...............................
0.04%
(i)
0.04% 0.04% 0.22% 0.25% 0.25%
Net investment income ..........................
1.75%
(i)
1.72% 1.22% 1.06% 1.39% 1.63%
Supplemental Data
Net assets, end of period (000) .................... $ 688,762  $ 724,627  $ 782,996  $ 881,917  $ 567,905  $ 716,534
Portfolio turnover rate
(j)
.......................... 13% 24% 27% 133% 55% 60%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Semi-Annual Report to Shareholders

iShares Morningstar Mid-Cap Growth ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of period ................
$ 56.43  $ 57.83  $ 66.52  $ 42.27  $ 40.66  $ 34.55
Net investment income
(b)
........................
0.27  0.52  0.35  0.07  0.13  0.09
Net realized and unrealized gain (loss)
(c)
..............
(2.50) (1.40) (8.65) 24.23  1.61  6.13
Net increase (decrease) from investment operations ....... (2.23) (0.88) (8.30) 24.30  1.74  6.22
Distributions from net investment income
(d)
.............. (0.24)
(e)
(0.52) (0.39) (0.05) (0.13) (0.11)
Net asset value, end of period ..................... $ 53.96  $ 56.43  $ 57.83  $ 66.52  $ 42.27  $ 40.66
Total Return
(f)
— — — — — —
Based on net asset value ......................... (3.99)%
(g)
(1.49)% (12.56)% 57.51% 4.29% 18.03%
Ratios to Average Net Assets
(h)
Total expenses ................................
0.06%
(i)
0.06% 0.06% 0.27% 0.30% 0.30%
Net investment income ...........................
0.90%
(i)
0.93% 0.51% 0.12% 0.31% 0.25%
Supplemental Data
Net assets, end of period (000) ..................... $ 1,446,007  $ 1,399,472  $ 1,087,281  $ 1,519,880  $ 532,633  $ 475,724
Portfolio turnover rate
(j)
........................... 19% 43% 43% 90% 26% 30%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares Morningstar Small-Cap Growth ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of period ...............
$ 38.31  $ 39.27  $ 51.60  $ 31.92  $ 34.17  $ 30.51
Net investment income
(b)
.......................
0.17  0.35  0.31  0.05  0.08  0.04
Net realized and unrealized gain (loss)
(c)
.............
(2.29) (0.94) (12.30) 19.68  (2.24) 3.72
Net increase (decrease) from investment operations ...... (2.12) (0.59) (11.99) 19.73  (2.16) 3.76
Distributions from net investment income
(d)
............. (0.18)
(e)
(0.37) (0.34) (0.05) (0.09) (0.10)
Net asset value, end of period .................... $ 36.01  $ 38.31  $ 39.27  $ 51.60  $ 31.92  $ 34.17
Total Return
(f)
— — — — — —
Based on net asset value ........................ (5.58)%
(g)
(1.45)% (23.36)% 61.86% (6.32)% 12.35%
Ratios to Average Net Assets
(h)
Total expenses ...............................
0.06%
(i)
0.06% 0.06% 0.26% 0.30% 0.30%
Net investment income ..........................
0.84%
(i)
0.94% 0.65% 0.11% 0.24% 0.12%
Supplemental Data
Net assets, end of period (000) .................... $ 376,356  $ 402,287  $ 318,118  $ 766,315  $ 191,512  $ 215,251
Portfolio turnover rate
(j)
.......................... 24% 52% 58% 156% 57% 55%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Semi-Annual Report to Shareholders

iShares Morningstar Small-Cap Value ETF
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of period ...............
$ 51.33  $ 54.82  $ 58.31  $ 32.95  $ 47.85  $ 48.08
Net investment income
(b)
.......................
0.68  1.24  1.03  0.89  1.02  1.08
Net realized and unrealized gain (loss)
(c)
.............
(2.76) (3.55) (3.43) 25.39  (14.74) (0.23)
Net increase (decrease) from investment operations ...... (2.08) (2.31) (2.40) 26.28  (13.72) 0.85
Distributions from net investment income
(d)
............. (0.64)
(e)
(1.18) (1.09) (0.92) (1.18) (1.08)
Net asset value, end of period .................... $ 48.61  $ 51.33  $ 54.82  $ 58.31  $ 32.95  $ 47.85
Total Return
(f)
— — — — — —
Based on net asset value ........................ (4.11)%
(g)
(4.20)% (4.19)% 80.90% (29.05)% 1.83%
Ratios to Average Net Assets
(h)
Total expenses ...............................
0.06%
(i)
0.06% 0.06% 0.26% 0.30% 0.30%
Net investment income ..........................
2.56%
(i)
2.33% 1.76% 2.07% 2.34% 2.24%
Supplemental Data
Net assets, end of period (000) .................... $ 337,872  $ 387,526  $ 367,323  $ 446,078  $ 257,012  $ 430,681
Portfolio turnover rate
(j)
.......................... 24% 41% 47% 145% 65% 48%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  October 31, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
Morningstar Growth ................................................................................................... Non-diversified
Morningstar Mid-Cap .................................................................................................. Diversified
Morningstar Mid-Cap Growth ............................................................................................. Diversified
Morningstar Small-Cap Growth ........................................................................................... Diversified
Morningstar Small-Cap Value ............................................................................................. Diversified

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report to Shareholders

3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Morningstar Growth
Barclays Bank PLC ..................................... $ 373,630 $ (373,630) $ – $ –
BNP Paribas SA ....................................... 2,565,258 (2,543,586) – 21,672
(b)
BofA Securities, Inc. .................................... 8,629,694 (8,629,694) – –
Citadel Clearing LLC .................................... 202,032 (201,557) – 475
(b)
Citigroup Global Markets, Inc. .............................. 6,029,419 (6,029,419) – –
Goldman Sachs & Co. LLC ............................... 2,696,155 (2,696,155) – –
HSBC Bank PLC ...................................... 1,769,603 (1,769,603) – –
ING Financial Markets LLC ............................... 23,838 (23,838) – –
J.P. Morgan Securities LLC ............................... 1,815,303 (1,815,303) – –
Morgan Stanley ....................................... 1,088,681 (1,079,162) – 9,519
(b)
SG Americas Securities LLC .............................. 1,354,860 (1,354,860) – –
UBS AG ............................................ 2,930,064 (2,930,064) – –
Wells Fargo Bank N.A. .................................. 902,013 (902,013) – –
Wells Fargo Securities LLC ............................... 267,488 (267,488) – –
$ 30,648,038 $ (30,616,372) $ – $ 31,666
Morningstar Mid-Cap
Barclays Bank PLC ..................................... $ 1,002,884 $ (1,002,884) $ – $ –
Barclays Capital, Inc. ................................... 4,038 (4,038) – –
BNP Paribas SA ....................................... 8,233,348 (8,233,348) – –
BofA Securities, Inc. .................................... 259,664 (259,664) – –
Goldman Sachs & Co. LLC ............................... 2,444,641 (2,444,641) – –
HSBC Bank PLC ...................................... 341,954 (341,954) – –
J.P. Morgan Securities LLC ............................... 3,507,113 (3,507,113) – –
Jefferies LLC ......................................... 9,781 (9,781) – –
Morgan Stanley ....................................... 1,191,873 (1,177,549) – 14,324
(b)
National Financial Services LLC ............................ 352,444 (344,096) – 8,348
(b)
RBC Capital Markets LLC ................................ 821,451 (821,451) – –
SG Americas Securities LLC .............................. 201,626 (200,843) – 783
(b)
Toronto-Dominion Bank .................................. 2,436,751 (2,436,751) – –
UBS AG ............................................ 529,682 (529,682) – –
UBS Securities LLC .................................... 20,474 (20,474) – –
Wells Fargo Bank N.A. .................................. 399,470 (399,470) – –
Wells Fargo Securities LLC ............................... 192,014 (189,239) – 2,775
(b)
$ 21,949,208 $ (21,922,978) $ – $ 26,230
Morningstar Mid-Cap Growth
Barclays Bank PLC ..................................... $ 5,894,460 $ (5,894,460) $ – $ –
Barclays Capital, Inc. ................................... 5,117 (5,117) – –
BNP Paribas SA ....................................... 4,831,658 (4,831,658) – –
BofA Securities, Inc. .................................... 2,311,063 (2,311,063) – –
Citadel Clearing LLC .................................... 6,079,391 (6,079,391) – –
Citigroup Global Markets, Inc. .............................. 1,816,916 (1,816,916) – –
Goldman Sachs & Co. LLC ............................... 10,426,828 (10,426,828) – –
HSBC Bank PLC ...................................... 13,014,069 (12,618,090) – 395,979
J.P. Morgan Securities LLC ............................... 8,204,831 (8,204,831) – –
Jefferies LLC ......................................... 637,688 (637,688) – –
Morgan Stanley ....................................... 2,140,519 (2,140,519) – –
Natixis SA ........................................... 161,632 (161,632) – –
RBC Capital Markets LLC ................................ 14,843,595 (14,843,595) – –
SG Americas Securities LLC .............................. 294,320 (294,320) – –

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report to Shareholders

iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Morningstar Mid-Cap Growth (continued)
Toronto-Dominion Bank .................................. 2,777,948 (2,777,948) – –
UBS AG ............................................ 4,992,212 (4,992,212) – –
UBS Securities LLC .................................... 4,429 (4,429) – –
Wells Fargo Bank N.A. .................................. 778,442 (778,442) – –
$ 79,215,118 $ (78,819,139) $ – $ 395,979
Morningstar Small-Cap Growth
Barclays Bank PLC ..................................... $ 3,560,077 $ (3,560,077) $ – $ –
Barclays Capital, Inc. ................................... 396,355 (386,634) – 9,721
(b)
BNP Paribas SA ....................................... 4,442,535 (4,442,535) – –
BofA Securities, Inc. .................................... 2,961,444 (2,961,444) – –
Citadel Clearing LLC .................................... 816,653 (816,653) – –
Citigroup Global Markets, Inc. .............................. 2,890,174 (2,890,174) – –
Credit Suisse Securities (USA) LLC .......................... 140,248 (140,248) – –
Goldman Sachs & Co. LLC ............................... 9,246,904 (9,246,904) – –
HSBC Bank PLC ...................................... 106,559 (106,559) – –
J.P. Morgan Securities LLC ............................... 7,005,096 (7,005,096) – –
Jefferies LLC ......................................... 267,900 (267,900) – –
Mizuho Securities USA LLC ............................... 71,792 (70,581) – 1,211
(b)
Morgan Stanley ....................................... 10,268,391 (10,268,391) – –
National Financial Services LLC ............................ 1,204,242 (1,204,242) – –
Natixis SA ........................................... 1,362,243 (1,362,243) – –
RBC Capital Markets LLC ................................ 2,918,589 (2,918,589) – –
Scotia Capital (USA), Inc. ................................ 348,002 (348,002) – –
SG Americas Securities LLC .............................. 507,091 (507,091) – –
State Street Bank & Trust Co. .............................. 248,272 (248,272) – –
Toronto-Dominion Bank .................................. 1,537,037 (1,521,545) – 15,492
(b)
UBS AG ............................................ 1,988,507 (1,970,642) – 17,865
(b)
UBS Securities LLC .................................... 56,107 (56,107) – –
Wells Fargo Bank N.A. .................................. 52,387 (52,387) – –
Wells Fargo Securities LLC ............................... 451,174 (451,174) – –
$ 52,847,779 $ (52,803,490) $ – $ 44,289
Morningstar Small-Cap Value
Barclays Bank PLC ..................................... $ 2,540,700 $ (2,540,700) $ – $ –
Barclays Capital, Inc. ................................... 4,985 (4,985) – –
BNP Paribas SA ....................................... 1,995,981 (1,946,356) – 49,625
(b)
BofA Securities, Inc. .................................... 2,814,332 (2,814,332) – –
Citadel Clearing LLC .................................... 1,080,234 (1,080,234) – –
Citigroup Global Markets, Inc. .............................. 2,037,459 (2,031,989) – 5,470
(b)
Credit Suisse Securities (USA) LLC .......................... 9,087 (9,087) – –
Deutsche Bank Securities, Inc. ............................. 343,872 (343,872) – –
Goldman Sachs & Co. LLC ............................... 2,020,437 (2,020,437) – –
HSBC Bank PLC ...................................... 17,806 (17,806) – –
ING Financial Markets LLC ............................... 6,660 (6,660) – –
J.P. Morgan Securities LLC ............................... 1,334,100 (1,334,100) – –
Jefferies LLC ......................................... 900,588 (900,588) – –
Morgan Stanley ....................................... 3,090,437 (3,090,437) – –
National Financial Services LLC ............................ 685,508 (685,508) – –
Natixis SA ........................................... 201,989 (201,989) – –
RBC Capital Markets LLC ................................ 250,675 (250,675) – –
Scotia Capital (USA), Inc. ................................ 649,173 (649,173) – –
SG Americas Securities LLC .............................. 1,000,892 (1,000,892) – –
State Street Bank & Trust Co. .............................. 776,497 (776,497) – –
Toronto-Dominion Bank .................................. 132,233 (132,233) – –
UBS AG ............................................ 1,449,254 (1,449,254) – –
UBS Securities LLC .................................... 121,320 (121,320) – –
Virtu Americas LLC ..................................... 46,508 (42,907) – 3,601
(b)
Wells Fargo Bank N.A. .................................. 252,859 (252,859) – –
Wells Fargo Securities LLC ............................... 65,385 (65,385) – –
$ 23,828,971 $ (23,770,275) $ – $ 58,696
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of October 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement,
iShares ETF Investment Advisory Fees
Morningstar Growth ................................................................................................ 0.04%
Morningstar Mid-Cap ............................................................................................... 0.04
Morningstar Mid-Cap Growth .......................................................................................... 0.06
Morningstar Small-Cap Growth ........................................................................................ 0.06
Morningstar Small-Cap Value .......................................................................................... 0.06

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report to Shareholders

will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
October 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended October 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended October 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended October 31, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
iShares ETF Amounts
Morningstar Growth ....................................................................................................... $ 14,484
Morningstar Mid-Cap ...................................................................................................... 20,402
Morningstar Mid-Cap Growth ................................................................................................. 48,978
Morningstar Small-Cap Growth ............................................................................................... 113,286
Morningstar Small-Cap Value ................................................................................................. 62,642
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Morningstar Growth .................................................................... $ 99,987,157 $ 71,883,136 $ (4,517,828)
Morningstar Mid-Cap ................................................................... 27,085,708 43,075,798 (5,941,370)
Morningstar Mid-Cap Growth .............................................................. 88,992,945 149,640,583 (3,562,121)
Morningstar Small-Cap Growth ............................................................ 41,909,333 31,781,121 (1,100,432)
Morningstar Small-Cap Value .............................................................. 56,153,518 19,810,925 212,015
iShares ETF Purchases Sales
Morningstar Growth .................................................................................... $ 164,339,591 $ 163,126,476
Morningstar Mid-Cap ................................................................................... 99,583,872 97,638,115
Morningstar Mid-Cap Growth .............................................................................. 289,734,774 288,648,951
Morningstar Small-Cap Growth ............................................................................ 93,094,643 93,108,093
Morningstar Small-Cap Value .............................................................................. 90,508,116 92,217,669
iShares ETF
In-kind
Purchases
In-kind
Sales
Morningstar Growth .................................................................................... $ 78,460,161 $ 135,899,114
Morningstar Mid-Cap ................................................................................... 15,010,022 12,108,465
Morningstar Mid-Cap Growth .............................................................................. 167,656,665 48,382,670
Morningstar Small-Cap Growth ............................................................................ 47,626,173 49,247,706
Morningstar Small-Cap Value .............................................................................. — 28,507,170

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of April 30, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of October 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Morningstar Growth ................................................................................................... $ 232,239,410
Morningstar Mid-Cap .................................................................................................. 74,974,942
Morningstar Mid-Cap Growth ............................................................................................. 264,462,054
Morningstar Small-Cap Growth ........................................................................................... 133,971,700
Morningstar Small-Cap Value ............................................................................................. 41,270,853
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Morningstar Growth ................................................ $ 1,368,471,990 $ 401,894,503 $ (110,846,053) $ 291,048,450
Morningstar Mid-Cap ............................................... 720,439,165 93,593,372 (103,290,932) (9,697,560)
Morningstar Mid-Cap Growth ......................................... 1,574,226,541 134,371,177 (183,500,817) (49,129,640)
Morningstar Small-Cap Growth ........................................ 483,349,435 34,377,207 (88,185,891) (53,808,684)
Morningstar Small-Cap Value ......................................... 410,220,222 29,410,741 (77,861,482) (48,450,741)

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report to Shareholders

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Six Months Ended
10/31/23
Year Ended
04/30/23
iShares ETF Shares Amount Shares Amount
Morningstar Growth
Shares sold 1,300,000 $ 78,838,662 1,750,000 $ 92,244,933
Shares redeemed (2,300,000) (136,331,508) (3,350,000) (173,521,116)
(1,000,000) $ (57,492,846) (1,600,000) $ (81,276,183)
Morningstar Mid-Cap
Shares sold 250,000 $ 15,117,236 400,000 $ 24,432,366
Shares redeemed (200,000) (12,174,811) (900,000) (54,117,055)
50,000 $ 2,942,425 (500,000) $ (29,684,689)
Morningstar Mid-Cap Growth
Shares sold 2,850,000 $ 168,259,145 7,600,000 $ 424,829,525
Shares redeemed (850,000) (48,630,934) (1,600,000) (86,283,708)
2,000,000 $ 119,628,211 6,000,000 $ 338,545,817
Morningstar Small-Cap Growth
Shares sold 1,250,000 $ 48,234,573 3,350,000 $ 124,624,087
Shares redeemed (1,300,000) (50,017,533) (950,000) (34,207,774)
(50,000) $ (1,782,960) 2,400,000 $ 90,416,313
Morningstar Small-Cap Value
Shares sold — $ — 1,500,000 $ 79,185,476
Shares redeemed (600,000) (30,583,879) (650,000) (33,331,576)
(600,000) $ (30,583,879) 850,000 $ 45,853,900

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Board Review and Approval of Investment Advisory Contract
2023
iShares Semi-Annual Report to Shareholders

iShares Morningstar Growth ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Mid-Cap Growth ETF, iShares Morningstar Small-Cap Growth ETF,
iShares Morningstar Small-Cap Value ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
2023
iShares Semi-Annual Report to Shareholders

Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
October 31, 2023
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Morningstar Mid-Cap
(a)
.................. $ 0.465778 $ — $ 0.019754 $ 0.485532 96% —% 4% 100%
Morningstar Mid-Cap Growth
(a)
............. 0.234216 — 0.004929 0.239145 98 — 2 100
Morningstar Small-Cap Growth
(a)
........... 0.162081 — 0.013141 0.175222 93 — 7 100
Morningstar Small-Cap Value
(a)
............ 0.600610 — 0.042258 0.642868 93 — 7 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

General Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
2023
iShares Annual Report to Shareholders

Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-SAR-404-1023
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics

Not applicable to this semi-annual report.

Item 3.      Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.      Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.   Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14.    Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a)

(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	December 21, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)